UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-21779
JOHN HANCOCK FUNDS II
(Exact name of registrant as specified in charter)

200 BERKELEY STREET, BOSTON, MA 02116
(Address of principal executive offices) (Zip code)

SALVATORE SCHIAVONE
TREASURER
200 BERKELEY STREET
BOSTON, MA 02116
(Name and address of agent for service)
Registrant's telephone number, including area code:
(617) 543-9634
Date of fiscal year end:
December 31
Date of reporting period:
December 31, 2024
ITEM 1. REPORTS TO STOCKHOLDERS
The Registrant prepared the following annual reports to shareholders for the period ended December 31, 2024:
John Hancock Multimanager Lifestyle Portfolios:
  John Hancock Multimanager Lifestyle Aggressive Portfolio
  John Hancock Multimanager Lifestyle Growth Portfolio
  John Hancock Multimanager Lifestyle Balanced Portfolio
  John Hancock Multimanager Lifestyle Moderate Portfolio
  John Hancock Multimanager Lifestyle Conservative Portfolio

John Hancock Multimanager Lifestyle Aggressive Portfolio
Class 1/JILAX
Annual SHAREHOLDER REPORT | December 31, 2024
This annual shareholder report contains important information about the John Hancock Multimanager Lifestyle Aggressive Portfolio (the fund) for the period of January 1, 2024 to December 31, 2024. You can find additional information about the fund at jhinvestments.com/underlying-funds. You can also request this information by contacting us at 800-344-1029.
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager Lifestyle Aggressive Portfolio (Class 1/JILAX)	$17	0.16%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Multimanager Lifestyle Aggressive Portfolio (Class 1/JILAX) returned 13.78% for the year ended December 31, 2024. Global equities performed well in 2024, but much of the gain came from a narrow group of mega-cap, technology-related stocks that drove sizable outperformance for the U.S. growth style. While value stocks, developed-market international equities, and emerging markets equities all recorded positive returns, they didn’t keep up with the headline global indexes. Bonds also produced gains, with credit-oriented categories and shorter-dated debt producing the best results. Longer-term securities and other rate-sensitive market segments lagged.
TOP PERFORMANCE CONTRIBUTORS
The fund’s equity allocation made the largest contribution | U.S. large- and mid-cap stocks were the leading contributors to absolute performance.
Other holdings in equities | International large-cap stocks, U.S. small caps, defensive equities and emerging markets equities also contributed.

TOP PERFORMANCE DETRACTORS
The fixed-income allocation | This segment of the fund posted a loss, primarily as a result of a position in U.S. Treasury STRIPS (Separate Trading of Registered Interest and Principal of Securities). The category lagged due to its high degree of interest-rate sensitivity.
Select holdings in the real assets portfolio | While the real assets allocation contributed overall, positions in international real estate investment trusts and energy stocks detracted from absolute performance.

The views expressed in this report are exclusively those of the portfolio management team at Manulife Investment Management (US) LLC, and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Multimanager Lifestyle Aggressive Portfolio (Class 1/JILAX)	13.78%	8.72%	8.42%
S&P 500 Index	25.02%	14.53%	13.10%
Morningstar U.S. Aggressive Target Allocation Index	18.22%	10.87%	10.14%
John Hancock Lifestyle Aggressive Index	14.24%	9.22%	9.15%

The fund has designated S&P 500 Index as its broad-based securities market index in accordance with the revised definition for such an index.
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$3,195,975,312
Total number of portfolio holdings	35
Total advisory fees paid (net)	$2,377,452
Portfolio turnover rate	13%
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	98.8%
Equity	89.1%
U.S. large cap	31.6%
International equity	22.8%
U.S. mid cap	12.6%
U.S. small cap	8.3%
Emerging-market equity	6.9%
Large blend	6.0%
Sector equity	0.9%
Fixed income	2.4%
Short-term bond	1.7%
Emerging-market debt	0.5%
High yield bond	0.2%
Alternative and specialty	7.3%
Sector equity	6.3%
Absolute return	1.0%
U.S. Government	1.2%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/underlying-funds, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investment Management, Stylized M Design, and Manulife Investment Management & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and are used by it, and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
MF4114148

96A-1
12/24
2/25

John Hancock Multimanager Lifestyle Aggressive Portfolio
Class A/JALAX
Annual SHAREHOLDER REPORT | December 31, 2024
This annual shareholder report contains important information about the John Hancock Multimanager Lifestyle Aggressive Portfolio (the fund) for the period of January 1, 2024 to December 31, 2024. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager Lifestyle Aggressive Portfolio (Class A/JALAX)	$55	0.52%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Multimanager Lifestyle Aggressive Portfolio (Class A/JALAX) returned 13.44% (excluding sales charges) for the year ended December 31, 2024. Global equities performed well in 2024, but much of the gain came from a narrow group of mega-cap, technology-related stocks that drove sizable outperformance for the U.S. growth style. While value stocks, developed-market international equities, and emerging markets equities all recorded positive returns, they didn’t keep up with the headline global indexes. Bonds also produced gains, with credit-oriented categories and shorter-dated debt producing the best results. Longer-term securities and other rate-sensitive market segments lagged.
TOP PERFORMANCE CONTRIBUTORS
The fund’s equity allocation made the largest contribution | U.S. large- and mid-cap stocks were the leading contributors to absolute performance.
Other holdings in equities | International large-cap stocks, U.S. small caps, defensive equities and emerging markets equities also contributed.

TOP PERFORMANCE DETRACTORS
The fixed-income allocation | This segment of the fund posted a loss, primarily as a result of a position in U.S. Treasury STRIPS (Separate Trading of Registered Interest and Principal of Securities). The category lagged due to its high degree of interest-rate sensitivity.
Select holdings in the real assets portfolio | While the real assets allocation contributed overall, positions in international real estate investment trusts and energy stocks detracted from absolute performance.

The views expressed in this report are exclusively those of the portfolio management team at Manulife Investment Management (US) LLC, and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Multimanager Lifestyle Aggressive Portfolio (Class A/JALAX)	8.35%	7.34%	7.53%
Multimanager Lifestyle Aggressive Portfolio (Class A/JALAX)—excluding sales charge	13.44%	8.34%	8.03%
S&P 500 Index	25.02%	14.53%	13.10%
Morningstar U.S. Aggressive Target Allocation Index	18.22%	10.87%	10.14%
John Hancock Lifestyle Aggressive Index	14.24%	9.22%	9.15%

The fund has designated S&P 500 Index as its broad-based securities market index in accordance with the revised definition for such an index.
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Figures reflect maximum sales charge on Class A shares of 4.50%. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$3,195,975,312
Total number of portfolio holdings	35
Total advisory fees paid (net)	$2,377,452
Portfolio turnover rate	13%
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	98.8%
Equity	89.1%
U.S. large cap	31.6%
International equity	22.8%
U.S. mid cap	12.6%
U.S. small cap	8.3%
Emerging-market equity	6.9%
Large blend	6.0%
Sector equity	0.9%
Fixed income	2.4%
Short-term bond	1.7%
Emerging-market debt	0.5%
High yield bond	0.2%
Alternative and specialty	7.3%
Sector equity	6.3%
Absolute return	1.0%
U.S. Government	1.2%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investment Management, Stylized M Design, and Manulife Investment Management & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and are used by it, and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
MF4114148

96A-A
12/24
2/25

John Hancock Multimanager Lifestyle Aggressive Portfolio
Class C/JCLAX
Annual SHAREHOLDER REPORT | December 31, 2024
This annual shareholder report contains important information about the John Hancock Multimanager Lifestyle Aggressive Portfolio (the fund) for the period of January 1, 2024 to December 31, 2024. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager Lifestyle Aggressive Portfolio (Class C/JCLAX)	$130	1.22%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Multimanager Lifestyle Aggressive Portfolio (Class C/JCLAX) returned 12.56% (excluding sales charges) for the year ended December 31, 2024. Global equities performed well in 2024, but much of the gain came from a narrow group of mega-cap, technology-related stocks that drove sizable outperformance for the U.S. growth style. While value stocks, developed-market international equities, and emerging markets equities all recorded positive returns, they didn’t keep up with the headline global indexes. Bonds also produced gains, with credit-oriented categories and shorter-dated debt producing the best results. Longer-term securities and other rate-sensitive market segments lagged.
TOP PERFORMANCE CONTRIBUTORS
The fund’s equity allocation made the largest contribution | U.S. large- and mid-cap stocks were the leading contributors to absolute performance.
Other holdings in equities | International large-cap stocks, U.S. small caps, defensive equities and emerging markets equities also contributed.

TOP PERFORMANCE DETRACTORS
The fixed-income allocation | This segment of the fund posted a loss, primarily as a result of a position in U.S. Treasury STRIPS (Separate Trading of Registered Interest and Principal of Securities). The category lagged due to its high degree of interest-rate sensitivity.
Select holdings in the real assets portfolio | While the real assets allocation contributed overall, positions in international real estate investment trusts and energy stocks detracted from absolute performance.

The views expressed in this report are exclusively those of the portfolio management team at Manulife Investment Management (US) LLC, and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Multimanager Lifestyle Aggressive Portfolio (Class C/JCLAX)	11.56%	7.57%	7.26%
Multimanager Lifestyle Aggressive Portfolio (Class C/JCLAX)—excluding sales charge	12.56%	7.57%	7.26%
S&P 500 Index	25.02%	14.53%	13.10%
Morningstar U.S. Aggressive Target Allocation Index	18.22%	10.87%	10.14%
John Hancock Lifestyle Aggressive Index	14.24%	9.22%	9.15%

The fund has designated S&P 500 Index as its broad-based securities market index in accordance with the revised definition for such an index.
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Class C shares sold within one year of purchase are subject to a 1.00% contingent deferred sales charge. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$3,195,975,312
Total number of portfolio holdings	35
Total advisory fees paid (net)	$2,377,452
Portfolio turnover rate	13%
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	98.8%
Equity	89.1%
U.S. large cap	31.6%
International equity	22.8%
U.S. mid cap	12.6%
U.S. small cap	8.3%
Emerging-market equity	6.9%
Large blend	6.0%
Sector equity	0.9%
Fixed income	2.4%
Short-term bond	1.7%
Emerging-market debt	0.5%
High yield bond	0.2%
Alternative and specialty	7.3%
Sector equity	6.3%
Absolute return	1.0%
U.S. Government	1.2%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investment Management, Stylized M Design, and Manulife Investment Management & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and are used by it, and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
MF4114148

96A-C
12/24
2/25

John Hancock Multimanager Lifestyle Aggressive Portfolio
Class I/JTAIX
Annual SHAREHOLDER REPORT | December 31, 2024
This annual shareholder report contains important information about the John Hancock Multimanager Lifestyle Aggressive Portfolio (the fund) for the period of January 1, 2024 to December 31, 2024. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager Lifestyle Aggressive Portfolio (Class I/JTAIX)	$24	0.22%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Multimanager Lifestyle Aggressive Portfolio (Class I/JTAIX) returned 13.67% for the year ended December 31, 2024. Global equities performed well in 2024, but much of the gain came from a narrow group of mega-cap, technology-related stocks that drove sizable outperformance for the U.S. growth style. While value stocks, developed-market international equities, and emerging markets equities all recorded positive returns, they didn’t keep up with the headline global indexes. Bonds also produced gains, with credit-oriented categories and shorter-dated debt producing the best results. Longer-term securities and other rate-sensitive market segments lagged.
TOP PERFORMANCE CONTRIBUTORS
The fund’s equity allocation made the largest contribution | U.S. large- and mid-cap stocks were the leading contributors to absolute performance.
Other holdings in equities | International large-cap stocks, U.S. small caps, defensive equities and emerging markets equities also contributed.

TOP PERFORMANCE DETRACTORS
The fixed-income allocation | This segment of the fund posted a loss, primarily as a result of a position in U.S. Treasury STRIPS (Separate Trading of Registered Interest and Principal of Securities). The category lagged due to its high degree of interest-rate sensitivity.
Select holdings in the real assets portfolio | While the real assets allocation contributed overall, positions in international real estate investment trusts and energy stocks detracted from absolute performance.

The views expressed in this report are exclusively those of the portfolio management team at Manulife Investment Management (US) LLC, and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $250,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $250,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Multimanager Lifestyle Aggressive Portfolio (Class I/JTAIX)	13.67%	8.65%	8.31%
S&P 500 Index	25.02%	14.53%	13.10%
Morningstar U.S. Aggressive Target Allocation Index	18.22%	10.87%	10.14%
John Hancock Lifestyle Aggressive Index	14.24%	9.22%	9.15%

The fund has designated S&P 500 Index as its broad-based securities market index in accordance with the revised definition for such an index.
Class I shares were first offered on 5-1-15. Returns prior to this date are those of Class C shares that have not been adjusted for class-specific expenses; otherwise, returns would vary.
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$3,195,975,312
Total number of portfolio holdings	35
Total advisory fees paid (net)	$2,377,452
Portfolio turnover rate	13%
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	98.8%
Equity	89.1%
U.S. large cap	31.6%
International equity	22.8%
U.S. mid cap	12.6%
U.S. small cap	8.3%
Emerging-market equity	6.9%
Large blend	6.0%
Sector equity	0.9%
Fixed income	2.4%
Short-term bond	1.7%
Emerging-market debt	0.5%
High yield bond	0.2%
Alternative and specialty	7.3%
Sector equity	6.3%
Absolute return	1.0%
U.S. Government	1.2%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investment Management, Stylized M Design, and Manulife Investment Management & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and are used by it, and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
MF4114148

96A-I
12/24
2/25

John Hancock Multimanager Lifestyle Aggressive Portfolio
Class R2/JQLAX
Annual SHAREHOLDER REPORT | December 31, 2024
This annual shareholder report contains important information about the John Hancock Multimanager Lifestyle Aggressive Portfolio (the fund) for the period of January 1, 2024 to December 31, 2024. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager Lifestyle Aggressive Portfolio (Class R2/JQLAX)	$65	0.61%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Multimanager Lifestyle Aggressive Portfolio (Class R2/JQLAX) returned 13.35% for the year ended December 31, 2024. Global equities performed well in 2024, but much of the gain came from a narrow group of mega-cap, technology-related stocks that drove sizable outperformance for the U.S. growth style. While value stocks, developed-market international equities, and emerging markets equities all recorded positive returns, they didn’t keep up with the headline global indexes. Bonds also produced gains, with credit-oriented categories and shorter-dated debt producing the best results. Longer-term securities and other rate-sensitive market segments lagged.
TOP PERFORMANCE CONTRIBUTORS
The fund’s equity allocation made the largest contribution | U.S. large- and mid-cap stocks were the leading contributors to absolute performance.
Other holdings in equities | International large-cap stocks, U.S. small caps, defensive equities and emerging markets equities also contributed.

TOP PERFORMANCE DETRACTORS
The fixed-income allocation | This segment of the fund posted a loss, primarily as a result of a position in U.S. Treasury STRIPS (Separate Trading of Registered Interest and Principal of Securities). The category lagged due to its high degree of interest-rate sensitivity.
Select holdings in the real assets portfolio | While the real assets allocation contributed overall, positions in international real estate investment trusts and energy stocks detracted from absolute performance.

The views expressed in this report are exclusively those of the portfolio management team at Manulife Investment Management (US) LLC, and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Multimanager Lifestyle Aggressive Portfolio (Class R2/JQLAX)	13.35%	8.24%	7.92%
S&P 500 Index	25.02%	14.53%	13.10%
Morningstar U.S. Aggressive Target Allocation Index	18.22%	10.87%	10.14%
John Hancock Lifestyle Aggressive Index	14.24%	9.22%	9.15%

The fund has designated S&P 500 Index as its broad-based securities market index in accordance with the revised definition for such an index.
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$3,195,975,312
Total number of portfolio holdings	35
Total advisory fees paid (net)	$2,377,452
Portfolio turnover rate	13%
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	98.8%
Equity	89.1%
U.S. large cap	31.6%
International equity	22.8%
U.S. mid cap	12.6%
U.S. small cap	8.3%
Emerging-market equity	6.9%
Large blend	6.0%
Sector equity	0.9%
Fixed income	2.4%
Short-term bond	1.7%
Emerging-market debt	0.5%
High yield bond	0.2%
Alternative and specialty	7.3%
Sector equity	6.3%
Absolute return	1.0%
U.S. Government	1.2%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investment Management, Stylized M Design, and Manulife Investment Management & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and are used by it, and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
MF4114148

96A-R2
12/24
2/25

John Hancock Multimanager Lifestyle Aggressive Portfolio
Class R4/JSLAX
Annual SHAREHOLDER REPORT | December 31, 2024
This annual shareholder report contains important information about the John Hancock Multimanager Lifestyle Aggressive Portfolio (the fund) for the period of January 1, 2024 to December 31, 2024. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager Lifestyle Aggressive Portfolio (Class R4/JSLAX)	$38	0.36%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Multimanager Lifestyle Aggressive Portfolio (Class R4/JSLAX) returned 13.64% for the year ended December 31, 2024. Global equities performed well in 2024, but much of the gain came from a narrow group of mega-cap, technology-related stocks that drove sizable outperformance for the U.S. growth style. While value stocks, developed-market international equities, and emerging markets equities all recorded positive returns, they didn’t keep up with the headline global indexes. Bonds also produced gains, with credit-oriented categories and shorter-dated debt producing the best results. Longer-term securities and other rate-sensitive market segments lagged.
TOP PERFORMANCE CONTRIBUTORS
The fund’s equity allocation made the largest contribution | U.S. large- and mid-cap stocks were the leading contributors to absolute performance.
Other holdings in equities | International large-cap stocks, U.S. small caps, defensive equities and emerging markets equities also contributed.

TOP PERFORMANCE DETRACTORS
The fixed-income allocation | This segment of the fund posted a loss, primarily as a result of a position in U.S. Treasury STRIPS (Separate Trading of Registered Interest and Principal of Securities). The category lagged due to its high degree of interest-rate sensitivity.
Select holdings in the real assets portfolio | While the real assets allocation contributed overall, positions in international real estate investment trusts and energy stocks detracted from absolute performance.

The views expressed in this report are exclusively those of the portfolio management team at Manulife Investment Management (US) LLC, and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Multimanager Lifestyle Aggressive Portfolio (Class R4/JSLAX)	13.64%	8.50%	8.19%
S&P 500 Index	25.02%	14.53%	13.10%
Morningstar U.S. Aggressive Target Allocation Index	18.22%	10.87%	10.14%
John Hancock Lifestyle Aggressive Index	14.24%	9.22%	9.15%

The fund has designated S&P 500 Index as its broad-based securities market index in accordance with the revised definition for such an index.
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$3,195,975,312
Total number of portfolio holdings	35
Total advisory fees paid (net)	$2,377,452
Portfolio turnover rate	13%
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	98.8%
Equity	89.1%
U.S. large cap	31.6%
International equity	22.8%
U.S. mid cap	12.6%
U.S. small cap	8.3%
Emerging-market equity	6.9%
Large blend	6.0%
Sector equity	0.9%
Fixed income	2.4%
Short-term bond	1.7%
Emerging-market debt	0.5%
High yield bond	0.2%
Alternative and specialty	7.3%
Sector equity	6.3%
Absolute return	1.0%
U.S. Government	1.2%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investment Management, Stylized M Design, and Manulife Investment Management & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and are used by it, and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
MF4114148

96A-R4
12/24
2/25

John Hancock Multimanager Lifestyle Aggressive Portfolio
Class R5/JTLAX
Annual SHAREHOLDER REPORT | December 31, 2024
This annual shareholder report contains important information about the John Hancock Multimanager Lifestyle Aggressive Portfolio (the fund) for the period of January 1, 2024 to December 31, 2024. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager Lifestyle Aggressive Portfolio (Class R5/JTLAX)	$17	0.16%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Multimanager Lifestyle Aggressive Portfolio (Class R5/JTLAX) returned 13.80% for the year ended December 31, 2024. Global equities performed well in 2024, but much of the gain came from a narrow group of mega-cap, technology-related stocks that drove sizable outperformance for the U.S. growth style. While value stocks, developed-market international equities, and emerging markets equities all recorded positive returns, they didn’t keep up with the headline global indexes. Bonds also produced gains, with credit-oriented categories and shorter-dated debt producing the best results. Longer-term securities and other rate-sensitive market segments lagged.
TOP PERFORMANCE CONTRIBUTORS
The fund’s equity allocation made the largest contribution | U.S. large- and mid-cap stocks were the leading contributors to absolute performance.
Other holdings in equities | International large-cap stocks, U.S. small caps, defensive equities and emerging markets equities also contributed.

TOP PERFORMANCE DETRACTORS
The fixed-income allocation | This segment of the fund posted a loss, primarily as a result of a position in U.S. Treasury STRIPS (Separate Trading of Registered Interest and Principal of Securities). The category lagged due to its high degree of interest-rate sensitivity.
Select holdings in the real assets portfolio | While the real assets allocation contributed overall, positions in international real estate investment trusts and energy stocks detracted from absolute performance.

The views expressed in this report are exclusively those of the portfolio management team at Manulife Investment Management (US) LLC, and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Multimanager Lifestyle Aggressive Portfolio (Class R5/JTLAX)	13.80%	8.72%	8.40%
S&P 500 Index	25.02%	14.53%	13.10%
Morningstar U.S. Aggressive Target Allocation Index	18.22%	10.87%	10.14%
John Hancock Lifestyle Aggressive Index	14.24%	9.22%	9.15%

The fund has designated S&P 500 Index as its broad-based securities market index in accordance with the revised definition for such an index.
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$3,195,975,312
Total number of portfolio holdings	35
Total advisory fees paid (net)	$2,377,452
Portfolio turnover rate	13%
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	98.8%
Equity	89.1%
U.S. large cap	31.6%
International equity	22.8%
U.S. mid cap	12.6%
U.S. small cap	8.3%
Emerging-market equity	6.9%
Large blend	6.0%
Sector equity	0.9%
Fixed income	2.4%
Short-term bond	1.7%
Emerging-market debt	0.5%
High yield bond	0.2%
Alternative and specialty	7.3%
Sector equity	6.3%
Absolute return	1.0%
U.S. Government	1.2%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investment Management, Stylized M Design, and Manulife Investment Management & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and are used by it, and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
MF4114148

96A-R5
12/24
2/25

John Hancock Multimanager Lifestyle Aggressive Portfolio
Class R6/JULAX
Annual SHAREHOLDER REPORT | December 31, 2024
This annual shareholder report contains important information about the John Hancock Multimanager Lifestyle Aggressive Portfolio (the fund) for the period of January 1, 2024 to December 31, 2024. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager Lifestyle Aggressive Portfolio (Class R6/JULAX)	$12	0.11%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Multimanager Lifestyle Aggressive Portfolio (Class R6/JULAX) returned 13.87% for the year ended December 31, 2024. Global equities performed well in 2024, but much of the gain came from a narrow group of mega-cap, technology-related stocks that drove sizable outperformance for the U.S. growth style. While value stocks, developed-market international equities, and emerging markets equities all recorded positive returns, they didn’t keep up with the headline global indexes. Bonds also produced gains, with credit-oriented categories and shorter-dated debt producing the best results. Longer-term securities and other rate-sensitive market segments lagged.
TOP PERFORMANCE CONTRIBUTORS
The fund’s equity allocation made the largest contribution | U.S. large- and mid-cap stocks were the leading contributors to absolute performance.
Other holdings in equities | International large-cap stocks, U.S. small caps, defensive equities and emerging markets equities also contributed.

TOP PERFORMANCE DETRACTORS
The fixed-income allocation | This segment of the fund posted a loss, primarily as a result of a position in U.S. Treasury STRIPS (Separate Trading of Registered Interest and Principal of Securities). The category lagged due to its high degree of interest-rate sensitivity.
Select holdings in the real assets portfolio | While the real assets allocation contributed overall, positions in international real estate investment trusts and energy stocks detracted from absolute performance.

The views expressed in this report are exclusively those of the portfolio management team at Manulife Investment Management (US) LLC, and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $1,000,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $1,000,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Multimanager Lifestyle Aggressive Portfolio (Class R6/JULAX)	13.87%	8.78%	8.47%
S&P 500 Index	25.02%	14.53%	13.10%
Morningstar U.S. Aggressive Target Allocation Index	18.22%	10.87%	10.14%
John Hancock Lifestyle Aggressive Index	14.24%	9.22%	9.15%

The fund has designated S&P 500 Index as its broad-based securities market index in accordance with the revised definition for such an index.
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$3,195,975,312
Total number of portfolio holdings	35
Total advisory fees paid (net)	$2,377,452
Portfolio turnover rate	13%
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	98.8%
Equity	89.1%
U.S. large cap	31.6%
International equity	22.8%
U.S. mid cap	12.6%
U.S. small cap	8.3%
Emerging-market equity	6.9%
Large blend	6.0%
Sector equity	0.9%
Fixed income	2.4%
Short-term bond	1.7%
Emerging-market debt	0.5%
High yield bond	0.2%
Alternative and specialty	7.3%
Sector equity	6.3%
Absolute return	1.0%
U.S. Government	1.2%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investment Management, Stylized M Design, and Manulife Investment Management & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and are used by it, and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
MF4114148

96A-R6
12/24
2/25

John Hancock Multimanager Lifestyle Growth Portfolio
Class 1/JILGX
Annual SHAREHOLDER REPORT | December 31, 2024
This annual shareholder report contains important information about the John Hancock Multimanager Lifestyle Growth Portfolio (the fund) for the period of January 1, 2024 to December 31, 2024. You can find additional information about the fund at jhinvestments.com/underlying-funds. You can also request this information by contacting us at 800-344-1029.
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager Lifestyle Growth Portfolio (Class 1/JILGX)	$19	0.18%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Multimanager Lifestyle Growth Portfolio (Class 1/JILGX) returned 11.96% for the year ended December 31, 2024. Global equities performed well in 2024, but much of the gain came from a narrow group of mega-cap, technology-related stocks that drove sizable outperformance for the U.S. growth style. While value stocks, developed-market international equities, and emerging markets equities all recorded positive returns, they didn’t keep up with the headline global indexes. Bonds also produced gains, with credit-oriented categories and shorter-dated debt producing the best results. Longer-term securities and other rate-sensitive market segments lagged.
TOP PERFORMANCE CONTRIBUTORS
The fund’s equity allocation made the largest contribution | U.S. large- and mid-cap stocks were the leading contributors to absolute performance.
Other holdings in equities | International large-cap stocks, defensive equities, U.S. small caps and emerging markets equities also contributed.
The fixed-income allocation | Emerging-market debt, intermediate-term bonds and bank loans were top contributors. High-yield bonds, short-term Treasury Inflation Protected Securities and a multi-sector bond fund also helped results.

TOP PERFORMANCE DETRACTORS
Select holdings in the real assets portfolio | While the real assets allocation contributed overall, positions in international real estate investment trusts and energy stocks detracted from absolute performance.
U.S. Treasury STRIPS (Separate Trading of Registered Interest and Principal of Securities) | Certain holdings in this area were adversely affected by their above-average interest-rate sensitivity.

The views expressed in this report are exclusively those of the portfolio management team at Manulife Investment Management (US) LLC, and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Multimanager Lifestyle Growth Portfolio (Class 1/JILGX)	11.96%	7.65%	7.43%
S&P 500 Index	25.02%	14.53%	13.10%
Morningstar U.S. Moderately Aggressive Target Allocation Index	15.15%	9.04%	8.72%
John Hancock Lifestyle Growth Index	12.36%	7.98%	8.14%

The fund has designated S&P 500 Index as its broad-based securities market index in accordance with the revised definition for such an index.
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$8,518,676,839
Total number of portfolio holdings	43
Total advisory fees paid (net)	$8,334,675
Portfolio turnover rate	13%
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	96.4%
Equity	75.3%
U.S. large cap	27.1%
International equity	19.5%
U.S. mid cap	10.2%
U.S. small cap	6.3%
Emerging-market equity	5.9%
Large blend	5.5%
Sector equity	0.8%
Fixed income	14.9%
Intermediate bond	6.5%
Multi-sector bond	2.5%
Emerging-market debt	1.8%
Bank loan	1.5%
High yield bond	1.3%
Short-term bond	1.3%
Alternative and specialty	6.2%
Sector equity	5.2%
Absolute return	1.0%
U.S. Government	3.6%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/underlying-funds, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investment Management, Stylized M Design, and Manulife Investment Management & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and are used by it, and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
MF4114148

04A-1
12/24
2/25

John Hancock Multimanager Lifestyle Growth Portfolio
Class 5/JHLGX
Annual SHAREHOLDER REPORT | December 31, 2024
This annual shareholder report contains important information about the John Hancock Multimanager Lifestyle Growth Portfolio (the fund) for the period of January 1, 2024 to December 31, 2024. You can find additional information about the fund at jhinvestments.com/underlying-funds. You can also request this information by contacting us at 800-344-1029.
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager Lifestyle Growth Portfolio (Class 5/JHLGX)	$14	0.13%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Multimanager Lifestyle Growth Portfolio (Class 5/JHLGX) returned 12.05% for the year ended December 31, 2024. Global equities performed well in 2024, but much of the gain came from a narrow group of mega-cap, technology-related stocks that drove sizable outperformance for the U.S. growth style. While value stocks, developed-market international equities, and emerging markets equities all recorded positive returns, they didn’t keep up with the headline global indexes. Bonds also produced gains, with credit-oriented categories and shorter-dated debt producing the best results. Longer-term securities and other rate-sensitive market segments lagged.
TOP PERFORMANCE CONTRIBUTORS
The fund’s equity allocation made the largest contribution | U.S. large- and mid-cap stocks were the leading contributors to absolute performance.
Other holdings in equities | International large-cap stocks, defensive equities, U.S. small caps and emerging markets equities also contributed.
The fixed-income allocation | Emerging-market debt, intermediate-term bonds and bank loans were top contributors. High-yield bonds, short-term Treasury Inflation Protected Securities and a multi-sector bond fund also helped results.

TOP PERFORMANCE DETRACTORS
Select holdings in the real assets portfolio | While the real assets allocation contributed overall, positions in international real estate investment trusts and energy stocks detracted from absolute performance.
U.S. Treasury STRIPS (Separate Trading of Registered Interest and Principal of Securities) | Certain holdings in this area were adversely affected by their above-average interest-rate sensitivity.

The views expressed in this report are exclusively those of the portfolio management team at Manulife Investment Management (US) LLC, and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Multimanager Lifestyle Growth Portfolio (Class 5/JHLGX)	12.05%	7.72%	7.49%
S&P 500 Index	25.02%	14.53%	13.10%
Morningstar U.S. Moderately Aggressive Target Allocation Index	15.15%	9.04%	8.72%
John Hancock Lifestyle Growth Index	12.36%	7.98%	8.14%

The fund has designated S&P 500 Index as its broad-based securities market index in accordance with the revised definition for such an index.
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$8,518,676,839
Total number of portfolio holdings	43
Total advisory fees paid (net)	$8,334,675
Portfolio turnover rate	13%
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	96.4%
Equity	75.3%
U.S. large cap	27.1%
International equity	19.5%
U.S. mid cap	10.2%
U.S. small cap	6.3%
Emerging-market equity	5.9%
Large blend	5.5%
Sector equity	0.8%
Fixed income	14.9%
Intermediate bond	6.5%
Multi-sector bond	2.5%
Emerging-market debt	1.8%
Bank loan	1.5%
High yield bond	1.3%
Short-term bond	1.3%
Alternative and specialty	6.2%
Sector equity	5.2%
Absolute return	1.0%
U.S. Government	3.6%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/underlying-funds, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investment Management, Stylized M Design, and Manulife Investment Management & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and are used by it, and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
MF4114148

04A-5
12/24
2/25

John Hancock Multimanager Lifestyle Growth Portfolio
Class A/JALGX
Annual SHAREHOLDER REPORT | December 31, 2024
This annual shareholder report contains important information about the John Hancock Multimanager Lifestyle Growth Portfolio (the fund) for the period of January 1, 2024 to December 31, 2024. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager Lifestyle Growth Portfolio (Class A/JALGX)	$57	0.54%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Multimanager Lifestyle Growth Portfolio (Class A/JALGX) returned 11.56% (excluding sales charges) for the year ended December 31, 2024. Global equities performed well in 2024, but much of the gain came from a narrow group of mega-cap, technology-related stocks that drove sizable outperformance for the U.S. growth style. While value stocks, developed-market international equities, and emerging markets equities all recorded positive returns, they didn’t keep up with the headline global indexes. Bonds also produced gains, with credit-oriented categories and shorter-dated debt producing the best results. Longer-term securities and other rate-sensitive market segments lagged.
TOP PERFORMANCE CONTRIBUTORS
The fund’s equity allocation made the largest contribution | U.S. large- and mid-cap stocks were the leading contributors to absolute performance.
Other holdings in equities | International large-cap stocks, defensive equities, U.S. small caps and emerging markets equities also contributed.
The fixed-income allocation | Emerging-market debt, intermediate-term bonds and bank loans were top contributors. High-yield bonds, short-term Treasury Inflation Protected Securities and a multi-sector bond fund also helped results.

TOP PERFORMANCE DETRACTORS
Select holdings in the real assets portfolio | While the real assets allocation contributed overall, positions in international real estate investment trusts and energy stocks detracted from absolute performance.
U.S. Treasury STRIPS (Separate Trading of Registered Interest and Principal of Securities) | Certain holdings in this area were adversely affected by their above-average interest-rate sensitivity.

The views expressed in this report are exclusively those of the portfolio management team at Manulife Investment Management (US) LLC, and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Multimanager Lifestyle Growth Portfolio (Class A/JALGX)	6.56%	6.29%	6.55%
Multimanager Lifestyle Growth Portfolio (Class A/JALGX)—excluding sales charge	11.56%	7.27%	7.04%
S&P 500 Index	25.02%	14.53%	13.10%
Morningstar U.S. Moderately Aggressive Target Allocation Index	15.15%	9.04%	8.72%
John Hancock Lifestyle Growth Index	12.36%	7.98%	8.14%

The fund has designated S&P 500 Index as its broad-based securities market index in accordance with the revised definition for such an index.
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Figures reflect maximum sales charge on Class A shares of 4.50%. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$8,518,676,839
Total number of portfolio holdings	43
Total advisory fees paid (net)	$8,334,675
Portfolio turnover rate	13%
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	96.4%
Equity	75.3%
U.S. large cap	27.1%
International equity	19.5%
U.S. mid cap	10.2%
U.S. small cap	6.3%
Emerging-market equity	5.9%
Large blend	5.5%
Sector equity	0.8%
Fixed income	14.9%
Intermediate bond	6.5%
Multi-sector bond	2.5%
Emerging-market debt	1.8%
Bank loan	1.5%
High yield bond	1.3%
Short-term bond	1.3%
Alternative and specialty	6.2%
Sector equity	5.2%
Absolute return	1.0%
U.S. Government	3.6%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investment Management, Stylized M Design, and Manulife Investment Management & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and are used by it, and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
MF4114148

04A-A
12/24
2/25

John Hancock Multimanager Lifestyle Growth Portfolio
Class C/JCLGX
Annual SHAREHOLDER REPORT | December 31, 2024
This annual shareholder report contains important information about the John Hancock Multimanager Lifestyle Growth Portfolio (the fund) for the period of January 1, 2024 to December 31, 2024. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager Lifestyle Growth Portfolio (Class C/JCLGX)	$131	1.24%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Multimanager Lifestyle Growth Portfolio (Class C/JCLGX) returned 10.81% (excluding sales charges) for the year ended December 31, 2024. Global equities performed well in 2024, but much of the gain came from a narrow group of mega-cap, technology-related stocks that drove sizable outperformance for the U.S. growth style. While value stocks, developed-market international equities, and emerging markets equities all recorded positive returns, they didn’t keep up with the headline global indexes. Bonds also produced gains, with credit-oriented categories and shorter-dated debt producing the best results. Longer-term securities and other rate-sensitive market segments lagged.
TOP PERFORMANCE CONTRIBUTORS
The fund’s equity allocation made the largest contribution | U.S. large- and mid-cap stocks were the leading contributors to absolute performance.
Other holdings in equities | International large-cap stocks, defensive equities, U.S. small caps and emerging markets equities also contributed.
The fixed-income allocation | Emerging-market debt, intermediate-term bonds and bank loans were top contributors. High-yield bonds, short-term Treasury Inflation Protected Securities and a multi-sector bond fund also helped results.

TOP PERFORMANCE DETRACTORS
Select holdings in the real assets portfolio | While the real assets allocation contributed overall, positions in international real estate investment trusts and energy stocks detracted from absolute performance.
U.S. Treasury STRIPS (Separate Trading of Registered Interest and Principal of Securities) | Certain holdings in this area were adversely affected by their above-average interest-rate sensitivity.

The views expressed in this report are exclusively those of the portfolio management team at Manulife Investment Management (US) LLC, and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Multimanager Lifestyle Growth Portfolio (Class C/JCLGX)	9.81%	6.51%	6.29%
Multimanager Lifestyle Growth Portfolio (Class C/JCLGX)—excluding sales charge	10.81%	6.51%	6.29%
S&P 500 Index	25.02%	14.53%	13.10%
Morningstar U.S. Moderately Aggressive Target Allocation Index	15.15%	9.04%	8.72%
John Hancock Lifestyle Growth Index	12.36%	7.98%	8.14%

The fund has designated S&P 500 Index as its broad-based securities market index in accordance with the revised definition for such an index.
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Class C shares sold within one year of purchase are subject to a 1.00% contingent deferred sales charge. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$8,518,676,839
Total number of portfolio holdings	43
Total advisory fees paid (net)	$8,334,675
Portfolio turnover rate	13%
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	96.4%
Equity	75.3%
U.S. large cap	27.1%
International equity	19.5%
U.S. mid cap	10.2%
U.S. small cap	6.3%
Emerging-market equity	5.9%
Large blend	5.5%
Sector equity	0.8%
Fixed income	14.9%
Intermediate bond	6.5%
Multi-sector bond	2.5%
Emerging-market debt	1.8%
Bank loan	1.5%
High yield bond	1.3%
Short-term bond	1.3%
Alternative and specialty	6.2%
Sector equity	5.2%
Absolute return	1.0%
U.S. Government	3.6%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investment Management, Stylized M Design, and Manulife Investment Management & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and are used by it, and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
MF4114148

04A-C
12/24
2/25

John Hancock Multimanager Lifestyle Growth Portfolio
Class I/JTGIX
Annual SHAREHOLDER REPORT | December 31, 2024
This annual shareholder report contains important information about the John Hancock Multimanager Lifestyle Growth Portfolio (the fund) for the period of January 1, 2024 to December 31, 2024. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager Lifestyle Growth Portfolio (Class I/JTGIX)	$25	0.24%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Multimanager Lifestyle Growth Portfolio (Class I/JTGIX) returned 11.92% for the year ended December 31, 2024. Global equities performed well in 2024, but much of the gain came from a narrow group of mega-cap, technology-related stocks that drove sizable outperformance for the U.S. growth style. While value stocks, developed-market international equities, and emerging markets equities all recorded positive returns, they didn’t keep up with the headline global indexes. Bonds also produced gains, with credit-oriented categories and shorter-dated debt producing the best results. Longer-term securities and other rate-sensitive market segments lagged.
TOP PERFORMANCE CONTRIBUTORS
The fund’s equity allocation made the largest contribution | U.S. large- and mid-cap stocks were the leading contributors to absolute performance.
Other holdings in equities | International large-cap stocks, defensive equities, U.S. small caps and emerging markets equities also contributed.
The fixed-income allocation | Emerging-market debt, intermediate-term bonds and bank loans were top contributors. High-yield bonds, short-term Treasury Inflation Protected Securities and a multi-sector bond fund also helped results.

TOP PERFORMANCE DETRACTORS
Select holdings in the real assets portfolio | While the real assets allocation contributed overall, positions in international real estate investment trusts and energy stocks detracted from absolute performance.
U.S. Treasury STRIPS (Separate Trading of Registered Interest and Principal of Securities) | Certain holdings in this area were adversely affected by their above-average interest-rate sensitivity.

The views expressed in this report are exclusively those of the portfolio management team at Manulife Investment Management (US) LLC, and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $250,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $250,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Multimanager Lifestyle Growth Portfolio (Class I/JTGIX)	11.92%	7.59%	7.34%
S&P 500 Index	25.02%	14.53%	13.10%
Morningstar U.S. Moderately Aggressive Target Allocation Index	15.15%	9.04%	8.72%
John Hancock Lifestyle Growth Index	12.36%	7.98%	8.14%

The fund has designated S&P 500 Index as its broad-based securities market index in accordance with the revised definition for such an index.
Class I shares were first offered on 5-1-15. Returns prior to this date are those of Class C shares that have not been adjusted for class-specific expenses; otherwise, returns would vary.
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$8,518,676,839
Total number of portfolio holdings	43
Total advisory fees paid (net)	$8,334,675
Portfolio turnover rate	13%
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	96.4%
Equity	75.3%
U.S. large cap	27.1%
International equity	19.5%
U.S. mid cap	10.2%
U.S. small cap	6.3%
Emerging-market equity	5.9%
Large blend	5.5%
Sector equity	0.8%
Fixed income	14.9%
Intermediate bond	6.5%
Multi-sector bond	2.5%
Emerging-market debt	1.8%
Bank loan	1.5%
High yield bond	1.3%
Short-term bond	1.3%
Alternative and specialty	6.2%
Sector equity	5.2%
Absolute return	1.0%
U.S. Government	3.6%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investment Management, Stylized M Design, and Manulife Investment Management & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and are used by it, and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
MF4114148

04A-I
12/24
2/25

John Hancock Multimanager Lifestyle Growth Portfolio
Class R2/JQLGX
Annual SHAREHOLDER REPORT | December 31, 2024
This annual shareholder report contains important information about the John Hancock Multimanager Lifestyle Growth Portfolio (the fund) for the period of January 1, 2024 to December 31, 2024. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager Lifestyle Growth Portfolio (Class R2/JQLGX)	$67	0.63%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Multimanager Lifestyle Growth Portfolio (Class R2/JQLGX) returned 11.46% for the year ended December 31, 2024. Global equities performed well in 2024, but much of the gain came from a narrow group of mega-cap, technology-related stocks that drove sizable outperformance for the U.S. growth style. While value stocks, developed-market international equities, and emerging markets equities all recorded positive returns, they didn’t keep up with the headline global indexes. Bonds also produced gains, with credit-oriented categories and shorter-dated debt producing the best results. Longer-term securities and other rate-sensitive market segments lagged.
TOP PERFORMANCE CONTRIBUTORS
The fund’s equity allocation made the largest contribution | U.S. large- and mid-cap stocks were the leading contributors to absolute performance.
Other holdings in equities | International large-cap stocks, defensive equities, U.S. small caps and emerging markets equities also contributed.
The fixed-income allocation | Emerging-market debt, intermediate-term bonds and bank loans were top contributors. High-yield bonds, short-term Treasury Inflation Protected Securities and a multi-sector bond fund also helped results.

TOP PERFORMANCE DETRACTORS
Select holdings in the real assets portfolio | While the real assets allocation contributed overall, positions in international real estate investment trusts and energy stocks detracted from absolute performance.
U.S. Treasury STRIPS (Separate Trading of Registered Interest and Principal of Securities) | Certain holdings in this area were adversely affected by their above-average interest-rate sensitivity.

The views expressed in this report are exclusively those of the portfolio management team at Manulife Investment Management (US) LLC, and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Multimanager Lifestyle Growth Portfolio (Class R2/JQLGX)	11.46%	7.19%	6.94%
S&P 500 Index	25.02%	14.53%	13.10%
Morningstar U.S. Moderately Aggressive Target Allocation Index	15.15%	9.04%	8.72%
John Hancock Lifestyle Growth Index	12.36%	7.98%	8.14%

The fund has designated S&P 500 Index as its broad-based securities market index in accordance with the revised definition for such an index.
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$8,518,676,839
Total number of portfolio holdings	43
Total advisory fees paid (net)	$8,334,675
Portfolio turnover rate	13%
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	96.4%
Equity	75.3%
U.S. large cap	27.1%
International equity	19.5%
U.S. mid cap	10.2%
U.S. small cap	6.3%
Emerging-market equity	5.9%
Large blend	5.5%
Sector equity	0.8%
Fixed income	14.9%
Intermediate bond	6.5%
Multi-sector bond	2.5%
Emerging-market debt	1.8%
Bank loan	1.5%
High yield bond	1.3%
Short-term bond	1.3%
Alternative and specialty	6.2%
Sector equity	5.2%
Absolute return	1.0%
U.S. Government	3.6%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investment Management, Stylized M Design, and Manulife Investment Management & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and are used by it, and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
MF4114148

04A-R2
12/24
2/25

John Hancock Multimanager Lifestyle Growth Portfolio
Class R4/JSLGX
Annual SHAREHOLDER REPORT | December 31, 2024
This annual shareholder report contains important information about the John Hancock Multimanager Lifestyle Growth Portfolio (the fund) for the period of January 1, 2024 to December 31, 2024. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager Lifestyle Growth Portfolio (Class R4/JSLGX)	$40	0.38%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Multimanager Lifestyle Growth Portfolio (Class R4/JSLGX) returned 11.76% for the year ended December 31, 2024. Global equities performed well in 2024, but much of the gain came from a narrow group of mega-cap, technology-related stocks that drove sizable outperformance for the U.S. growth style. While value stocks, developed-market international equities, and emerging markets equities all recorded positive returns, they didn’t keep up with the headline global indexes. Bonds also produced gains, with credit-oriented categories and shorter-dated debt producing the best results. Longer-term securities and other rate-sensitive market segments lagged.
TOP PERFORMANCE CONTRIBUTORS
The fund’s equity allocation made the largest contribution | U.S. large- and mid-cap stocks were the leading contributors to absolute performance.
Other holdings in equities | International large-cap stocks, defensive equities, U.S. small caps and emerging markets equities also contributed.
The fixed-income allocation | Emerging-market debt, intermediate-term bonds and bank loans were top contributors. High-yield bonds, short-term Treasury Inflation Protected Securities and a multi-sector bond fund also helped results.

TOP PERFORMANCE DETRACTORS
Select holdings in the real assets portfolio | While the real assets allocation contributed overall, positions in international real estate investment trusts and energy stocks detracted from absolute performance.
U.S. Treasury STRIPS (Separate Trading of Registered Interest and Principal of Securities) | Certain holdings in this area were adversely affected by their above-average interest-rate sensitivity.

The views expressed in this report are exclusively those of the portfolio management team at Manulife Investment Management (US) LLC, and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Multimanager Lifestyle Growth Portfolio (Class R4/JSLGX)	11.76%	7.44%	7.21%
S&P 500 Index	25.02%	14.53%	13.10%
Morningstar U.S. Moderately Aggressive Target Allocation Index	15.15%	9.04%	8.72%
John Hancock Lifestyle Growth Index	12.36%	7.98%	8.14%

The fund has designated S&P 500 Index as its broad-based securities market index in accordance with the revised definition for such an index.
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$8,518,676,839
Total number of portfolio holdings	43
Total advisory fees paid (net)	$8,334,675
Portfolio turnover rate	13%
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	96.4%
Equity	75.3%
U.S. large cap	27.1%
International equity	19.5%
U.S. mid cap	10.2%
U.S. small cap	6.3%
Emerging-market equity	5.9%
Large blend	5.5%
Sector equity	0.8%
Fixed income	14.9%
Intermediate bond	6.5%
Multi-sector bond	2.5%
Emerging-market debt	1.8%
Bank loan	1.5%
High yield bond	1.3%
Short-term bond	1.3%
Alternative and specialty	6.2%
Sector equity	5.2%
Absolute return	1.0%
U.S. Government	3.6%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investment Management, Stylized M Design, and Manulife Investment Management & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and are used by it, and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
MF4114148

04A-R4
12/24
2/25

John Hancock Multimanager Lifestyle Growth Portfolio
Class R5/JTLGX
Annual SHAREHOLDER REPORT | December 31, 2024
This annual shareholder report contains important information about the John Hancock Multimanager Lifestyle Growth Portfolio (the fund) for the period of January 1, 2024 to December 31, 2024. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager Lifestyle Growth Portfolio (Class R5/JTLGX)	$19	0.18%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Multimanager Lifestyle Growth Portfolio (Class R5/JTLGX) returned 11.93% for the year ended December 31, 2024. Global equities performed well in 2024, but much of the gain came from a narrow group of mega-cap, technology-related stocks that drove sizable outperformance for the U.S. growth style. While value stocks, developed-market international equities, and emerging markets equities all recorded positive returns, they didn’t keep up with the headline global indexes. Bonds also produced gains, with credit-oriented categories and shorter-dated debt producing the best results. Longer-term securities and other rate-sensitive market segments lagged.
TOP PERFORMANCE CONTRIBUTORS
The fund’s equity allocation made the largest contribution | U.S. large- and mid-cap stocks were the leading contributors to absolute performance.
Other holdings in equities | International large-cap stocks, defensive equities, U.S. small caps and emerging markets equities also contributed.
The fixed-income allocation | Emerging-market debt, intermediate-term bonds and bank loans were top contributors. High-yield bonds, short-term Treasury Inflation Protected Securities and a multi-sector bond fund also helped results.

TOP PERFORMANCE DETRACTORS
Select holdings in the real assets portfolio | While the real assets allocation contributed overall, positions in international real estate investment trusts and energy stocks detracted from absolute performance.
U.S. Treasury STRIPS (Separate Trading of Registered Interest and Principal of Securities) | Certain holdings in this area were adversely affected by their above-average interest-rate sensitivity.

The views expressed in this report are exclusively those of the portfolio management team at Manulife Investment Management (US) LLC, and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Multimanager Lifestyle Growth Portfolio (Class R5/JTLGX)	11.93%	7.65%	7.42%
S&P 500 Index	25.02%	14.53%	13.10%
Morningstar U.S. Moderately Aggressive Target Allocation Index	15.15%	9.04%	8.72%
John Hancock Lifestyle Growth Index	12.36%	7.98%	8.14%

The fund has designated S&P 500 Index as its broad-based securities market index in accordance with the revised definition for such an index.
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$8,518,676,839
Total number of portfolio holdings	43
Total advisory fees paid (net)	$8,334,675
Portfolio turnover rate	13%
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	96.4%
Equity	75.3%
U.S. large cap	27.1%
International equity	19.5%
U.S. mid cap	10.2%
U.S. small cap	6.3%
Emerging-market equity	5.9%
Large blend	5.5%
Sector equity	0.8%
Fixed income	14.9%
Intermediate bond	6.5%
Multi-sector bond	2.5%
Emerging-market debt	1.8%
Bank loan	1.5%
High yield bond	1.3%
Short-term bond	1.3%
Alternative and specialty	6.2%
Sector equity	5.2%
Absolute return	1.0%
U.S. Government	3.6%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investment Management, Stylized M Design, and Manulife Investment Management & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and are used by it, and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
MF4114148

04A-R5
12/24
2/25

John Hancock Multimanager Lifestyle Growth Portfolio
Class R6/JULGX
Annual SHAREHOLDER REPORT | December 31, 2024
This annual shareholder report contains important information about the John Hancock Multimanager Lifestyle Growth Portfolio (the fund) for the period of January 1, 2024 to December 31, 2024. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager Lifestyle Growth Portfolio (Class R6/JULGX)	$14	0.13%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Multimanager Lifestyle Growth Portfolio (Class R6/JULGX) returned 12.01% for the year ended December 31, 2024. Global equities performed well in 2024, but much of the gain came from a narrow group of mega-cap, technology-related stocks that drove sizable outperformance for the U.S. growth style. While value stocks, developed-market international equities, and emerging markets equities all recorded positive returns, they didn’t keep up with the headline global indexes. Bonds also produced gains, with credit-oriented categories and shorter-dated debt producing the best results. Longer-term securities and other rate-sensitive market segments lagged.
TOP PERFORMANCE CONTRIBUTORS
The fund’s equity allocation made the largest contribution | U.S. large- and mid-cap stocks were the leading contributors to absolute performance.
Other holdings in equities | International large-cap stocks, defensive equities, U.S. small caps and emerging markets equities also contributed.
The fixed-income allocation | Emerging-market debt, intermediate-term bonds and bank loans were top contributors. High-yield bonds, short-term Treasury Inflation Protected Securities and a multi-sector bond fund also helped results.

TOP PERFORMANCE DETRACTORS
Select holdings in the real assets portfolio | While the real assets allocation contributed overall, positions in international real estate investment trusts and energy stocks detracted from absolute performance.
U.S. Treasury STRIPS (Separate Trading of Registered Interest and Principal of Securities) | Certain holdings in this area were adversely affected by their above-average interest-rate sensitivity.

The views expressed in this report are exclusively those of the portfolio management team at Manulife Investment Management (US) LLC, and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $1,000,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $1,000,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Multimanager Lifestyle Growth Portfolio (Class R6/JULGX)	12.01%	7.70%	7.47%
S&P 500 Index	25.02%	14.53%	13.10%
Morningstar U.S. Moderately Aggressive Target Allocation Index	15.15%	9.04%	8.72%
John Hancock Lifestyle Growth Index	12.36%	7.98%	8.14%

The fund has designated S&P 500 Index as its broad-based securities market index in accordance with the revised definition for such an index.
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$8,518,676,839
Total number of portfolio holdings	43
Total advisory fees paid (net)	$8,334,675
Portfolio turnover rate	13%
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	96.4%
Equity	75.3%
U.S. large cap	27.1%
International equity	19.5%
U.S. mid cap	10.2%
U.S. small cap	6.3%
Emerging-market equity	5.9%
Large blend	5.5%
Sector equity	0.8%
Fixed income	14.9%
Intermediate bond	6.5%
Multi-sector bond	2.5%
Emerging-market debt	1.8%
Bank loan	1.5%
High yield bond	1.3%
Short-term bond	1.3%
Alternative and specialty	6.2%
Sector equity	5.2%
Absolute return	1.0%
U.S. Government	3.6%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investment Management, Stylized M Design, and Manulife Investment Management & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and are used by it, and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
MF4114148

04A-R6
12/24
2/25

John Hancock Multimanager Lifestyle Balanced Portfolio
Class 1/JILBX
Annual SHAREHOLDER REPORT | December 31, 2024
This annual shareholder report contains important information about the John Hancock Multimanager Lifestyle Balanced Portfolio (the fund) for the period of January 1, 2024 to December 31, 2024. You can find additional information about the fund at jhinvestments.com/underlying-funds. You can also request this information by contacting us at 800-344-1029.
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager Lifestyle Balanced Portfolio (Class 1/JILBX)	$21	0.20%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Multimanager Lifestyle Balanced Portfolio (Class 1/JILBX) returned 9.70% for the year ended December 31, 2024. Global equities performed well in 2024, but much of the gain came from a narrow group of mega-cap, technology-related stocks that drove sizable outperformance for the U.S. growth style. While value stocks, developed-market international equities, and emerging markets equities all recorded positive returns, they didn’t keep up with the headline global indexes. Bonds also produced gains, with credit-oriented categories and shorter-dated debt producing the best results. Longer-term securities and other rate-sensitive market segments lagged.
TOP PERFORMANCE CONTRIBUTORS
The fund’s equity allocation made the largest contribution | U.S. large- and mid-cap stocks were the leading contributors to absolute performance.
Other holdings in equities | Defensive equities, international large-cap stocks, U.S. small caps, and emerging markets equities also contributed.
The fixed-income allocation | Intermediate-term bonds, emerging-market debt and multi-sector bond funds were top contributors. Bank loans, short-term bonds, short-term Treasury Inflation Protected Securities and high yield bonds also helped results.

TOP PERFORMANCE DETRACTORS
Select holdings in the real assets portfolio | While the real assets allocation contributed overall, positions in international real estate investment trusts and energy stocks detracted from absolute performance.
U.S. Treasury STRIPS (Separate Trading of Registered Interest and Principal of Securities) | Certain holdings in this area were adversely affected by their above-average interest-rate sensitivity.

The views expressed in this report are exclusively those of the portfolio management team at Manulife Investment Management (US) LLC, and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Multimanager Lifestyle Balanced Portfolio (Class 1/JILBX)	9.70%	6.17%	6.24%
S&P 500 Index	25.02%	14.53%	13.10%
Morningstar U.S. Moderate Target Allocation Index	12.96%	7.47%	7.45%
John Hancock Lifestyle Balanced Index	9.41%	6.03%	6.66%

The fund has designated S&P 500 Index as its broad-based securities market index in accordance with the revised definition for such an index.
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$7,504,241,458
Total number of portfolio holdings	46
Total advisory fees paid (net)	$9,130,385
Portfolio turnover rate	14%
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	93.6%
Equity	56.2%
U.S. large cap	18.8%
International equity	15.2%
U.S. mid cap	7.3%
Large blend	5.7%
U.S. small cap	4.6%
Emerging-market equity	3.9%
Sector equity	0.7%
Fixed income	31.8%
Intermediate bond	13.4%
Multi-sector bond	6.1%
Short-term bond	3.4%
Emerging-market debt	3.2%
Bank loan	3.1%
High yield bond	2.6%
Alternative and specialty	5.6%
Sector equity	4.1%
Absolute return	1.0%
Multi-asset income	0.5%
U.S. Government	6.4%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/underlying-funds, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investment Management, Stylized M Design, and Manulife Investment Management & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and are used by it, and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
MF4114148

07A-1
12/24
2/25

John Hancock Multimanager Lifestyle Balanced Portfolio
Class 5/JHLAX
Annual SHAREHOLDER REPORT | December 31, 2024
This annual shareholder report contains important information about the John Hancock Multimanager Lifestyle Balanced Portfolio (the fund) for the period of January 1, 2024 to December 31, 2024. You can find additional information about the fund at jhinvestments.com/underlying-funds. You can also request this information by contacting us at 800-344-1029.
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager Lifestyle Balanced Portfolio (Class 5/JHLAX)	$16	0.15%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Multimanager Lifestyle Balanced Portfolio (Class 5/JHLAX) returned 9.74% for the year ended December 31, 2024. Global equities performed well in 2024, but much of the gain came from a narrow group of mega-cap, technology-related stocks that drove sizable outperformance for the U.S. growth style. While value stocks, developed-market international equities, and emerging markets equities all recorded positive returns, they didn’t keep up with the headline global indexes. Bonds also produced gains, with credit-oriented categories and shorter-dated debt producing the best results. Longer-term securities and other rate-sensitive market segments lagged.
TOP PERFORMANCE CONTRIBUTORS
The fund’s equity allocation made the largest contribution | U.S. large- and mid-cap stocks were the leading contributors to absolute performance.
Other holdings in equities | Defensive equities, international large-cap stocks, U.S. small caps, and emerging markets equities also contributed.
The fixed-income allocation | Intermediate-term bonds, emerging-market debt and multi-sector bond funds were top contributors. Bank loans, short-term bonds, short-term Treasury Inflation Protected Securities and high yield bonds also helped results.

TOP PERFORMANCE DETRACTORS
Select holdings in the real assets portfolio | While the real assets allocation contributed overall, positions in international real estate investment trusts and energy stocks detracted from absolute performance.
U.S. Treasury STRIPS (Separate Trading of Registered Interest and Principal of Securities) | Certain holdings in this area were adversely affected by their above-average interest-rate sensitivity.

The views expressed in this report are exclusively those of the portfolio management team at Manulife Investment Management (US) LLC, and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Multimanager Lifestyle Balanced Portfolio (Class 5/JHLAX)	9.74%	6.22%	6.29%
S&P 500 Index	25.02%	14.53%	13.10%
Morningstar U.S. Moderate Target Allocation Index	12.96%	7.47%	7.45%
John Hancock Lifestyle Balanced Index	9.41%	6.03%	6.66%

The fund has designated S&P 500 Index as its broad-based securities market index in accordance with the revised definition for such an index.
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$7,504,241,458
Total number of portfolio holdings	46
Total advisory fees paid (net)	$9,130,385
Portfolio turnover rate	14%
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	93.6%
Equity	56.2%
U.S. large cap	18.8%
International equity	15.2%
U.S. mid cap	7.3%
Large blend	5.7%
U.S. small cap	4.6%
Emerging-market equity	3.9%
Sector equity	0.7%
Fixed income	31.8%
Intermediate bond	13.4%
Multi-sector bond	6.1%
Short-term bond	3.4%
Emerging-market debt	3.2%
Bank loan	3.1%
High yield bond	2.6%
Alternative and specialty	5.6%
Sector equity	4.1%
Absolute return	1.0%
Multi-asset income	0.5%
U.S. Government	6.4%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/underlying-funds, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investment Management, Stylized M Design, and Manulife Investment Management & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and are used by it, and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
MF4114148

07A-5
12/24
2/25

John Hancock Multimanager Lifestyle Balanced Portfolio
Class A/JALBX
Annual SHAREHOLDER REPORT | December 31, 2024
This annual shareholder report contains important information about the John Hancock Multimanager Lifestyle Balanced Portfolio (the fund) for the period of January 1, 2024 to December 31, 2024. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager Lifestyle Balanced Portfolio (Class A/JALBX)	$59	0.56%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Multimanager Lifestyle Balanced Portfolio (Class A/JALBX) returned 9.28% (excluding sales charges) for the year ended December 31, 2024. Global equities performed well in 2024, but much of the gain came from a narrow group of mega-cap, technology-related stocks that drove sizable outperformance for the U.S. growth style. While value stocks, developed-market international equities, and emerging markets equities all recorded positive returns, they didn’t keep up with the headline global indexes. Bonds also produced gains, with credit-oriented categories and shorter-dated debt producing the best results. Longer-term securities and other rate-sensitive market segments lagged.
TOP PERFORMANCE CONTRIBUTORS
The fund’s equity allocation made the largest contribution | U.S. large- and mid-cap stocks were the leading contributors to absolute performance.
Other holdings in equities | Defensive equities, international large-cap stocks, U.S. small caps, and emerging markets equities also contributed.
The fixed-income allocation | Intermediate-term bonds, emerging-market debt and multi-sector bond funds were top contributors. Bank loans, short-term bonds, short-term Treasury Inflation Protected Securities and high yield bonds also helped results.

TOP PERFORMANCE DETRACTORS
Select holdings in the real assets portfolio | While the real assets allocation contributed overall, positions in international real estate investment trusts and energy stocks detracted from absolute performance.
U.S. Treasury STRIPS (Separate Trading of Registered Interest and Principal of Securities) | Certain holdings in this area were adversely affected by their above-average interest-rate sensitivity.

The views expressed in this report are exclusively those of the portfolio management team at Manulife Investment Management (US) LLC, and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Multimanager Lifestyle Balanced Portfolio (Class A/JALBX)	4.40%	4.82%	5.37%
Multimanager Lifestyle Balanced Portfolio (Class A/JALBX)—excluding sales charge	9.28%	5.79%	5.86%
S&P 500 Index	25.02%	14.53%	13.10%
Morningstar U.S. Moderate Target Allocation Index	12.96%	7.47%	7.45%
John Hancock Lifestyle Balanced Index	9.41%	6.03%	6.66%

The fund has designated S&P 500 Index as its broad-based securities market index in accordance with the revised definition for such an index.
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Figures reflect maximum sales charge on Class A shares of 4.50%. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$7,504,241,458
Total number of portfolio holdings	46
Total advisory fees paid (net)	$9,130,385
Portfolio turnover rate	14%
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	93.6%
Equity	56.2%
U.S. large cap	18.8%
International equity	15.2%
U.S. mid cap	7.3%
Large blend	5.7%
U.S. small cap	4.6%
Emerging-market equity	3.9%
Sector equity	0.7%
Fixed income	31.8%
Intermediate bond	13.4%
Multi-sector bond	6.1%
Short-term bond	3.4%
Emerging-market debt	3.2%
Bank loan	3.1%
High yield bond	2.6%
Alternative and specialty	5.6%
Sector equity	4.1%
Absolute return	1.0%
Multi-asset income	0.5%
U.S. Government	6.4%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investment Management, Stylized M Design, and Manulife Investment Management & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and are used by it, and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
MF4114148

07A-A
12/24
2/25

John Hancock Multimanager Lifestyle Balanced Portfolio
Class C/JCLBX
Annual SHAREHOLDER REPORT | December 31, 2024
This annual shareholder report contains important information about the John Hancock Multimanager Lifestyle Balanced Portfolio (the fund) for the period of January 1, 2024 to December 31, 2024. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager Lifestyle Balanced Portfolio (Class C/JCLBX)	$131	1.26%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Multimanager Lifestyle Balanced Portfolio (Class C/JCLBX) returned 8.54% (excluding sales charges) for the year ended December 31, 2024. Global equities performed well in 2024, but much of the gain came from a narrow group of mega-cap, technology-related stocks that drove sizable outperformance for the U.S. growth style. While value stocks, developed-market international equities, and emerging markets equities all recorded positive returns, they didn’t keep up with the headline global indexes. Bonds also produced gains, with credit-oriented categories and shorter-dated debt producing the best results. Longer-term securities and other rate-sensitive market segments lagged.
TOP PERFORMANCE CONTRIBUTORS
The fund’s equity allocation made the largest contribution | U.S. large- and mid-cap stocks were the leading contributors to absolute performance.
Other holdings in equities | Defensive equities, international large-cap stocks, U.S. small caps, and emerging markets equities also contributed.
The fixed-income allocation | Intermediate-term bonds, emerging-market debt and multi-sector bond funds were top contributors. Bank loans, short-term bonds, short-term Treasury Inflation Protected Securities and high yield bonds also helped results.

TOP PERFORMANCE DETRACTORS
Select holdings in the real assets portfolio | While the real assets allocation contributed overall, positions in international real estate investment trusts and energy stocks detracted from absolute performance.
U.S. Treasury STRIPS (Separate Trading of Registered Interest and Principal of Securities) | Certain holdings in this area were adversely affected by their above-average interest-rate sensitivity.

The views expressed in this report are exclusively those of the portfolio management team at Manulife Investment Management (US) LLC, and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Multimanager Lifestyle Balanced Portfolio (Class C/JCLBX)	7.54%	5.04%	5.11%
Multimanager Lifestyle Balanced Portfolio (Class C/JCLBX)—excluding sales charge	8.54%	5.04%	5.11%
S&P 500 Index	25.02%	14.53%	13.10%
Morningstar U.S. Moderate Target Allocation Index	12.96%	7.47%	7.45%
John Hancock Lifestyle Balanced Index	9.41%	6.03%	6.66%

The fund has designated S&P 500 Index as its broad-based securities market index in accordance with the revised definition for such an index.
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Class C shares sold within one year of purchase are subject to a 1.00% contingent deferred sales charge. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$7,504,241,458
Total number of portfolio holdings	46
Total advisory fees paid (net)	$9,130,385
Portfolio turnover rate	14%
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	93.6%
Equity	56.2%
U.S. large cap	18.8%
International equity	15.2%
U.S. mid cap	7.3%
Large blend	5.7%
U.S. small cap	4.6%
Emerging-market equity	3.9%
Sector equity	0.7%
Fixed income	31.8%
Intermediate bond	13.4%
Multi-sector bond	6.1%
Short-term bond	3.4%
Emerging-market debt	3.2%
Bank loan	3.1%
High yield bond	2.6%
Alternative and specialty	5.6%
Sector equity	4.1%
Absolute return	1.0%
Multi-asset income	0.5%
U.S. Government	6.4%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investment Management, Stylized M Design, and Manulife Investment Management & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and are used by it, and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
MF4114148

07A-C
12/24
2/25

John Hancock Multimanager Lifestyle Balanced Portfolio
Class I/JTBIX
Annual SHAREHOLDER REPORT | December 31, 2024
This annual shareholder report contains important information about the John Hancock Multimanager Lifestyle Balanced Portfolio (the fund) for the period of January 1, 2024 to December 31, 2024. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager Lifestyle Balanced Portfolio (Class I/JTBIX)	$27	0.26%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Multimanager Lifestyle Balanced Portfolio (Class I/JTBIX) returned 9.62% for the year ended December 31, 2024. Global equities performed well in 2024, but much of the gain came from a narrow group of mega-cap, technology-related stocks that drove sizable outperformance for the U.S. growth style. While value stocks, developed-market international equities, and emerging markets equities all recorded positive returns, they didn’t keep up with the headline global indexes. Bonds also produced gains, with credit-oriented categories and shorter-dated debt producing the best results. Longer-term securities and other rate-sensitive market segments lagged.
TOP PERFORMANCE CONTRIBUTORS
The fund’s equity allocation made the largest contribution | U.S. large- and mid-cap stocks were the leading contributors to absolute performance.
Other holdings in equities | Defensive equities, international large-cap stocks, U.S. small caps, and emerging markets equities also contributed.
The fixed-income allocation | Intermediate-term bonds, emerging-market debt and multi-sector bond funds were top contributors. Bank loans, short-term bonds, short-term Treasury Inflation Protected Securities and high yield bonds also helped results.

TOP PERFORMANCE DETRACTORS
Select holdings in the real assets portfolio | While the real assets allocation contributed overall, positions in international real estate investment trusts and energy stocks detracted from absolute performance.
U.S. Treasury STRIPS (Separate Trading of Registered Interest and Principal of Securities) | Certain holdings in this area were adversely affected by their above-average interest-rate sensitivity.

The views expressed in this report are exclusively those of the portfolio management team at Manulife Investment Management (US) LLC, and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $250,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $250,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Multimanager Lifestyle Balanced Portfolio (Class I/JTBIX)	9.62%	6.10%	6.14%
S&P 500 Index	25.02%	14.53%	13.10%
Morningstar U.S. Moderate Target Allocation Index	12.96%	7.47%	7.45%
John Hancock Lifestyle Balanced Index	9.41%	6.03%	6.66%

The fund has designated S&P 500 Index as its broad-based securities market index in accordance with the revised definition for such an index.
Class I shares were first offered on 5-1-15. Returns prior to this date are those of Class C shares that have not been adjusted for class-specific expenses; otherwise, returns would vary.
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$7,504,241,458
Total number of portfolio holdings	46
Total advisory fees paid (net)	$9,130,385
Portfolio turnover rate	14%
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	93.6%
Equity	56.2%
U.S. large cap	18.8%
International equity	15.2%
U.S. mid cap	7.3%
Large blend	5.7%
U.S. small cap	4.6%
Emerging-market equity	3.9%
Sector equity	0.7%
Fixed income	31.8%
Intermediate bond	13.4%
Multi-sector bond	6.1%
Short-term bond	3.4%
Emerging-market debt	3.2%
Bank loan	3.1%
High yield bond	2.6%
Alternative and specialty	5.6%
Sector equity	4.1%
Absolute return	1.0%
Multi-asset income	0.5%
U.S. Government	6.4%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investment Management, Stylized M Design, and Manulife Investment Management & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and are used by it, and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
MF4114148

07A-I
12/24
2/25

John Hancock Multimanager Lifestyle Balanced Portfolio
Class R2/JQLBX
Annual SHAREHOLDER REPORT | December 31, 2024
This annual shareholder report contains important information about the John Hancock Multimanager Lifestyle Balanced Portfolio (the fund) for the period of January 1, 2024 to December 31, 2024. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager Lifestyle Balanced Portfolio (Class R2/JQLBX)	$67	0.64%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Multimanager Lifestyle Balanced Portfolio (Class R2/JQLBX) returned 9.21% for the year ended December 31, 2024. Global equities performed well in 2024, but much of the gain came from a narrow group of mega-cap, technology-related stocks that drove sizable outperformance for the U.S. growth style. While value stocks, developed-market international equities, and emerging markets equities all recorded positive returns, they didn’t keep up with the headline global indexes. Bonds also produced gains, with credit-oriented categories and shorter-dated debt producing the best results. Longer-term securities and other rate-sensitive market segments lagged.
TOP PERFORMANCE CONTRIBUTORS
The fund’s equity allocation made the largest contribution | U.S. large- and mid-cap stocks were the leading contributors to absolute performance.
Other holdings in equities | Defensive equities, international large-cap stocks, U.S. small caps, and emerging markets equities also contributed.
The fixed-income allocation | Intermediate-term bonds, emerging-market debt and multi-sector bond funds were top contributors. Bank loans, short-term bonds, short-term Treasury Inflation Protected Securities and high yield bonds also helped results.

TOP PERFORMANCE DETRACTORS
Select holdings in the real assets portfolio | While the real assets allocation contributed overall, positions in international real estate investment trusts and energy stocks detracted from absolute performance.
U.S. Treasury STRIPS (Separate Trading of Registered Interest and Principal of Securities) | Certain holdings in this area were adversely affected by their above-average interest-rate sensitivity.

The views expressed in this report are exclusively those of the portfolio management team at Manulife Investment Management (US) LLC, and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Multimanager Lifestyle Balanced Portfolio (Class R2/JQLBX)	9.21%	5.70%	5.75%
S&P 500 Index	25.02%	14.53%	13.10%
Morningstar U.S. Moderate Target Allocation Index	12.96%	7.47%	7.45%
John Hancock Lifestyle Balanced Index	9.41%	6.03%	6.66%

The fund has designated S&P 500 Index as its broad-based securities market index in accordance with the revised definition for such an index.
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$7,504,241,458
Total number of portfolio holdings	46
Total advisory fees paid (net)	$9,130,385
Portfolio turnover rate	14%
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	93.6%
Equity	56.2%
U.S. large cap	18.8%
International equity	15.2%
U.S. mid cap	7.3%
Large blend	5.7%
U.S. small cap	4.6%
Emerging-market equity	3.9%
Sector equity	0.7%
Fixed income	31.8%
Intermediate bond	13.4%
Multi-sector bond	6.1%
Short-term bond	3.4%
Emerging-market debt	3.2%
Bank loan	3.1%
High yield bond	2.6%
Alternative and specialty	5.6%
Sector equity	4.1%
Absolute return	1.0%
Multi-asset income	0.5%
U.S. Government	6.4%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investment Management, Stylized M Design, and Manulife Investment Management & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and are used by it, and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
MF4114148

07A-R2
12/24
2/25

John Hancock Multimanager Lifestyle Balanced Portfolio
Class R4/JSLBX
Annual SHAREHOLDER REPORT | December 31, 2024
This annual shareholder report contains important information about the John Hancock Multimanager Lifestyle Balanced Portfolio (the fund) for the period of January 1, 2024 to December 31, 2024. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager Lifestyle Balanced Portfolio (Class R4/JSLBX)	$43	0.41%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Multimanager Lifestyle Balanced Portfolio (Class R4/JSLBX) returned 9.50% for the year ended December 31, 2024. Global equities performed well in 2024, but much of the gain came from a narrow group of mega-cap, technology-related stocks that drove sizable outperformance for the U.S. growth style. While value stocks, developed-market international equities, and emerging markets equities all recorded positive returns, they didn’t keep up with the headline global indexes. Bonds also produced gains, with credit-oriented categories and shorter-dated debt producing the best results. Longer-term securities and other rate-sensitive market segments lagged.
TOP PERFORMANCE CONTRIBUTORS
The fund’s equity allocation made the largest contribution | U.S. large- and mid-cap stocks were the leading contributors to absolute performance.
Other holdings in equities | Defensive equities, international large-cap stocks, U.S. small caps, and emerging markets equities also contributed.
The fixed-income allocation | Intermediate-term bonds, emerging-market debt and multi-sector bond funds were top contributors. Bank loans, short-term bonds, short-term Treasury Inflation Protected Securities and high yield bonds also helped results.

TOP PERFORMANCE DETRACTORS
Select holdings in the real assets portfolio | While the real assets allocation contributed overall, positions in international real estate investment trusts and energy stocks detracted from absolute performance.
U.S. Treasury STRIPS (Separate Trading of Registered Interest and Principal of Securities) | Certain holdings in this area were adversely affected by their above-average interest-rate sensitivity.

The views expressed in this report are exclusively those of the portfolio management team at Manulife Investment Management (US) LLC, and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Multimanager Lifestyle Balanced Portfolio (Class R4/JSLBX)	9.50%	5.94%	6.01%
S&P 500 Index	25.02%	14.53%	13.10%
Morningstar U.S. Moderate Target Allocation Index	12.96%	7.47%	7.45%
John Hancock Lifestyle Balanced Index	9.41%	6.03%	6.66%

The fund has designated S&P 500 Index as its broad-based securities market index in accordance with the revised definition for such an index.
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$7,504,241,458
Total number of portfolio holdings	46
Total advisory fees paid (net)	$9,130,385
Portfolio turnover rate	14%
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	93.6%
Equity	56.2%
U.S. large cap	18.8%
International equity	15.2%
U.S. mid cap	7.3%
Large blend	5.7%
U.S. small cap	4.6%
Emerging-market equity	3.9%
Sector equity	0.7%
Fixed income	31.8%
Intermediate bond	13.4%
Multi-sector bond	6.1%
Short-term bond	3.4%
Emerging-market debt	3.2%
Bank loan	3.1%
High yield bond	2.6%
Alternative and specialty	5.6%
Sector equity	4.1%
Absolute return	1.0%
Multi-asset income	0.5%
U.S. Government	6.4%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investment Management, Stylized M Design, and Manulife Investment Management & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and are used by it, and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
MF4114148

07A-R4
12/24
2/25

John Hancock Multimanager Lifestyle Balanced Portfolio
Class R5/JTSBX
Annual SHAREHOLDER REPORT | December 31, 2024
This annual shareholder report contains important information about the John Hancock Multimanager Lifestyle Balanced Portfolio (the fund) for the period of January 1, 2024 to December 31, 2024. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager Lifestyle Balanced Portfolio (Class R5/JTSBX)	$21	0.20%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Multimanager Lifestyle Balanced Portfolio (Class R5/JTSBX) returned 9.68% for the year ended December 31, 2024. Global equities performed well in 2024, but much of the gain came from a narrow group of mega-cap, technology-related stocks that drove sizable outperformance for the U.S. growth style. While value stocks, developed-market international equities, and emerging markets equities all recorded positive returns, they didn’t keep up with the headline global indexes. Bonds also produced gains, with credit-oriented categories and shorter-dated debt producing the best results. Longer-term securities and other rate-sensitive market segments lagged.
TOP PERFORMANCE CONTRIBUTORS
The fund’s equity allocation made the largest contribution | U.S. large- and mid-cap stocks were the leading contributors to absolute performance.
Other holdings in equities | Defensive equities, international large-cap stocks, U.S. small caps, and emerging markets equities also contributed.
The fixed-income allocation | Intermediate-term bonds, emerging-market debt and multi-sector bond funds were top contributors. Bank loans, short-term bonds, short-term Treasury Inflation Protected Securities and high yield bonds also helped results.

TOP PERFORMANCE DETRACTORS
Select holdings in the real assets portfolio | While the real assets allocation contributed overall, positions in international real estate investment trusts and energy stocks detracted from absolute performance.
U.S. Treasury STRIPS (Separate Trading of Registered Interest and Principal of Securities) | Certain holdings in this area were adversely affected by their above-average interest-rate sensitivity.

The views expressed in this report are exclusively those of the portfolio management team at Manulife Investment Management (US) LLC, and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Multimanager Lifestyle Balanced Portfolio (Class R5/JTSBX)	9.68%	6.15%	6.23%
S&P 500 Index	25.02%	14.53%	13.10%
Morningstar U.S. Moderate Target Allocation Index	12.96%	7.47%	7.45%
John Hancock Lifestyle Balanced Index	9.41%	6.03%	6.66%

The fund has designated S&P 500 Index as its broad-based securities market index in accordance with the revised definition for such an index.
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$7,504,241,458
Total number of portfolio holdings	46
Total advisory fees paid (net)	$9,130,385
Portfolio turnover rate	14%
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	93.6%
Equity	56.2%
U.S. large cap	18.8%
International equity	15.2%
U.S. mid cap	7.3%
Large blend	5.7%
U.S. small cap	4.6%
Emerging-market equity	3.9%
Sector equity	0.7%
Fixed income	31.8%
Intermediate bond	13.4%
Multi-sector bond	6.1%
Short-term bond	3.4%
Emerging-market debt	3.2%
Bank loan	3.1%
High yield bond	2.6%
Alternative and specialty	5.6%
Sector equity	4.1%
Absolute return	1.0%
Multi-asset income	0.5%
U.S. Government	6.4%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investment Management, Stylized M Design, and Manulife Investment Management & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and are used by it, and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
MF4114148

07A-R5
12/24
2/25

John Hancock Multimanager Lifestyle Balanced Portfolio
Class R6/JULBX
Annual SHAREHOLDER REPORT | December 31, 2024
This annual shareholder report contains important information about the John Hancock Multimanager Lifestyle Balanced Portfolio (the fund) for the period of January 1, 2024 to December 31, 2024. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager Lifestyle Balanced Portfolio (Class R6/JULBX)	$16	0.15%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Multimanager Lifestyle Balanced Portfolio (Class R6/JULBX) returned 9.74% for the year ended December 31, 2024. Global equities performed well in 2024, but much of the gain came from a narrow group of mega-cap, technology-related stocks that drove sizable outperformance for the U.S. growth style. While value stocks, developed-market international equities, and emerging markets equities all recorded positive returns, they didn’t keep up with the headline global indexes. Bonds also produced gains, with credit-oriented categories and shorter-dated debt producing the best results. Longer-term securities and other rate-sensitive market segments lagged.
TOP PERFORMANCE CONTRIBUTORS
The fund’s equity allocation made the largest contribution | U.S. large- and mid-cap stocks were the leading contributors to absolute performance.
Other holdings in equities | Defensive equities, international large-cap stocks, U.S. small caps, and emerging markets equities also contributed.
The fixed-income allocation | Intermediate-term bonds, emerging-market debt and multi-sector bond funds were top contributors. Bank loans, short-term bonds, short-term Treasury Inflation Protected Securities and high yield bonds also helped results.

TOP PERFORMANCE DETRACTORS
Select holdings in the real assets portfolio | While the real assets allocation contributed overall, positions in international real estate investment trusts and energy stocks detracted from absolute performance.
U.S. Treasury STRIPS (Separate Trading of Registered Interest and Principal of Securities) | Certain holdings in this area were adversely affected by their above-average interest-rate sensitivity.

The views expressed in this report are exclusively those of the portfolio management team at Manulife Investment Management (US) LLC, and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $1,000,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $1,000,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Multimanager Lifestyle Balanced Portfolio (Class R6/JULBX)	9.74%	6.20%	6.28%
S&P 500 Index	25.02%	14.53%	13.10%
Morningstar U.S. Moderate Target Allocation Index	12.96%	7.47%	7.45%
John Hancock Lifestyle Balanced Index	9.41%	6.03%	6.66%

The fund has designated S&P 500 Index as its broad-based securities market index in accordance with the revised definition for such an index.
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$7,504,241,458
Total number of portfolio holdings	46
Total advisory fees paid (net)	$9,130,385
Portfolio turnover rate	14%
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	93.6%
Equity	56.2%
U.S. large cap	18.8%
International equity	15.2%
U.S. mid cap	7.3%
Large blend	5.7%
U.S. small cap	4.6%
Emerging-market equity	3.9%
Sector equity	0.7%
Fixed income	31.8%
Intermediate bond	13.4%
Multi-sector bond	6.1%
Short-term bond	3.4%
Emerging-market debt	3.2%
Bank loan	3.1%
High yield bond	2.6%
Alternative and specialty	5.6%
Sector equity	4.1%
Absolute return	1.0%
Multi-asset income	0.5%
U.S. Government	6.4%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investment Management, Stylized M Design, and Manulife Investment Management & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and are used by it, and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
MF4114148

07A-R6
12/24
2/25

John Hancock Multimanager Lifestyle Moderate Portfolio
Class 1/JILMX
Annual SHAREHOLDER REPORT | December 31, 2024
This annual shareholder report contains important information about the John Hancock Multimanager Lifestyle Moderate Portfolio (the fund) for the period of January 1, 2024 to December 31, 2024. You can find additional information about the fund at jhinvestments.com/underlying-funds. You can also request this information by contacting us at 800-344-1029.
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager Lifestyle Moderate Portfolio (Class 1/JILMX)	$23	0.22%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Multimanager Lifestyle Moderate Portfolio (Class 1/JILMX) returned 7.63% for the year ended December 31, 2024. Global equities performed well in 2024, but much of the gain came from a narrow group of mega-cap, technology-related stocks that drove sizable outperformance for the U.S. growth style. While value stocks, developed-market international equities, and emerging markets equities all recorded positive returns, they didn’t keep up with the headline global indexes. Bonds also produced gains, with credit-oriented categories and shorter-dated debt producing the best results. Longer-term securities and other rate-sensitive market segments lagged.
TOP PERFORMANCE CONTRIBUTORS
The fund’s equity allocation made the largest contribution | U.S. large-caps and defensive equities were the leading contributors to absolute performance.
Other holdings in equities | Mid- and small-cap U.S. stocks, international large-caps, emerging markets equities and a real assets portfolio also contributed.
The fixed-income allocation | Intermediate-term bond funds, multi-sector bond funds and emerging-market debt were top contributors. Bank loans, short-term bonds, short-term Treasury Inflation Protected Securities and high yield bonds also helped results.

TOP PERFORMANCE DETRACTORS
Select holdings in the real assets portfolio | While the real assets allocation contributed overall, positions in international real estate investment trusts and energy stocks detracted from absolute performance.
U.S. Treasury STRIPS (Separate Trading of Registered Interest and Principal of Securities) | Certain holdings in this area were adversely affected by their above-average interest-rate sensitivity.

The views expressed in this report are exclusively those of the portfolio management team at Manulife Investment Management (US) LLC, and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Multimanager Lifestyle Moderate Portfolio (Class 1/JILMX)	7.63%	4.60%	4.90%
Bloomberg U.S. Aggregate Bond Index	1.25%	(0.33)%	1.35%
Morningstar U.S. Moderately Conservative Target Allocation Index	9.11%	4.85%	5.34%
John Hancock Lifestyle Moderate Index	7.26%	4.38%	5.22%

The fund has designated Bloomberg U.S. Aggregate Bond Index as its broad-based securities market index in accordance with the revised definition for such an index.
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$2,140,057,813
Total number of portfolio holdings	42
Total advisory fees paid (net)	$2,948,847
Portfolio turnover rate	14%
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	92.5%
Equity	37.6%
U.S. large cap	13.3%
International equity	11.5%
U.S. mid cap	4.5%
Large blend	3.9%
U.S. small cap	2.4%
Emerging-market equity	2.0%
Fixed income	50.1%
Intermediate bond	23.7%
Multi-sector bond	7.2%
Short-term bond	5.8%
Emerging-market debt	4.9%
Bank loan	4.6%
High yield bond	3.9%
Alternative and specialty	4.8%
Sector equity	1.9%
Multi-asset income	1.5%
Absolute return	1.0%
Infrastructure	0.4%
U.S. Government	7.5%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/underlying-funds, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investment Management, Stylized M Design, and Manulife Investment Management & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and are used by it, and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
MF4114148

97A-1
12/24
2/25

John Hancock Multimanager Lifestyle Moderate Portfolio
Class 5/JHLMX
Annual SHAREHOLDER REPORT | December 31, 2024
This annual shareholder report contains important information about the John Hancock Multimanager Lifestyle Moderate Portfolio (the fund) for the period of January 1, 2024 to December 31, 2024. You can find additional information about the fund at jhinvestments.com/underlying-funds. You can also request this information by contacting us at 800-344-1029.
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager Lifestyle Moderate Portfolio (Class 5/JHLMX)	$18	0.17%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Multimanager Lifestyle Moderate Portfolio (Class 5/JHLMX) returned 7.70% for the year ended December 31, 2024. Global equities performed well in 2024, but much of the gain came from a narrow group of mega-cap, technology-related stocks that drove sizable outperformance for the U.S. growth style. While value stocks, developed-market international equities, and emerging markets equities all recorded positive returns, they didn’t keep up with the headline global indexes. Bonds also produced gains, with credit-oriented categories and shorter-dated debt producing the best results. Longer-term securities and other rate-sensitive market segments lagged.
TOP PERFORMANCE CONTRIBUTORS
The fund’s equity allocation made the largest contribution | U.S. large-caps and defensive equities were the leading contributors to absolute performance.
Other holdings in equities | Mid- and small-cap U.S. stocks, international large-caps, emerging markets equities and a real assets portfolio also contributed.
The fixed-income allocation | Intermediate-term bond funds, multi-sector bond funds and emerging-market debt were top contributors. Bank loans, short-term bonds, short-term Treasury Inflation Protected Securities and high yield bonds also helped results.

TOP PERFORMANCE DETRACTORS
Select holdings in the real assets portfolio | While the real assets allocation contributed overall, positions in international real estate investment trusts and energy stocks detracted from absolute performance.
U.S. Treasury STRIPS (Separate Trading of Registered Interest and Principal of Securities) | Certain holdings in this area were adversely affected by their above-average interest-rate sensitivity.

The views expressed in this report are exclusively those of the portfolio management team at Manulife Investment Management (US) LLC, and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Multimanager Lifestyle Moderate Portfolio (Class 5/JHLMX)	7.70%	4.67%	4.95%
Bloomberg U.S. Aggregate Bond Index	1.25%	(0.33)%	1.35%
Morningstar U.S. Moderately Conservative Target Allocation Index	9.11%	4.85%	5.34%
John Hancock Lifestyle Moderate Index	7.26%	4.38%	5.22%

The fund has designated Bloomberg U.S. Aggregate Bond Index as its broad-based securities market index in accordance with the revised definition for such an index.
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$2,140,057,813
Total number of portfolio holdings	42
Total advisory fees paid (net)	$2,948,847
Portfolio turnover rate	14%
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	92.5%
Equity	37.6%
U.S. large cap	13.3%
International equity	11.5%
U.S. mid cap	4.5%
Large blend	3.9%
U.S. small cap	2.4%
Emerging-market equity	2.0%
Fixed income	50.1%
Intermediate bond	23.7%
Multi-sector bond	7.2%
Short-term bond	5.8%
Emerging-market debt	4.9%
Bank loan	4.6%
High yield bond	3.9%
Alternative and specialty	4.8%
Sector equity	1.9%
Multi-asset income	1.5%
Absolute return	1.0%
Infrastructure	0.4%
U.S. Government	7.5%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/underlying-funds, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investment Management, Stylized M Design, and Manulife Investment Management & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and are used by it, and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
MF4114148

97A-5
12/24
2/25

John Hancock Multimanager Lifestyle Moderate Portfolio
Class A/JALMX
Annual SHAREHOLDER REPORT | December 31, 2024
This annual shareholder report contains important information about the John Hancock Multimanager Lifestyle Moderate Portfolio (the fund) for the period of January 1, 2024 to December 31, 2024. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager Lifestyle Moderate Portfolio (Class A/JALMX)	$60	0.58%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Multimanager Lifestyle Moderate Portfolio (Class A/JALMX) returned 7.18% (excluding sales charges) for the year ended December 31, 2024. Global equities performed well in 2024, but much of the gain came from a narrow group of mega-cap, technology-related stocks that drove sizable outperformance for the U.S. growth style. While value stocks, developed-market international equities, and emerging markets equities all recorded positive returns, they didn’t keep up with the headline global indexes. Bonds also produced gains, with credit-oriented categories and shorter-dated debt producing the best results. Longer-term securities and other rate-sensitive market segments lagged.
TOP PERFORMANCE CONTRIBUTORS
The fund’s equity allocation made the largest contribution | U.S. large-caps and defensive equities were the leading contributors to absolute performance.
Other holdings in equities | Mid- and small-cap U.S. stocks, international large-caps, emerging markets equities and a real assets portfolio also contributed.
The fixed-income allocation | Intermediate-term bond funds, multi-sector bond funds and emerging-market debt were top contributors. Bank loans, short-term bonds, short-term Treasury Inflation Protected Securities and high yield bonds also helped results.

TOP PERFORMANCE DETRACTORS
Select holdings in the real assets portfolio | While the real assets allocation contributed overall, positions in international real estate investment trusts and energy stocks detracted from absolute performance.
U.S. Treasury STRIPS (Separate Trading of Registered Interest and Principal of Securities) | Certain holdings in this area were adversely affected by their above-average interest-rate sensitivity.

The views expressed in this report are exclusively those of the portfolio management team at Manulife Investment Management (US) LLC, and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Multimanager Lifestyle Moderate Portfolio (Class A/JALMX)	2.33%	3.27%	4.04%
Multimanager Lifestyle Moderate Portfolio (Class A/JALMX)—excluding sales charge	7.18%	4.23%	4.52%
Bloomberg U.S. Aggregate Bond Index	1.25%	(0.33)%	1.35%
Morningstar U.S. Moderately Conservative Target Allocation Index	9.11%	4.85%	5.34%
John Hancock Lifestyle Moderate Index	7.26%	4.38%	5.22%

The fund has designated Bloomberg U.S. Aggregate Bond Index as its broad-based securities market index in accordance with the revised definition for such an index.
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Figures reflect maximum sales charge on Class A shares of 4.50%. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$2,140,057,813
Total number of portfolio holdings	42
Total advisory fees paid (net)	$2,948,847
Portfolio turnover rate	14%
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	92.5%
Equity	37.6%
U.S. large cap	13.3%
International equity	11.5%
U.S. mid cap	4.5%
Large blend	3.9%
U.S. small cap	2.4%
Emerging-market equity	2.0%
Fixed income	50.1%
Intermediate bond	23.7%
Multi-sector bond	7.2%
Short-term bond	5.8%
Emerging-market debt	4.9%
Bank loan	4.6%
High yield bond	3.9%
Alternative and specialty	4.8%
Sector equity	1.9%
Multi-asset income	1.5%
Absolute return	1.0%
Infrastructure	0.4%
U.S. Government	7.5%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investment Management, Stylized M Design, and Manulife Investment Management & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and are used by it, and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
MF4114148

97A-A
12/24
2/25

John Hancock Multimanager Lifestyle Moderate Portfolio
Class C/JCLMX
Annual SHAREHOLDER REPORT | December 31, 2024
This annual shareholder report contains important information about the John Hancock Multimanager Lifestyle Moderate Portfolio (the fund) for the period of January 1, 2024 to December 31, 2024. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager Lifestyle Moderate Portfolio (Class C/JCLMX)	$133	1.29%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Multimanager Lifestyle Moderate Portfolio (Class C/JCLMX) returned 6.40% (excluding sales charges) for the year ended December 31, 2024. Global equities performed well in 2024, but much of the gain came from a narrow group of mega-cap, technology-related stocks that drove sizable outperformance for the U.S. growth style. While value stocks, developed-market international equities, and emerging markets equities all recorded positive returns, they didn’t keep up with the headline global indexes. Bonds also produced gains, with credit-oriented categories and shorter-dated debt producing the best results. Longer-term securities and other rate-sensitive market segments lagged.
TOP PERFORMANCE CONTRIBUTORS
The fund’s equity allocation made the largest contribution | U.S. large-caps and defensive equities were the leading contributors to absolute performance.
Other holdings in equities | Mid- and small-cap U.S. stocks, international large-caps, emerging markets equities and a real assets portfolio also contributed.
The fixed-income allocation | Intermediate-term bond funds, multi-sector bond funds and emerging-market debt were top contributors. Bank loans, short-term bonds, short-term Treasury Inflation Protected Securities and high yield bonds also helped results.

TOP PERFORMANCE DETRACTORS
Select holdings in the real assets portfolio | While the real assets allocation contributed overall, positions in international real estate investment trusts and energy stocks detracted from absolute performance.
U.S. Treasury STRIPS (Separate Trading of Registered Interest and Principal of Securities) | Certain holdings in this area were adversely affected by their above-average interest-rate sensitivity.

The views expressed in this report are exclusively those of the portfolio management team at Manulife Investment Management (US) LLC, and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Multimanager Lifestyle Moderate Portfolio (Class C/JCLMX)	5.40%	3.49%	3.78%
Multimanager Lifestyle Moderate Portfolio (Class C/JCLMX)—excluding sales charge	6.40%	3.49%	3.78%
Bloomberg U.S. Aggregate Bond Index	1.25%	(0.33)%	1.35%
Morningstar U.S. Moderately Conservative Target Allocation Index	9.11%	4.85%	5.34%
John Hancock Lifestyle Moderate Index	7.26%	4.38%	5.22%

The fund has designated Bloomberg U.S. Aggregate Bond Index as its broad-based securities market index in accordance with the revised definition for such an index.
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Class C shares sold within one year of purchase are subject to a 1.00% contingent deferred sales charge. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$2,140,057,813
Total number of portfolio holdings	42
Total advisory fees paid (net)	$2,948,847
Portfolio turnover rate	14%
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	92.5%
Equity	37.6%
U.S. large cap	13.3%
International equity	11.5%
U.S. mid cap	4.5%
Large blend	3.9%
U.S. small cap	2.4%
Emerging-market equity	2.0%
Fixed income	50.1%
Intermediate bond	23.7%
Multi-sector bond	7.2%
Short-term bond	5.8%
Emerging-market debt	4.9%
Bank loan	4.6%
High yield bond	3.9%
Alternative and specialty	4.8%
Sector equity	1.9%
Multi-asset income	1.5%
Absolute return	1.0%
Infrastructure	0.4%
U.S. Government	7.5%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investment Management, Stylized M Design, and Manulife Investment Management & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and are used by it, and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
MF4114148

97A-C
12/24
2/25

John Hancock Multimanager Lifestyle Moderate Portfolio
Class I/JTMIX
Annual SHAREHOLDER REPORT | December 31, 2024
This annual shareholder report contains important information about the John Hancock Multimanager Lifestyle Moderate Portfolio (the fund) for the period of January 1, 2024 to December 31, 2024. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager Lifestyle Moderate Portfolio (Class I/JTMIX)	$29	0.28%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Multimanager Lifestyle Moderate Portfolio (Class I/JTMIX) returned 7.57% for the year ended December 31, 2024. Global equities performed well in 2024, but much of the gain came from a narrow group of mega-cap, technology-related stocks that drove sizable outperformance for the U.S. growth style. While value stocks, developed-market international equities, and emerging markets equities all recorded positive returns, they didn’t keep up with the headline global indexes. Bonds also produced gains, with credit-oriented categories and shorter-dated debt producing the best results. Longer-term securities and other rate-sensitive market segments lagged.
TOP PERFORMANCE CONTRIBUTORS
The fund’s equity allocation made the largest contribution | U.S. large-caps and defensive equities were the leading contributors to absolute performance.
Other holdings in equities | Mid- and small-cap U.S. stocks, international large-caps, emerging markets equities and a real assets portfolio also contributed.
The fixed-income allocation | Intermediate-term bond funds, multi-sector bond funds and emerging-market debt were top contributors. Bank loans, short-term bonds, short-term Treasury Inflation Protected Securities and high yield bonds also helped results.

TOP PERFORMANCE DETRACTORS
Select holdings in the real assets portfolio | While the real assets allocation contributed overall, positions in international real estate investment trusts and energy stocks detracted from absolute performance.
U.S. Treasury STRIPS (Separate Trading of Registered Interest and Principal of Securities) | Certain holdings in this area were adversely affected by their above-average interest-rate sensitivity.

The views expressed in this report are exclusively those of the portfolio management team at Manulife Investment Management (US) LLC, and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $250,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $250,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Multimanager Lifestyle Moderate Portfolio (Class I/JTMIX)	7.57%	4.54%	4.80%
Bloomberg U.S. Aggregate Bond Index	1.25%	(0.33)%	1.35%
Morningstar U.S. Moderately Conservative Target Allocation Index	9.11%	4.85%	5.34%
John Hancock Lifestyle Moderate Index	7.26%	4.38%	5.22%

The fund has designated Bloomberg U.S. Aggregate Bond Index as its broad-based securities market index in accordance with the revised definition for such an index.
Class I shares were first offered on 5-1-15. Returns prior to this date are those of Class C shares that have not been adjusted for class-specific expenses; otherwise, returns would vary.
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$2,140,057,813
Total number of portfolio holdings	42
Total advisory fees paid (net)	$2,948,847
Portfolio turnover rate	14%
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	92.5%
Equity	37.6%
U.S. large cap	13.3%
International equity	11.5%
U.S. mid cap	4.5%
Large blend	3.9%
U.S. small cap	2.4%
Emerging-market equity	2.0%
Fixed income	50.1%
Intermediate bond	23.7%
Multi-sector bond	7.2%
Short-term bond	5.8%
Emerging-market debt	4.9%
Bank loan	4.6%
High yield bond	3.9%
Alternative and specialty	4.8%
Sector equity	1.9%
Multi-asset income	1.5%
Absolute return	1.0%
Infrastructure	0.4%
U.S. Government	7.5%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investment Management, Stylized M Design, and Manulife Investment Management & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and are used by it, and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
MF4114148

97A-I
12/24
2/25

John Hancock Multimanager Lifestyle Moderate Portfolio
Class R2/JQLMX
Annual SHAREHOLDER REPORT | December 31, 2024
This annual shareholder report contains important information about the John Hancock Multimanager Lifestyle Moderate Portfolio (the fund) for the period of January 1, 2024 to December 31, 2024. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager Lifestyle Moderate Portfolio (Class R2/JQLMX)	$70	0.68%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Multimanager Lifestyle Moderate Portfolio (Class R2/JQLMX) returned 7.12% for the year ended December 31, 2024. Global equities performed well in 2024, but much of the gain came from a narrow group of mega-cap, technology-related stocks that drove sizable outperformance for the U.S. growth style. While value stocks, developed-market international equities, and emerging markets equities all recorded positive returns, they didn’t keep up with the headline global indexes. Bonds also produced gains, with credit-oriented categories and shorter-dated debt producing the best results. Longer-term securities and other rate-sensitive market segments lagged.
TOP PERFORMANCE CONTRIBUTORS
The fund’s equity allocation made the largest contribution | U.S. large-caps and defensive equities were the leading contributors to absolute performance.
Other holdings in equities | Mid- and small-cap U.S. stocks, international large-caps, emerging markets equities and a real assets portfolio also contributed.
The fixed-income allocation | Intermediate-term bond funds, multi-sector bond funds and emerging-market debt were top contributors. Bank loans, short-term bonds, short-term Treasury Inflation Protected Securities and high yield bonds also helped results.

TOP PERFORMANCE DETRACTORS
Select holdings in the real assets portfolio | While the real assets allocation contributed overall, positions in international real estate investment trusts and energy stocks detracted from absolute performance.
U.S. Treasury STRIPS (Separate Trading of Registered Interest and Principal of Securities) | Certain holdings in this area were adversely affected by their above-average interest-rate sensitivity.

The views expressed in this report are exclusively those of the portfolio management team at Manulife Investment Management (US) LLC, and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Multimanager Lifestyle Moderate Portfolio (Class R2/JQLMX)	7.12%	4.15%	4.43%
Bloomberg U.S. Aggregate Bond Index	1.25%	(0.33)%	1.35%
Morningstar U.S. Moderately Conservative Target Allocation Index	9.11%	4.85%	5.34%
John Hancock Lifestyle Moderate Index	7.26%	4.38%	5.22%

The fund has designated Bloomberg U.S. Aggregate Bond Index as its broad-based securities market index in accordance with the revised definition for such an index.
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$2,140,057,813
Total number of portfolio holdings	42
Total advisory fees paid (net)	$2,948,847
Portfolio turnover rate	14%
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	92.5%
Equity	37.6%
U.S. large cap	13.3%
International equity	11.5%
U.S. mid cap	4.5%
Large blend	3.9%
U.S. small cap	2.4%
Emerging-market equity	2.0%
Fixed income	50.1%
Intermediate bond	23.7%
Multi-sector bond	7.2%
Short-term bond	5.8%
Emerging-market debt	4.9%
Bank loan	4.6%
High yield bond	3.9%
Alternative and specialty	4.8%
Sector equity	1.9%
Multi-asset income	1.5%
Absolute return	1.0%
Infrastructure	0.4%
U.S. Government	7.5%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investment Management, Stylized M Design, and Manulife Investment Management & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and are used by it, and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
MF4114148

97A-R2
12/24
2/25

John Hancock Multimanager Lifestyle Moderate Portfolio
Class R4/JSLMX
Annual SHAREHOLDER REPORT | December 31, 2024
This annual shareholder report contains important information about the John Hancock Multimanager Lifestyle Moderate Portfolio (the fund) for the period of January 1, 2024 to December 31, 2024. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager Lifestyle Moderate Portfolio (Class R4/JSLMX)	$44	0.42%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Multimanager Lifestyle Moderate Portfolio (Class R4/JSLMX) returned 7.34% for the year ended December 31, 2024. Global equities performed well in 2024, but much of the gain came from a narrow group of mega-cap, technology-related stocks that drove sizable outperformance for the U.S. growth style. While value stocks, developed-market international equities, and emerging markets equities all recorded positive returns, they didn’t keep up with the headline global indexes. Bonds also produced gains, with credit-oriented categories and shorter-dated debt producing the best results. Longer-term securities and other rate-sensitive market segments lagged.
TOP PERFORMANCE CONTRIBUTORS
The fund’s equity allocation made the largest contribution | U.S. large-caps and defensive equities were the leading contributors to absolute performance.
Other holdings in equities | Mid- and small-cap U.S. stocks, international large-caps, emerging markets equities and a real assets portfolio also contributed.
The fixed-income allocation | Intermediate-term bond funds, multi-sector bond funds and emerging-market debt were top contributors. Bank loans, short-term bonds, short-term Treasury Inflation Protected Securities and high yield bonds also helped results.

TOP PERFORMANCE DETRACTORS
Select holdings in the real assets portfolio | While the real assets allocation contributed overall, positions in international real estate investment trusts and energy stocks detracted from absolute performance.
U.S. Treasury STRIPS (Separate Trading of Registered Interest and Principal of Securities) | Certain holdings in this area were adversely affected by their above-average interest-rate sensitivity.

The views expressed in this report are exclusively those of the portfolio management team at Manulife Investment Management (US) LLC, and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Multimanager Lifestyle Moderate Portfolio (Class R4/JSLMX)	7.34%	4.39%	4.67%
Bloomberg U.S. Aggregate Bond Index	1.25%	(0.33)%	1.35%
Morningstar U.S. Moderately Conservative Target Allocation Index	9.11%	4.85%	5.34%
John Hancock Lifestyle Moderate Index	7.26%	4.38%	5.22%

The fund has designated Bloomberg U.S. Aggregate Bond Index as its broad-based securities market index in accordance with the revised definition for such an index.
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$2,140,057,813
Total number of portfolio holdings	42
Total advisory fees paid (net)	$2,948,847
Portfolio turnover rate	14%
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	92.5%
Equity	37.6%
U.S. large cap	13.3%
International equity	11.5%
U.S. mid cap	4.5%
Large blend	3.9%
U.S. small cap	2.4%
Emerging-market equity	2.0%
Fixed income	50.1%
Intermediate bond	23.7%
Multi-sector bond	7.2%
Short-term bond	5.8%
Emerging-market debt	4.9%
Bank loan	4.6%
High yield bond	3.9%
Alternative and specialty	4.8%
Sector equity	1.9%
Multi-asset income	1.5%
Absolute return	1.0%
Infrastructure	0.4%
U.S. Government	7.5%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investment Management, Stylized M Design, and Manulife Investment Management & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and are used by it, and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
MF4114148

97A-R4
12/24
2/25

John Hancock Multimanager Lifestyle Moderate Portfolio
Class R5/JTLMX
Annual SHAREHOLDER REPORT | December 31, 2024
This annual shareholder report contains important information about the John Hancock Multimanager Lifestyle Moderate Portfolio (the fund) for the period of January 1, 2024 to December 31, 2024. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager Lifestyle Moderate Portfolio (Class R5/JTLMX)	$24	0.23%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Multimanager Lifestyle Moderate Portfolio (Class R5/JTLMX) returned 7.62% for the year ended December 31, 2024. Global equities performed well in 2024, but much of the gain came from a narrow group of mega-cap, technology-related stocks that drove sizable outperformance for the U.S. growth style. While value stocks, developed-market international equities, and emerging markets equities all recorded positive returns, they didn’t keep up with the headline global indexes. Bonds also produced gains, with credit-oriented categories and shorter-dated debt producing the best results. Longer-term securities and other rate-sensitive market segments lagged.
TOP PERFORMANCE CONTRIBUTORS
The fund’s equity allocation made the largest contribution | U.S. large-caps and defensive equities were the leading contributors to absolute performance.
Other holdings in equities | Mid- and small-cap U.S. stocks, international large-caps, emerging markets equities and a real assets portfolio also contributed.
The fixed-income allocation | Intermediate-term bond funds, multi-sector bond funds and emerging-market debt were top contributors. Bank loans, short-term bonds, short-term Treasury Inflation Protected Securities and high yield bonds also helped results.

TOP PERFORMANCE DETRACTORS
Select holdings in the real assets portfolio | While the real assets allocation contributed overall, positions in international real estate investment trusts and energy stocks detracted from absolute performance.
U.S. Treasury STRIPS (Separate Trading of Registered Interest and Principal of Securities) | Certain holdings in this area were adversely affected by their above-average interest-rate sensitivity.

The views expressed in this report are exclusively those of the portfolio management team at Manulife Investment Management (US) LLC, and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Multimanager Lifestyle Moderate Portfolio (Class R5/JTLMX)	7.62%	4.59%	4.88%
Bloomberg U.S. Aggregate Bond Index	1.25%	(0.33)%	1.35%
Morningstar U.S. Moderately Conservative Target Allocation Index	9.11%	4.85%	5.34%
John Hancock Lifestyle Moderate Index	7.26%	4.38%	5.22%

The fund has designated Bloomberg U.S. Aggregate Bond Index as its broad-based securities market index in accordance with the revised definition for such an index.
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$2,140,057,813
Total number of portfolio holdings	42
Total advisory fees paid (net)	$2,948,847
Portfolio turnover rate	14%
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	92.5%
Equity	37.6%
U.S. large cap	13.3%
International equity	11.5%
U.S. mid cap	4.5%
Large blend	3.9%
U.S. small cap	2.4%
Emerging-market equity	2.0%
Fixed income	50.1%
Intermediate bond	23.7%
Multi-sector bond	7.2%
Short-term bond	5.8%
Emerging-market debt	4.9%
Bank loan	4.6%
High yield bond	3.9%
Alternative and specialty	4.8%
Sector equity	1.9%
Multi-asset income	1.5%
Absolute return	1.0%
Infrastructure	0.4%
U.S. Government	7.5%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investment Management, Stylized M Design, and Manulife Investment Management & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and are used by it, and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
MF4114148

97A-R5
12/24
2/25

John Hancock Multimanager Lifestyle Moderate Portfolio
Class R6/JULMX
Annual SHAREHOLDER REPORT | December 31, 2024
This annual shareholder report contains important information about the John Hancock Multimanager Lifestyle Moderate Portfolio (the fund) for the period of January 1, 2024 to December 31, 2024. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager Lifestyle Moderate Portfolio (Class R6/JULMX)	$19	0.18%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Multimanager Lifestyle Moderate Portfolio (Class R6/JULMX) returned 7.69% for the year ended December 31, 2024. Global equities performed well in 2024, but much of the gain came from a narrow group of mega-cap, technology-related stocks that drove sizable outperformance for the U.S. growth style. While value stocks, developed-market international equities, and emerging markets equities all recorded positive returns, they didn’t keep up with the headline global indexes. Bonds also produced gains, with credit-oriented categories and shorter-dated debt producing the best results. Longer-term securities and other rate-sensitive market segments lagged.
TOP PERFORMANCE CONTRIBUTORS
The fund’s equity allocation made the largest contribution | U.S. large-caps and defensive equities were the leading contributors to absolute performance.
Other holdings in equities | Mid- and small-cap U.S. stocks, international large-caps, emerging markets equities and a real assets portfolio also contributed.
The fixed-income allocation | Intermediate-term bond funds, multi-sector bond funds and emerging-market debt were top contributors. Bank loans, short-term bonds, short-term Treasury Inflation Protected Securities and high yield bonds also helped results.

TOP PERFORMANCE DETRACTORS
Select holdings in the real assets portfolio | While the real assets allocation contributed overall, positions in international real estate investment trusts and energy stocks detracted from absolute performance.
U.S. Treasury STRIPS (Separate Trading of Registered Interest and Principal of Securities) | Certain holdings in this area were adversely affected by their above-average interest-rate sensitivity.

The views expressed in this report are exclusively those of the portfolio management team at Manulife Investment Management (US) LLC, and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $1,000,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $1,000,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Multimanager Lifestyle Moderate Portfolio (Class R6/JULMX)	7.69%	4.66%	4.95%
Bloomberg U.S. Aggregate Bond Index	1.25%	(0.33)%	1.35%
Morningstar U.S. Moderately Conservative Target Allocation Index	9.11%	4.85%	5.34%
John Hancock Lifestyle Moderate Index	7.26%	4.38%	5.22%

The fund has designated Bloomberg U.S. Aggregate Bond Index as its broad-based securities market index in accordance with the revised definition for such an index.
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$2,140,057,813
Total number of portfolio holdings	42
Total advisory fees paid (net)	$2,948,847
Portfolio turnover rate	14%
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	92.5%
Equity	37.6%
U.S. large cap	13.3%
International equity	11.5%
U.S. mid cap	4.5%
Large blend	3.9%
U.S. small cap	2.4%
Emerging-market equity	2.0%
Fixed income	50.1%
Intermediate bond	23.7%
Multi-sector bond	7.2%
Short-term bond	5.8%
Emerging-market debt	4.9%
Bank loan	4.6%
High yield bond	3.9%
Alternative and specialty	4.8%
Sector equity	1.9%
Multi-asset income	1.5%
Absolute return	1.0%
Infrastructure	0.4%
U.S. Government	7.5%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investment Management, Stylized M Design, and Manulife Investment Management & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and are used by it, and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
MF4114148

97A-R6
12/24
2/25

John Hancock Multimanager Lifestyle Conservative Portfolio
Class 1/JILCX
Annual SHAREHOLDER REPORT | December 31, 2024
This annual shareholder report contains important information about the John Hancock Multimanager Lifestyle Conservative Portfolio (the fund) for the period of January 1, 2024 to December 31, 2024. You can find additional information about the fund at jhinvestments.com/underlying-funds. You can also request this information by contacting us at 800-344-1029.
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager Lifestyle Conservative Portfolio (Class 1/JILCX)	$26	0.25%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Multimanager Lifestyle Conservative Portfolio (Class 1/JILCX) returned 6.12% for the year ended December 31, 2024. Global equities performed well in 2024, but much of the gain came from a narrow group of mega-cap, technology-related stocks that drove sizable outperformance for the U.S. growth style. While value stocks, developed-market international equities, and emerging markets equities all recorded positive returns, they didn’t keep up with the headline global indexes. Bonds also produced gains, with credit-oriented categories and shorter-dated debt producing the best results. Longer-term securities and other rate-sensitive market segments lagged.
TOP PERFORMANCE CONTRIBUTORS
The fund’s equity allocation made the largest contribution | U.S. large- and mid-cap stocks and defensive equities were the leading contributors to absolute performance.
Other holdings in equities | U.S. small-cap stocks, international large-cap and emerging markets equities also contributed.
The fixed-income allocation | Intermediate-term bonds and emerging-market debt were top contributors. Multi-sector bond funds, bank loans, short-term bonds, short-term Treasury Inflation Protected Securities and a high yield bond fund also helped results.

TOP PERFORMANCE DETRACTORS
No meaningful detractors | At a time of broadly positive performance for the world financial markets, there were no major detractors from absolute performance.

The views expressed in this report are exclusively those of the portfolio management team at Manulife Investment Management (US) LLC, and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Multimanager Lifestyle Conservative Portfolio (Class 1/JILCX)	6.12%	3.07%	3.51%
Bloomberg U.S. Aggregate Bond Index	1.25%	(0.33)%	1.35%
Morningstar U.S. Conservative Target Allocation Index	6.55%	2.92%	3.78%
John Hancock Lifestyle Conservative Index	5.68%	2.96%	3.84%

The fund has designated Bloomberg U.S. Aggregate Bond Index as its broad-based securities market index in accordance with the revised definition for such an index.
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$1,614,410,169
Total number of portfolio holdings	33
Total advisory fees paid (net)	$2,712,784
Portfolio turnover rate	16%
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	90.2%
Equity	18.5%
International equity	6.0%
U.S. large cap	4.8%
Large blend	2.5%
U.S. mid cap	2.4%
U.S. small cap	1.8%
Emerging-market equity	1.0%
Fixed income	68.1%
Intermediate bond	33.2%
Multi-sector bond	8.6%
Short-term bond	8.6%
Emerging-market debt	6.5%
Bank loan	6.0%
High yield bond	5.2%
Alternative and specialty	3.6%
Multi-asset income	2.0%
Infrastructure	1.6%
U.S. Government	9.8%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/underlying-funds, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investment Management, Stylized M Design, and Manulife Investment Management & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and are used by it, and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
MF4114148

98A-1
12/24
2/25

John Hancock Multimanager Lifestyle Conservative Portfolio
Class A/JALRX
Annual SHAREHOLDER REPORT | December 31, 2024
This annual shareholder report contains important information about the John Hancock Multimanager Lifestyle Conservative Portfolio (the fund) for the period of January 1, 2024 to December 31, 2024. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager Lifestyle Conservative Portfolio (Class A/JALRX)	$63	0.61%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Multimanager Lifestyle Conservative Portfolio (Class A/JALRX) returned 5.64% (excluding sales charges) for the year ended December 31, 2024. Global equities performed well in 2024, but much of the gain came from a narrow group of mega-cap, technology-related stocks that drove sizable outperformance for the U.S. growth style. While value stocks, developed-market international equities, and emerging markets equities all recorded positive returns, they didn’t keep up with the headline global indexes. Bonds also produced gains, with credit-oriented categories and shorter-dated debt producing the best results. Longer-term securities and other rate-sensitive market segments lagged.
TOP PERFORMANCE CONTRIBUTORS
The fund’s equity allocation made the largest contribution | U.S. large- and mid-cap stocks and defensive equities were the leading contributors to absolute performance.
Other holdings in equities | U.S. small-cap stocks, international large-cap and emerging markets equities also contributed.
The fixed-income allocation | Intermediate-term bonds and emerging-market debt were top contributors. Multi-sector bond funds, bank loans, short-term bonds, short-term Treasury Inflation Protected Securities and a high yield bond fund also helped results.

TOP PERFORMANCE DETRACTORS
No meaningful detractors | At a time of broadly positive performance for the world financial markets, there were no major detractors from absolute performance.

The views expressed in this report are exclusively those of the portfolio management team at Manulife Investment Management (US) LLC, and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Multimanager Lifestyle Conservative Portfolio (Class A/JALRX)	0.92%	1.76%	2.66%
Multimanager Lifestyle Conservative Portfolio (Class A/JALRX)—excluding sales charge	5.64%	2.69%	3.13%
Bloomberg U.S. Aggregate Bond Index	1.25%	(0.33)%	1.35%
Morningstar U.S. Conservative Target Allocation Index	6.55%	2.92%	3.78%
John Hancock Lifestyle Conservative Index	5.68%	2.96%	3.84%

The fund has designated Bloomberg U.S. Aggregate Bond Index as its broad-based securities market index in accordance with the revised definition for such an index.
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Figures reflect maximum sales charge on Class A shares of 4.50%. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$1,614,410,169
Total number of portfolio holdings	33
Total advisory fees paid (net)	$2,712,784
Portfolio turnover rate	16%
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	90.2%
Equity	18.5%
International equity	6.0%
U.S. large cap	4.8%
Large blend	2.5%
U.S. mid cap	2.4%
U.S. small cap	1.8%
Emerging-market equity	1.0%
Fixed income	68.1%
Intermediate bond	33.2%
Multi-sector bond	8.6%
Short-term bond	8.6%
Emerging-market debt	6.5%
Bank loan	6.0%
High yield bond	5.2%
Alternative and specialty	3.6%
Multi-asset income	2.0%
Infrastructure	1.6%
U.S. Government	9.8%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investment Management, Stylized M Design, and Manulife Investment Management & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and are used by it, and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
MF4114148

98A-A
12/24
2/25

John Hancock Multimanager Lifestyle Conservative Portfolio
Class C/JCLCX
Annual SHAREHOLDER REPORT | December 31, 2024
This annual shareholder report contains important information about the John Hancock Multimanager Lifestyle Conservative Portfolio (the fund) for the period of January 1, 2024 to December 31, 2024. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager Lifestyle Conservative Portfolio (Class C/JCLCX)	$135	1.32%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Multimanager Lifestyle Conservative Portfolio (Class C/JCLCX) returned 4.90% (excluding sales charges) for the year ended December 31, 2024. Global equities performed well in 2024, but much of the gain came from a narrow group of mega-cap, technology-related stocks that drove sizable outperformance for the U.S. growth style. While value stocks, developed-market international equities, and emerging markets equities all recorded positive returns, they didn’t keep up with the headline global indexes. Bonds also produced gains, with credit-oriented categories and shorter-dated debt producing the best results. Longer-term securities and other rate-sensitive market segments lagged.
TOP PERFORMANCE CONTRIBUTORS
The fund’s equity allocation made the largest contribution | U.S. large- and mid-cap stocks and defensive equities were the leading contributors to absolute performance.
Other holdings in equities | U.S. small-cap stocks, international large-cap and emerging markets equities also contributed.
The fixed-income allocation | Intermediate-term bonds and emerging-market debt were top contributors. Multi-sector bond funds, bank loans, short-term bonds, short-term Treasury Inflation Protected Securities and a high yield bond fund also helped results.

TOP PERFORMANCE DETRACTORS
No meaningful detractors | At a time of broadly positive performance for the world financial markets, there were no major detractors from absolute performance.

The views expressed in this report are exclusively those of the portfolio management team at Manulife Investment Management (US) LLC, and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Multimanager Lifestyle Conservative Portfolio (Class C/JCLCX)	3.90%	1.97%	2.40%
Multimanager Lifestyle Conservative Portfolio (Class C/JCLCX)—excluding sales charge	4.90%	1.97%	2.40%
Bloomberg U.S. Aggregate Bond Index	1.25%	(0.33)%	1.35%
Morningstar U.S. Conservative Target Allocation Index	6.55%	2.92%	3.78%
John Hancock Lifestyle Conservative Index	5.68%	2.96%	3.84%

The fund has designated Bloomberg U.S. Aggregate Bond Index as its broad-based securities market index in accordance with the revised definition for such an index.
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Class C shares sold within one year of purchase are subject to a 1.00% contingent deferred sales charge. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$1,614,410,169
Total number of portfolio holdings	33
Total advisory fees paid (net)	$2,712,784
Portfolio turnover rate	16%
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	90.2%
Equity	18.5%
International equity	6.0%
U.S. large cap	4.8%
Large blend	2.5%
U.S. mid cap	2.4%
U.S. small cap	1.8%
Emerging-market equity	1.0%
Fixed income	68.1%
Intermediate bond	33.2%
Multi-sector bond	8.6%
Short-term bond	8.6%
Emerging-market debt	6.5%
Bank loan	6.0%
High yield bond	5.2%
Alternative and specialty	3.6%
Multi-asset income	2.0%
Infrastructure	1.6%
U.S. Government	9.8%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investment Management, Stylized M Design, and Manulife Investment Management & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and are used by it, and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
MF4114148

98A-C
12/24
2/25

John Hancock Multimanager Lifestyle Conservative Portfolio
Class I/JTOIX
Annual SHAREHOLDER REPORT | December 31, 2024
This annual shareholder report contains important information about the John Hancock Multimanager Lifestyle Conservative Portfolio (the fund) for the period of January 1, 2024 to December 31, 2024. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager Lifestyle Conservative Portfolio (Class I/JTOIX)	$32	0.31%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Multimanager Lifestyle Conservative Portfolio (Class I/JTOIX) returned 6.05% for the year ended December 31, 2024. Global equities performed well in 2024, but much of the gain came from a narrow group of mega-cap, technology-related stocks that drove sizable outperformance for the U.S. growth style. While value stocks, developed-market international equities, and emerging markets equities all recorded positive returns, they didn’t keep up with the headline global indexes. Bonds also produced gains, with credit-oriented categories and shorter-dated debt producing the best results. Longer-term securities and other rate-sensitive market segments lagged.
TOP PERFORMANCE CONTRIBUTORS
The fund’s equity allocation made the largest contribution | U.S. large- and mid-cap stocks and defensive equities were the leading contributors to absolute performance.
Other holdings in equities | U.S. small-cap stocks, international large-cap and emerging markets equities also contributed.
The fixed-income allocation | Intermediate-term bonds and emerging-market debt were top contributors. Multi-sector bond funds, bank loans, short-term bonds, short-term Treasury Inflation Protected Securities and a high yield bond fund also helped results.

TOP PERFORMANCE DETRACTORS
No meaningful detractors | At a time of broadly positive performance for the world financial markets, there were no major detractors from absolute performance.

The views expressed in this report are exclusively those of the portfolio management team at Manulife Investment Management (US) LLC, and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $250,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $250,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Multimanager Lifestyle Conservative Portfolio (Class I/JTOIX)	6.05%	3.01%	3.42%
Bloomberg U.S. Aggregate Bond Index	1.25%	(0.33)%	1.35%
Morningstar U.S. Conservative Target Allocation Index	6.55%	2.92%	3.78%
John Hancock Lifestyle Conservative Index	5.68%	2.96%	3.84%

The fund has designated Bloomberg U.S. Aggregate Bond Index as its broad-based securities market index in accordance with the revised definition for such an index.
Class I shares were first offered on 5-1-15. Returns prior to this date are those of Class C shares that have not been adjusted for class-specific expenses; otherwise, returns would vary.
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$1,614,410,169
Total number of portfolio holdings	33
Total advisory fees paid (net)	$2,712,784
Portfolio turnover rate	16%
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	90.2%
Equity	18.5%
International equity	6.0%
U.S. large cap	4.8%
Large blend	2.5%
U.S. mid cap	2.4%
U.S. small cap	1.8%
Emerging-market equity	1.0%
Fixed income	68.1%
Intermediate bond	33.2%
Multi-sector bond	8.6%
Short-term bond	8.6%
Emerging-market debt	6.5%
Bank loan	6.0%
High yield bond	5.2%
Alternative and specialty	3.6%
Multi-asset income	2.0%
Infrastructure	1.6%
U.S. Government	9.8%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investment Management, Stylized M Design, and Manulife Investment Management & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and are used by it, and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
MF4114148

98A-I
12/24
2/25

John Hancock Multimanager Lifestyle Conservative Portfolio
Class R2/JQLCX
Annual SHAREHOLDER REPORT | December 31, 2024
This annual shareholder report contains important information about the John Hancock Multimanager Lifestyle Conservative Portfolio (the fund) for the period of January 1, 2024 to December 31, 2024. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager Lifestyle Conservative Portfolio (Class R2/JQLCX)	$70	0.68%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Multimanager Lifestyle Conservative Portfolio (Class R2/JQLCX) returned 5.68% for the year ended December 31, 2024. Global equities performed well in 2024, but much of the gain came from a narrow group of mega-cap, technology-related stocks that drove sizable outperformance for the U.S. growth style. While value stocks, developed-market international equities, and emerging markets equities all recorded positive returns, they didn’t keep up with the headline global indexes. Bonds also produced gains, with credit-oriented categories and shorter-dated debt producing the best results. Longer-term securities and other rate-sensitive market segments lagged.
TOP PERFORMANCE CONTRIBUTORS
The fund’s equity allocation made the largest contribution | U.S. large- and mid-cap stocks and defensive equities were the leading contributors to absolute performance.
Other holdings in equities | U.S. small-cap stocks, international large-cap and emerging markets equities also contributed.
The fixed-income allocation | Intermediate-term bonds and emerging-market debt were top contributors. Multi-sector bond funds, bank loans, short-term bonds, short-term Treasury Inflation Protected Securities and a high yield bond fund also helped results.

TOP PERFORMANCE DETRACTORS
No meaningful detractors | At a time of broadly positive performance for the world financial markets, there were no major detractors from absolute performance.

The views expressed in this report are exclusively those of the portfolio management team at Manulife Investment Management (US) LLC, and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Multimanager Lifestyle Conservative Portfolio (Class R2/JQLCX)	5.68%	2.63%	3.05%
Bloomberg U.S. Aggregate Bond Index	1.25%	(0.33)%	1.35%
Morningstar U.S. Conservative Target Allocation Index	6.55%	2.92%	3.78%
John Hancock Lifestyle Conservative Index	5.68%	2.96%	3.84%

The fund has designated Bloomberg U.S. Aggregate Bond Index as its broad-based securities market index in accordance with the revised definition for such an index.
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$1,614,410,169
Total number of portfolio holdings	33
Total advisory fees paid (net)	$2,712,784
Portfolio turnover rate	16%
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	90.2%
Equity	18.5%
International equity	6.0%
U.S. large cap	4.8%
Large blend	2.5%
U.S. mid cap	2.4%
U.S. small cap	1.8%
Emerging-market equity	1.0%
Fixed income	68.1%
Intermediate bond	33.2%
Multi-sector bond	8.6%
Short-term bond	8.6%
Emerging-market debt	6.5%
Bank loan	6.0%
High yield bond	5.2%
Alternative and specialty	3.6%
Multi-asset income	2.0%
Infrastructure	1.6%
U.S. Government	9.8%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investment Management, Stylized M Design, and Manulife Investment Management & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and are used by it, and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
MF4114148

98A-R2
12/24
2/25

John Hancock Multimanager Lifestyle Conservative Portfolio
Class R4/JSLCX
Annual SHAREHOLDER REPORT | December 31, 2024
This annual shareholder report contains important information about the John Hancock Multimanager Lifestyle Conservative Portfolio (the fund) for the period of January 1, 2024 to December 31, 2024. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager Lifestyle Conservative Portfolio (Class R4/JSLCX)	$47	0.46%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Multimanager Lifestyle Conservative Portfolio (Class R4/JSLCX) returned 5.91% for the year ended December 31, 2024. Global equities performed well in 2024, but much of the gain came from a narrow group of mega-cap, technology-related stocks that drove sizable outperformance for the U.S. growth style. While value stocks, developed-market international equities, and emerging markets equities all recorded positive returns, they didn’t keep up with the headline global indexes. Bonds also produced gains, with credit-oriented categories and shorter-dated debt producing the best results. Longer-term securities and other rate-sensitive market segments lagged.
TOP PERFORMANCE CONTRIBUTORS
The fund’s equity allocation made the largest contribution | U.S. large- and mid-cap stocks and defensive equities were the leading contributors to absolute performance.
Other holdings in equities | U.S. small-cap stocks, international large-cap and emerging markets equities also contributed.
The fixed-income allocation | Intermediate-term bonds and emerging-market debt were top contributors. Multi-sector bond funds, bank loans, short-term bonds, short-term Treasury Inflation Protected Securities and a high yield bond fund also helped results.

TOP PERFORMANCE DETRACTORS
No meaningful detractors | At a time of broadly positive performance for the world financial markets, there were no major detractors from absolute performance.

The views expressed in this report are exclusively those of the portfolio management team at Manulife Investment Management (US) LLC, and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Multimanager Lifestyle Conservative Portfolio (Class R4/JSLCX)	5.91%	2.86%	3.29%
Bloomberg U.S. Aggregate Bond Index	1.25%	(0.33)%	1.35%
Morningstar U.S. Conservative Target Allocation Index	6.55%	2.92%	3.78%
John Hancock Lifestyle Conservative Index	5.68%	2.96%	3.84%

The fund has designated Bloomberg U.S. Aggregate Bond Index as its broad-based securities market index in accordance with the revised definition for such an index.
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$1,614,410,169
Total number of portfolio holdings	33
Total advisory fees paid (net)	$2,712,784
Portfolio turnover rate	16%
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	90.2%
Equity	18.5%
International equity	6.0%
U.S. large cap	4.8%
Large blend	2.5%
U.S. mid cap	2.4%
U.S. small cap	1.8%
Emerging-market equity	1.0%
Fixed income	68.1%
Intermediate bond	33.2%
Multi-sector bond	8.6%
Short-term bond	8.6%
Emerging-market debt	6.5%
Bank loan	6.0%
High yield bond	5.2%
Alternative and specialty	3.6%
Multi-asset income	2.0%
Infrastructure	1.6%
U.S. Government	9.8%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investment Management, Stylized M Design, and Manulife Investment Management & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and are used by it, and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
MF4114148

98A-R4
12/24
2/25

John Hancock Multimanager Lifestyle Conservative Portfolio
Class R5/JTLRX
Annual SHAREHOLDER REPORT | December 31, 2024
This annual shareholder report contains important information about the John Hancock Multimanager Lifestyle Conservative Portfolio (the fund) for the period of January 1, 2024 to December 31, 2024. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager Lifestyle Conservative Portfolio (Class R5/JTLRX)	$27	0.26%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Multimanager Lifestyle Conservative Portfolio (Class R5/JTLRX) returned 6.03% for the year ended December 31, 2024. Global equities performed well in 2024, but much of the gain came from a narrow group of mega-cap, technology-related stocks that drove sizable outperformance for the U.S. growth style. While value stocks, developed-market international equities, and emerging markets equities all recorded positive returns, they didn’t keep up with the headline global indexes. Bonds also produced gains, with credit-oriented categories and shorter-dated debt producing the best results. Longer-term securities and other rate-sensitive market segments lagged.
TOP PERFORMANCE CONTRIBUTORS
The fund’s equity allocation made the largest contribution | U.S. large- and mid-cap stocks and defensive equities were the leading contributors to absolute performance.
Other holdings in equities | U.S. small-cap stocks, international large-cap and emerging markets equities also contributed.
The fixed-income allocation | Intermediate-term bonds and emerging-market debt were top contributors. Multi-sector bond funds, bank loans, short-term bonds, short-term Treasury Inflation Protected Securities and a high yield bond fund also helped results.

TOP PERFORMANCE DETRACTORS
No meaningful detractors | At a time of broadly positive performance for the world financial markets, there were no major detractors from absolute performance.

The views expressed in this report are exclusively those of the portfolio management team at Manulife Investment Management (US) LLC, and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Multimanager Lifestyle Conservative Portfolio (Class R5/JTLRX)	6.03%	3.04%	3.49%
Bloomberg U.S. Aggregate Bond Index	1.25%	(0.33)%	1.35%
Morningstar U.S. Conservative Target Allocation Index	6.55%	2.92%	3.78%
John Hancock Lifestyle Conservative Index	5.68%	2.96%	3.84%

The fund has designated Bloomberg U.S. Aggregate Bond Index as its broad-based securities market index in accordance with the revised definition for such an index.
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$1,614,410,169
Total number of portfolio holdings	33
Total advisory fees paid (net)	$2,712,784
Portfolio turnover rate	16%
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	90.2%
Equity	18.5%
International equity	6.0%
U.S. large cap	4.8%
Large blend	2.5%
U.S. mid cap	2.4%
U.S. small cap	1.8%
Emerging-market equity	1.0%
Fixed income	68.1%
Intermediate bond	33.2%
Multi-sector bond	8.6%
Short-term bond	8.6%
Emerging-market debt	6.5%
Bank loan	6.0%
High yield bond	5.2%
Alternative and specialty	3.6%
Multi-asset income	2.0%
Infrastructure	1.6%
U.S. Government	9.8%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investment Management, Stylized M Design, and Manulife Investment Management & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and are used by it, and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
MF4114148

98A-R5
12/24
2/25

John Hancock Multimanager Lifestyle Conservative Portfolio
Class R6/JULCX
Annual SHAREHOLDER REPORT | December 31, 2024
This annual shareholder report contains important information about the John Hancock Multimanager Lifestyle Conservative Portfolio (the fund) for the period of January 1, 2024 to December 31, 2024. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager Lifestyle Conservative Portfolio (Class R6/JULCX)	$22	0.21%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Multimanager Lifestyle Conservative Portfolio (Class R6/JULCX) returned 6.08% for the year ended December 31, 2024. Global equities performed well in 2024, but much of the gain came from a narrow group of mega-cap, technology-related stocks that drove sizable outperformance for the U.S. growth style. While value stocks, developed-market international equities, and emerging markets equities all recorded positive returns, they didn’t keep up with the headline global indexes. Bonds also produced gains, with credit-oriented categories and shorter-dated debt producing the best results. Longer-term securities and other rate-sensitive market segments lagged.
TOP PERFORMANCE CONTRIBUTORS
The fund’s equity allocation made the largest contribution | U.S. large- and mid-cap stocks and defensive equities were the leading contributors to absolute performance.
Other holdings in equities | U.S. small-cap stocks, international large-cap and emerging markets equities also contributed.
The fixed-income allocation | Intermediate-term bonds and emerging-market debt were top contributors. Multi-sector bond funds, bank loans, short-term bonds, short-term Treasury Inflation Protected Securities and a high yield bond fund also helped results.

TOP PERFORMANCE DETRACTORS
No meaningful detractors | At a time of broadly positive performance for the world financial markets, there were no major detractors from absolute performance.

The views expressed in this report are exclusively those of the portfolio management team at Manulife Investment Management (US) LLC, and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $1,000,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $1,000,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Multimanager Lifestyle Conservative Portfolio (Class R6/JULCX)	6.08%	3.10%	3.55%
Bloomberg U.S. Aggregate Bond Index	1.25%	(0.33)%	1.35%
Morningstar U.S. Conservative Target Allocation Index	6.55%	2.92%	3.78%
John Hancock Lifestyle Conservative Index	5.68%	2.96%	3.84%

The fund has designated Bloomberg U.S. Aggregate Bond Index as its broad-based securities market index in accordance with the revised definition for such an index.
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$1,614,410,169
Total number of portfolio holdings	33
Total advisory fees paid (net)	$2,712,784
Portfolio turnover rate	16%
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	90.2%
Equity	18.5%
International equity	6.0%
U.S. large cap	4.8%
Large blend	2.5%
U.S. mid cap	2.4%
U.S. small cap	1.8%
Emerging-market equity	1.0%
Fixed income	68.1%
Intermediate bond	33.2%
Multi-sector bond	8.6%
Short-term bond	8.6%
Emerging-market debt	6.5%
Bank loan	6.0%
High yield bond	5.2%
Alternative and specialty	3.6%
Multi-asset income	2.0%
Infrastructure	1.6%
U.S. Government	9.8%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investment Management, Stylized M Design, and Manulife Investment Management & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and are used by it, and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
MF4114148

98A-R6
12/24
2/25

ITEM 2. CODE OF ETHICS.

As of the end of the year, December 31, 2024, the registrant has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its Chief Executive Officer, Chief Financial Officer and Treasurer (respectively, the principal executive officer, the principal financial officer and the principal accounting officer, the "Covered Officers"). A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Frances G. Rathke is the audit committee financial expert and is "independent", pursuant to general instructions on Form N-CSR Item 3.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Audit Fees

The aggregate fees billed for professional services rendered by the principal accountant for the audits of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements amounted to $176,660 and $169,090 for the fiscal years ended December 31, 2024 and December 31, 2023, respectively. These fees were billed to the registrant and were approved by the registrant's audit committee.

(b) Audit-Related Services

Audit-related fees for assurance and related services by the principal accountant are billed to the registrant or to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser ("control affiliates") that provides ongoing services to the registrant. The nature of the services provided was affiliated service provider internal controls reviews and a software licensing fee. Amounts billed to the registrant were $38,258 and $36,971 for fiscal years ended December 31, 2024 and December 31, 2023, respectively.

Amounts billed to control affiliates were $132,464 and $127,986 for the fiscal years ended December 31, 2024 and December 31, 2023, respectively.

(c) Tax Fees

The aggregate fees billed for professional services rendered by the principal accountant for tax compliance, tax advice and tax planning ("tax fees") amounted to $15,450 and $15,000 for the fiscal years ended December 31, 2024 and December 31, 2023, respectively. The nature of the services comprising the tax fees was the review of the registrant's tax returns and tax distribution requirements. These fees were billed to the registrant and were approved by the registrant's audit committee.

(d) All Other Fees

Other fees amounted to $0 and $1,847 for the fiscal years ended December 31, 2024 and December 31, 2023, respectively. The nature of the services comprising all other fees is advisory services provided to the investment manager. These fees were approved by the registrant's audit committee.

(e)(1) Audit Committee Pre-Approval Policies and Procedures

The registrant's Audit Committee must pre-approve all audit and non-audit services provided by the independent registered public accounting firm (the "Auditor") relating to the operations or financial reporting of the funds. Prior to the commencement of any audit or non-audit services to a fund, the Audit Committee reviews the services to determine whether they are appropriate and permissible under applicable law.

The registrant's Audit Committee has adopted policies and procedures to, among other purposes, provide a framework for the Committee's consideration of audit-related and non-audit services by the Auditor. The policies and procedures require that any audit-related and non-audit service provided by the Auditor and any non-audit service provided by the Auditor to a fund service provider that relates directly to the operations and financial reporting of a fund are subject to approval by the Audit Committee before such service is provided. Audit-related services provided by the Auditor that are expected to exceed $25,000 per year/per fund are subject to specific pre-approval by the Audit Committee. Tax services provided by the Auditor that are expected to exceed $30,000 per year/per fund are subject to specific pre-approval by the Audit Committee.

All audit services, as well as the audit-related and non-audit services that are expected to exceed the amounts stated above, must be approved in advance of provision of the service by formal resolution of the Audit Committee. At the regularly scheduled Audit Committee meetings, the Committee reviews a report summarizing the services, including fees, provided by the Auditor.

(e)(2) Services approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X

Audit-Related Fees, Tax Fees and All Other Fees

There were no amounts that were approved by the Audit Committee pursuant to the de minimis exception under Rule 2-01 of Regulation S-X.

(f) According to the registrant's principal accountant for the fiscal year ended December 31, 2024, the percentage of hours spent on the audit of the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons who were not full-time, permanent employees of principal accountant was less than 50%.

(g) The aggregate non-audit fees billed by the registrant's principal accountant for non-audit services rendered to the registrant and rendered to the registrant's control affiliates were $699,868 for the fiscal year ended December 31, 2024 and $1,175,896 for the fiscal year ended December 31, 2023.

(h) The audit committee of the registrant has considered the non-audit services provided by the registrant's principal accountant to the control affiliates and has determined that the services that were not pre-approved are compatible with maintaining the principal accountant's independence.

(i) Not applicable.

(j) Not applicable.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

The registrant has a separately-designated standing audit committee comprised of independent trustees. The members of the audit committee are as follows:

Frances G. Rathke – Chairperson

William H. Cunningham

William K. Bacic - Member of the Audit Committee as of September 24, 2024.

ITEM 6. SCHEDULE OF INVESTMENTS.

(a) Refer to information included in Item 7.

(b) Not applicable.

ITEM 7. FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The Registrant prepared financial statements and financial highlights for the year ended December 31, 2024 for the following funds:

John Hancock Mulitmanager Lifestyle Portfolios:

  John Hancock Multimanager Lifestyle Aggressive Portfolio

  John Hancock Multimanager Lifestyle Growth Portfolio

  John Hancock Multimanager Lifestyle Balanced Portfolio

  John Hancock Multimanager Lifestyle Moderate Portfolio

  John Hancock Multimanager Lifestyle Conservative Portfolio

Annual Financial Statements & Other N-CSR Items
John Hancock
Multimanager Lifestyle Portfolios
Asset allocation
December 31, 2024

John Hancock
Multimanager Lifestyle Portfolios

2	Portfolios’ investments
8	Financial statements
13	Financial highlights
21	Notes to financial statements
43	Report of independent registered public accounting firm
44	Tax information
1	JOHN HANCOCK MULTIMANAGER LIFESTYLE PORTFOLIOS | ANNUAL REPORT

Portfolios’ investments
Subadvisors of Affiliated Underlying Funds
Allspring Global Investments, LLC	(Allspring Investments)
Axiom International Investors LLC	(Axiom)
BCSF Advisors, LP (Bain Capital Credit)	(Bain Capital)
Boston Partners Global Investors, Inc.	(Boston Partners)
Dimensional Fund Advisors LP	(DFA)
Epoch Investment Partners, Inc.	(Epoch)
Graham Capital Management, L.P.	(Graham)
Jennison Associates LLC	(Jennison)
Manulife Investment Management (North America) Limited	(MIM NA)
Manulife Investment Management (US) LLC	(MIM US)
Pictet Asset Management SA	(Pictet)
T. Rowe Price Associates, Inc.	(T. Rowe Price)
Wellington Management Company LLP	(Wellington)
MULTIMANAGER LIFESTYLE AGGRESSIVE PORTFOLIO

As of 12-31-24
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 98.8%
Equity - 89.1%
Blue Chip Growth, Class NAV, JHF II (T. Rowe Price)	3,399,261	$206,879,041
Capital Appreciation, Class NAV, JHF II (Jennison)	6,886,851	105,713,157
Capital Appreciation Value, Class NAV, JHF II (T. Rowe Price)	8,920,599	80,374,600
Disciplined Value, Class NAV, JHF III (Boston Partners)	6,388,311	143,928,656
Disciplined Value International, Class NAV, JHIT (Boston Partners)	12,982,231	167,990,071
Emerging Markets Equity, Class NAV, JHIT (MIM US) (B)	17,142,802	162,513,759
Equity Income, Class NAV, JHF II (T. Rowe Price)	12,027,979	223,960,964
Financial Industries, Class NAV, JHIT II (MIM US) (B)	1,566,727	28,201,083
Fundamental Large Cap Core, Class NAV, JHIT (MIM US) (B)	3,451,247	248,351,754
Global Equity, Class NAV, JHF II (MIM US) (B)	3,444,745	40,200,170
Global Thematic Opportunities, Class NAV, JHIT (Pictet)	3,665,028	39,032,550
International Dynamic Growth, Class NAV, JHIT (Axiom)	4,925,903	65,071,183
International Growth, Class NAV, JHF III (Wellington)	3,350,590	90,834,485
International Small Company, Class NAV, JHF II (DFA)	8,506,473	85,490,055
International Strategic Equity Allocation, Class NAV, JHF II (MIM US) (B)	24,852,879	239,830,283
Mid Cap Growth, Class NAV, JHIT (Wellington) (C)	9,169,200	169,813,582
Mid Value, Class NAV, JHF II (T. Rowe Price)	15,383,618	234,292,503
Multifactor Emerging Markets ETF, JHETF (DFA)	2,183,342	56,439,391
Small Cap Core, Class NAV, JHIT (MIM US) (B)	7,379,318	127,293,238
Small Cap Dynamic Growth, Class NAV, JHF II (Axiom)	3,887,258	65,422,549
Small Cap Value, Class NAV, JHF II (Wellington)	4,341,626	72,678,818
U.S. Sector Rotation, Class NAV, JHF II (MIM US) (B)	15,831,805	192,673,063
Fixed income - 2.4%
Emerging Markets Debt, Class NAV, JHF II (MIM US) (B)	2,041,358	15,779,694
High Yield, Class NAV, JHBT (MIM US) (B)	2,616,929	7,955,465
Short Duration Bond, Class NAV, JHBT (MIM US) (B)	5,766,303	53,857,270
Alternative and specialty - 7.3%
Diversified Macro, Class NAV, JHIT (Graham)	3,550,810	32,063,816
Diversified Real Assets, Class NAV, JHIT (MIM NA/Wellington) (B)	13,007,705	146,076,529
Health Sciences, Class NAV, JHF II (T. Rowe Price)	7,852,703	30,311,434
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK MULTIMANAGER LIFESTYLE PORTFOLIOS	2

MULTIMANAGER LIFESTYLE AGGRESSIVE PORTFOLIO (continued)

	Shares or Principal Amount	Value
Alternative and specialty - (continued)
Science & Technology, Class NAV, JHF II (T. Rowe Price)	12,486,501	$25,347,597

TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $2,445,089,960)		$3,158,376,760
COMMON STOCKS - 0.0%
Energy - 0.0%
Sakari Resources, Ltd. (C)(D)(E)	215,623	102,631

TOTAL COMMON STOCKS (Cost $91,717)		$102,631
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 1.2%
U.S. Government - 1.2%
U.S. Treasury STRIPS, PO, 4.662%, 02/15/2054	$27,234,500	7,085,979
U.S. Treasury STRIPS, PO, 4.739%, 11/15/2052	37,384,800	10,092,259
U.S. Treasury STRIPS, PO, 4.855%, 08/15/2051	47,474,400	13,193,304
U.S. Treasury STRIPS, PO, 4.867%, 05/15/2050	24,477,900	7,204,313

TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $44,734,793)		$37,575,855
SHORT-TERM INVESTMENTS - 0.0%
Short-term funds - 0.0%
John Hancock Collateral Trust, 4.2987% (F)(G)	286	2,856

TOTAL SHORT-TERM INVESTMENTS (Cost $2,855)		$2,856
Total investments (Cost $2,489,919,325) - 100.0%		$3,196,058,102
Other assets and liabilities, net - (0.0%)		(82,790)
TOTAL NET ASSETS - 100.0%		$3,195,975,312
MULTIMANAGER LIFESTYLE GROWTH PORTFOLIO

As of 12-31-24
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 96.4%
Equity - 75.3%
Blue Chip Growth, Class NAV, JHF II (T. Rowe Price)	7,305,140	$444,590,792
Capital Appreciation, Class NAV, JHF II (Jennison)	17,293,031	265,448,026
Capital Appreciation Value, Class NAV, JHF II (T. Rowe Price)	39,410,669	355,090,130
Disciplined Value, Class NAV, JHF III (Boston Partners)	14,286,758	321,880,662
Disciplined Value International, Class NAV, JHIT (Boston Partners)	27,586,980	356,975,517
Emerging Markets Equity, Class NAV, JHIT (MIM US) (B)	33,987,870	322,205,005
Equity Income, Class NAV, JHF II (T. Rowe Price)	26,176,851	487,412,963
MULTIMANAGER LIFESTYLE GROWTH PORTFOLIO (continued)

	Shares or Principal Amount	Value
Equity - (continued)
Financial Industries, Class NAV, JHIT II (MIM US) (B)	3,754,004	$67,572,077
Fundamental Global Franchise, Class NAV, JHF II (MIM US) (B)	8,029,660	82,223,720
Fundamental Large Cap Core, Class NAV, JHIT (MIM US) (B)	5,996,741	431,525,492
Global Equity, Class NAV, JHF II (MIM US) (B)	12,921,898	150,798,551
Global Thematic Opportunities, Class NAV, JHIT (Pictet)	7,534,753	80,245,122
International Dynamic Growth, Class NAV, JHIT (Axiom)	8,245,399	108,921,714
International Growth, Class NAV, JHF III (Wellington)	6,525,251	176,899,563
International Small Company, Class NAV, JHF II (DFA)	17,774,957	178,638,323
International Strategic Equity Allocation, Class NAV, JHF II (MIM US) (B)	53,745,233	518,641,495
Mid Cap Growth, Class NAV, JHIT (Wellington) (C)	19,391,916	359,138,284
Mid Value, Class NAV, JHF II (T. Rowe Price)	33,458,739	509,576,591
Multifactor Emerging Markets ETF, JHETF (DFA)	6,910,401	178,633,866
Small Cap Core, Class NAV, JHIT (MIM US) (B)	16,521,186	284,990,463
Small Cap Dynamic Growth, Class NAV, JHF II (Axiom)	7,157,948	120,468,262
Small Cap Value, Class NAV, JHF II (Wellington)	8,450,870	141,467,558
U.S. Sector Rotation, Class NAV, JHF II (MIM US) (B)	38,470,354	468,184,210
Fixed income - 14.9%
Bond, Class NAV, JHSB (MIM US) (B)	41,695,873	555,805,989
Emerging Markets Debt, Class NAV, JHF II (MIM US) (B)	19,100,595	147,647,599
Floating Rate Income, Class NAV, JHF II (Bain Capital)	16,998,304	130,376,993
High Yield, Class NAV, JHBT (MIM US) (B)	36,774,318	111,793,926
Short Duration Bond, Class NAV, JHBT (MIM US) (B)	11,685,757	109,144,973
Strategic Income Opportunities, Class NAV, JHF II (MIM US) (B)	21,506,283	214,632,704
Alternative and specialty - 6.2%
Diversified Macro, Class NAV, JHIT (Graham)	9,647,995	87,121,394
Diversified Real Assets, Class NAV, JHIT (MIM NA/Wellington) (B)	27,862,489	312,895,752
Health Sciences, Class NAV, JHF II (T. Rowe Price)	18,722,754	72,269,832
Science & Technology, Class NAV, JHF II (T. Rowe Price)	29,019,837	58,910,269

TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $6,724,364,164)		$8,212,127,817
COMMON STOCKS - 0.0%
Energy - 0.0%
Sakari Resources, Ltd. (C)(D)(E)	489,868	233,159
3	JOHN HANCOCK MULTIMANAGER LIFESTYLE PORTFOLIOS |	SEE NOTES TO FINANCIAL STATEMENTS

MULTIMANAGER LIFESTYLE GROWTH PORTFOLIO (continued)

	Shares or Principal Amount	Value

TOTAL COMMON STOCKS (Cost $208,371)		$233,159
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 3.6%
U.S. Government - 3.6%
U.S. Treasury Inflation Protected Security, 0.125%, 04/15/2026	$39,008,806	$38,072,708
U.S. Treasury Inflation Protected Security, 0.125%, 04/15/2027	39,555,549	37,912,937
U.S. Treasury Inflation Protected Security, 1.250%, 04/15/2028	49,210,306	47,944,750
U.S. Treasury Inflation Protected Security, 2.125%, 04/15/2029	47,672,716	47,730,269
U.S. Treasury STRIPS, PO, 4.662%, 02/15/2054	97,190,800	25,287,484
U.S. Treasury STRIPS, PO, 4.739%, 11/15/2052	133,777,200	36,113,986
U.S. Treasury STRIPS, PO, 4.855%, 08/15/2051	169,883,400	47,211,200
U.S. Treasury STRIPS, PO, 4.867%, 05/15/2050	87,353,100	25,709,682

TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $341,369,923)		$305,983,016
SHORT-TERM INVESTMENTS - 0.0%
Short-term funds - 0.0%
John Hancock Collateral Trust, 4.2987% (F)(G)	695	6,949

TOTAL SHORT-TERM INVESTMENTS (Cost $6,948)		$6,949
Total investments (Cost $7,065,949,406) - 100.0%		$8,518,350,941
Other assets and liabilities, net - 0.0%		325,898
TOTAL NET ASSETS - 100.0%		$8,518,676,839
MULTIMANAGER LIFESTYLE BALANCED PORTFOLIO

As of 12-31-24
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 93.6%
Equity - 56.2%
Blue Chip Growth, Class NAV, JHF II (T. Rowe Price)	4,075,197	$248,016,484
Capital Appreciation, Class NAV, JHF II (Jennison)	9,102,601	139,724,929
Capital Appreciation Value, Class NAV, JHF II (T. Rowe Price)	37,390,160	336,885,346
Disciplined Value, Class NAV, JHF III (Boston Partners)	8,204,818	184,854,558
Disciplined Value International, Class NAV, JHIT (Boston Partners)	20,278,501	262,403,797
Emerging Markets Equity, Class NAV, JHIT (MIM US) (B)	19,255,653	182,543,591
Equity Income, Class NAV, JHF II (T. Rowe Price)	14,846,924	276,449,717
MULTIMANAGER LIFESTYLE BALANCED PORTFOLIO (continued)

	Shares or Principal Amount	Value
Equity - (continued)
Financial Industries, Class NAV, JHIT II (MIM US) (B)	2,854,434	$51,379,806
Fundamental Global Franchise, Class NAV, JHF II (MIM US) (B)	6,507,931	66,641,210
Fundamental Large Cap Core, Class NAV, JHIT (MIM US) (B)	3,172,783	228,313,455
Global Equity, Class NAV, JHF II (MIM US) (B)	12,630,348	147,396,159
Global Shareholder Yield, Class NAV, JHF III (Epoch)	2,499,257	28,491,532
Global Thematic Opportunities, Class NAV, JHIT (Pictet)	3,301,432	35,160,252
International Dynamic Growth, Class NAV, JHIT (Axiom)	5,828,206	76,990,599
International Growth, Class NAV, JHF III (Wellington)	4,903,670	132,938,499
International Small Company, Class NAV, JHF II (DFA)	8,332,563	83,742,262
International Strategic Equity Allocation, Class NAV, JHF II (MIM US) (B)	31,078,595	299,908,442
Mid Cap Growth, Class NAV, JHIT (Wellington) (C)	11,617,854	215,162,651
Mid Value, Class NAV, JHF II (T. Rowe Price)	21,584,788	328,736,326
Multifactor Emerging Markets ETF, JHETF (DFA)	4,409,800	113,993,330
Small Cap Core, Class NAV, JHIT (MIM US) (B)	10,269,435	177,147,758
Small Cap Dynamic Growth, Class NAV, JHF II (Axiom)	4,318,106	72,673,719
Small Cap Value, Class NAV, JHF II (Wellington)	5,898,629	98,743,049
U.S. Sector Rotation, Class NAV, JHF II (MIM US) (B)	35,320,785	429,853,959
Fixed income - 31.8%
Bond, Class NAV, JHSB (MIM US) (B)	54,249,628	723,147,542
Core Bond, Class NAV, JHF II (Allspring Investments)	26,135,252	280,692,602
Emerging Markets Debt, Class NAV, JHF II (MIM US) (B)	31,183,105	241,045,405
Floating Rate Income, Class NAV, JHF II (Bain Capital)	29,730,882	228,035,868
High Yield, Class NAV, JHBT (MIM US) (B)	64,322,617	195,540,757
Short Duration Bond, Class NAV, JHBT (MIM US) (B)	27,351,283	255,460,982
Strategic Income Opportunities, Class NAV, JHF II (MIM US) (B)	46,111,381	460,191,585
Alternative and specialty - 5.6%
Diversified Macro, Class NAV, JHIT (Graham)	8,441,020	76,222,414
Diversified Real Assets, Class NAV, JHIT (MIM NA/Wellington) (B)	18,452,951	207,226,643
Health Sciences, Class NAV, JHF II (T. Rowe Price)	15,053,851	58,107,864
Multi-Asset High Income, Class NAV, JHF II (MIM US) (B)	3,942,529	38,005,978
Science & Technology, Class NAV, JHF II (T. Rowe Price)	21,735,612	44,123,293
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK MULTIMANAGER LIFESTYLE PORTFOLIOS	4

MULTIMANAGER LIFESTYLE BALANCED PORTFOLIO (continued)

	Shares or Principal Amount	Value

TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $6,117,464,790)		$7,025,952,363
COMMON STOCKS - 0.0%
Energy - 0.0%
Sakari Resources, Ltd. (C)(D)(E)	303,543	$144,475

TOTAL COMMON STOCKS (Cost $129,117)		$144,475
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 6.4%
U.S. Government - 6.4%
U.S. Treasury Inflation Protected Security, 0.125%, 04/15/2026	$68,098,978	66,464,802
U.S. Treasury Inflation Protected Security, 0.125%, 04/15/2027	69,069,469	66,201,242
U.S. Treasury Inflation Protected Security, 1.250%, 04/15/2028	85,908,382	83,699,044
U.S. Treasury Inflation Protected Security, 2.125%, 04/15/2029	83,225,244	83,325,717
U.S. Treasury STRIPS, PO, 4.662%, 02/15/2054	128,652,900	33,473,417
U.S. Treasury STRIPS, PO, 4.739%, 11/15/2052	178,183,900	48,101,850
U.S. Treasury STRIPS, PO, 4.855%, 08/15/2051	226,262,500	62,879,152
U.S. Treasury STRIPS, PO, 4.867%, 05/15/2050	115,632,600	34,032,878

TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $530,798,367)		$478,178,102
SHORT-TERM INVESTMENTS - 0.0%
Short-term funds - 0.0%
John Hancock Collateral Trust, 4.2987% (F)(G)	2,111	21,115

TOTAL SHORT-TERM INVESTMENTS (Cost $21,114)		$21,115
Total investments (Cost $6,648,413,388) - 100.0%		$7,504,296,055
Other assets and liabilities, net - (0.0%)		(54,597)
TOTAL NET ASSETS - 100.0%		$7,504,241,458
MULTIMANAGER LIFESTYLE MODERATE PORTFOLIO

As of 12-31-24
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 92.5%
Equity - 37.6%
Blue Chip Growth, Class NAV, JHF II (T. Rowe Price)	670,085	$40,781,401
Capital Appreciation, Class NAV, JHF II (Jennison)	1,522,292	23,367,184
Capital Appreciation Value, Class NAV, JHF II (T. Rowe Price)	9,930,313	89,472,121
Disciplined Value, Class NAV, JHF III (Boston Partners)	1,589,957	35,821,732
MULTIMANAGER LIFESTYLE MODERATE PORTFOLIO (continued)

	Shares or Principal Amount	Value
Equity - (continued)
Disciplined Value International, Class NAV, JHIT (Boston Partners)	3,599,032	$46,571,475
Emerging Markets Equity, Class NAV, JHIT (MIM US) (B)	2,215,425	21,002,229
Equity Income, Class NAV, JHF II (T. Rowe Price)	2,810,430	52,330,205
Fundamental Global Franchise, Class NAV, JHF II (MIM US) (B)	2,083,004	21,329,958
Fundamental Large Cap Core, Class NAV, JHIT (MIM US) (B)	589,837	42,444,642
Global Equity, Class NAV, JHF II (MIM US) (B)	3,708,068	43,273,157
Global Shareholder Yield, Class NAV, JHF III (Epoch)	1,083,355	12,350,249
International Growth, Class NAV, JHF III (Wellington)	1,603,842	43,480,154
International Small Company, Class NAV, JHF II (DFA)	1,771,286	17,801,420
International Strategic Equity Allocation, Class NAV, JHF II (MIM US) (B)	6,426,186	62,012,698
Mid Cap Growth, Class NAV, JHIT (Wellington) (C)	2,336,913	43,279,629
Mid Value, Class NAV, JHF II (T. Rowe Price)	3,553,999	54,127,402
Multifactor Emerging Markets ETF, JHETF (DFA)	815,722	21,086,414
Small Cap Core, Class NAV, JHIT (MIM US) (B)	725,111	12,508,172
Small Cap Dynamic Growth, Class NAV, JHF II (Axiom)	1,104,137	18,582,630
Small Cap Value, Class NAV, JHF II (Wellington)	1,226,492	20,531,470
U.S. Sector Rotation, Class NAV, JHF II (MIM US) (B)	6,803,022	82,792,782
Fixed income - 50.1%
Bond, Class NAV, JHSB (MIM US) (B)	20,913,621	278,778,569
Core Bond, Class NAV, JHF II (Allspring Investments)	21,334,341	229,130,820
Emerging Markets Debt, Class NAV, JHF II (MIM US) (B)	13,507,858	104,415,742
Floating Rate Income, Class NAV, JHF II (Bain Capital)	12,685,754	97,299,730
High Yield, Class NAV, JHBT (MIM US) (B)	27,445,820	83,435,291
Short Duration Bond, Class NAV, JHBT (MIM US) (B)	13,263,199	123,878,282
Strategic Income Opportunities, Class NAV, JHF II (MIM US) (B)	15,530,604	154,995,427
Alternative and specialty - 4.8%
Diversified Macro, Class NAV, JHIT (Graham)	2,400,063	21,672,566
Diversified Real Assets, Class NAV, JHIT (MIM NA/Wellington) (B)	3,572,064	40,114,280
Infrastructure, Class NAV, JHIT (Wellington)	569,084	8,246,024
Multi-Asset High Income, Class NAV, JHF II (MIM US) (B)	3,364,519	32,433,964

TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $1,871,642,689)		$1,979,347,819
5	JOHN HANCOCK MULTIMANAGER LIFESTYLE PORTFOLIOS |	SEE NOTES TO FINANCIAL STATEMENTS

MULTIMANAGER LIFESTYLE MODERATE PORTFOLIO (continued)

	Shares or Principal Amount	Value

COMMON STOCKS - 0.0%
Energy - 0.0%
Sakari Resources, Ltd. (C)(D)(E)	50,910	$24,231

TOTAL COMMON STOCKS (Cost $21,655)		$24,231
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 7.5%
U.S. Government - 7.5%
U.S. Treasury Inflation Protected Security, 0.125%, 04/15/2026	$28,840,540	28,148,451
U.S. Treasury Inflation Protected Security, 0.125%, 04/15/2027	29,249,299	28,034,672
U.S. Treasury Inflation Protected Security, 1.250%, 04/15/2028	36,383,317	35,447,634
U.S. Treasury Inflation Protected Security, 2.125%, 04/15/2029	35,244,946	35,287,495
U.S. Treasury STRIPS, PO, 4.662%, 02/15/2054	24,328,900	6,329,989
U.S. Treasury STRIPS, PO, 4.739%, 11/15/2052	33,724,700	9,104,192
U.S. Treasury STRIPS, PO, 4.855%, 08/15/2051	42,827,100	11,901,803
U.S. Treasury STRIPS, PO, 4.867%, 05/15/2050	21,866,800	6,435,816

TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $170,628,375)		$160,690,052
SHORT-TERM INVESTMENTS - 0.0%
Short-term funds - 0.0%
John Hancock Collateral Trust, 4.2987% (F)(G)	117	1,173

TOTAL SHORT-TERM INVESTMENTS (Cost $1,171)		$1,173
Total investments (Cost $2,042,293,890) - 100.0%		$2,140,063,275
Other assets and liabilities, net - (0.0%)		(5,462)
TOTAL NET ASSETS - 100.0%		$2,140,057,813
MULTIMANAGER LIFESTYLE CONSERVATIVE PORTFOLIO

As of 12-31-24
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 90.2%
Equity - 18.5%
Blue Chip Growth, Class NAV, JHF II (T. Rowe Price)	156,711	$9,537,413
Capital Appreciation, Class NAV, JHF II (Jennison)	349,787	5,369,234
Capital Appreciation Value, Class NAV, JHF II (T. Rowe Price)	3,835,788	34,560,452
Disciplined Value, Class NAV, JHF III (Boston Partners)	336,045	7,571,086
Disciplined Value International, Class NAV, JHIT (Boston Partners)	1,233,493	15,961,406
MULTIMANAGER LIFESTYLE CONSERVATIVE PORTFOLIO (continued)

	Shares or Principal Amount	Value
Equity - (continued)
Emerging Markets Equity, Class NAV, JHIT (MIM US) (B)	1,688,946	$16,011,209
Equity Income, Class NAV, JHF II (T. Rowe Price)	655,854	12,211,998
Fundamental Global Franchise, Class NAV, JHF II (MIM US) (B)	787,480	8,063,799
Fundamental Large Cap Core, Class NAV, JHIT (MIM US) (B)	117,089	8,425,747
Global Equity, Class NAV, JHF II (MIM US) (B)	1,161,770	13,557,854
Global Shareholder Yield, Class NAV, JHF III (Epoch)	849,801	9,687,732
International Dynamic Growth, Class NAV, JHIT (Axiom)	28,259	373,301
International Growth, Class NAV, JHF III (Wellington)	512,344	13,889,659
International Strategic Equity Allocation, Class NAV, JHF II (MIM US) (B)	3,713,784	35,838,017
Mid Cap Growth, Class NAV, JHIT (Wellington) (C)	917,936	17,000,173
Mid Value, Class NAV, JHF II (T. Rowe Price)	1,370,345	20,870,347
Small Cap Dynamic Growth, Class NAV, JHF II (Axiom)	832,151	14,005,110
Small Cap Value, Class NAV, JHF II (Wellington)	909,420	15,223,696
U.S. Sector Rotation, Class NAV, JHF II (MIM US) (B)	3,292,802	40,073,397
Fixed income - 68.1%
Bond, Class NAV, JHSB (MIM US) (B)	21,774,181	290,249,834
Core Bond, Class NAV, JHF II (Allspring Investments)	22,949,431	246,476,887
Emerging Markets Debt, Class NAV, JHF II (MIM US) (B)	13,532,116	104,603,258
Floating Rate Income, Class NAV, JHF II (Bain Capital)	12,639,827	96,947,475
High Yield, Class NAV, JHBT (MIM US) (B)	27,470,377	83,509,946
Short Duration Bond, Class NAV, JHBT (MIM US) (B)	14,809,729	138,322,868
Strategic Income Opportunities, Class NAV, JHF II (MIM US) (B)	13,919,847	138,920,077
Alternative and specialty - 3.6%
Infrastructure, Class NAV, JHIT (Wellington)	1,786,721	25,889,594
Multi-Asset High Income, Class NAV, JHF II (MIM US) (B)	3,359,563	32,386,186

TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $1,472,822,435)		$1,455,537,755
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 9.8%
U.S. Government - 9.8%
U.S. Treasury Inflation Protected Security, 0.125%, 04/15/2026	$35,958,206	35,095,314
U.S. Treasury Inflation Protected Security, 0.125%, 04/15/2027	36,470,650	34,956,144
U.S. Treasury Inflation Protected Security, 1.250%, 04/15/2028	45,361,757	44,195,175
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK MULTIMANAGER LIFESTYLE PORTFOLIOS	6

MULTIMANAGER LIFESTYLE CONSERVATIVE PORTFOLIO (continued)

	Shares or Principal Amount	Value
U.S. Government - (continued)
U.S. Treasury Inflation Protected Security, 2.125%, 04/15/2029	43,947,141	$44,000,195

TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $158,449,242)		$158,246,828
SHORT-TERM INVESTMENTS - 0.0%
Short-term funds - 0.0%
John Hancock Collateral Trust, 4.2987% (F)(G)	324	3,237

TOTAL SHORT-TERM INVESTMENTS (Cost $3,236)		$3,237
Total investments (Cost $1,631,274,913) - 100.0%		$1,613,787,820
Other assets and liabilities, net - 0.0%		622,349
TOTAL NET ASSETS - 100.0%		$1,614,410,169
Percentages are based upon net assets.
Security Abbreviations and Legend
JHBT	John Hancock Bond Trust
JHETF	John Hancock Exchange-Traded Fund Trust
JHF II	John Hancock Funds II
JHF III	John Hancock Funds III
JHIT	John Hancock Investment Trust
JHIT II	John Hancock Investment Trust II
JHSB	John Hancock Sovereign Bond Fund
PO	Principal-Only Security - (Principal Tranche of Stripped Security). Rate shown is the annualized yield on date of purchase.
STRIPS	Separate Trading of Registered Interest and Principal Securities
(A)	The underlying funds’ subadvisor is shown parenthetically.
(B)	The subadvisor is an affiliate of the advisor.
(C)	Non-income producing.
(D)	Restricted security as to resale.
(E)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy. Refer to Note 2 to the financial statements.
(F)	The rate shown is the annualized seven-day yield as of 12-31-24.
(G)	Investment is an affiliate of the fund, the advisor and/or subadvisor.
7	JOHN HANCOCK MULTIMANAGER LIFESTYLE PORTFOLIOS |	SEE NOTES TO FINANCIAL STATEMENTS

Financial statements
STATEMENTS OF ASSETS AND LIABILITIES 12-31-24

	Multimanager Lifestyle Aggressive Portfolio	Multimanager Lifestyle Growth Portfolio	Multimanager Lifestyle Balanced Portfolio	Multimanager Lifestyle Moderate Portfolio	Multimanager Lifestyle Conservative Portfolio
Assets
Unaffiliated investments, at value	$37,678,486	$306,216,175	$478,322,577	$160,714,283	$158,246,828
Affiliated investments, at value	3,158,379,616	8,212,134,766	7,025,973,478	1,979,348,992	1,455,540,992
Total investments, at value	3,196,058,102	8,518,350,941	7,504,296,055	2,140,063,275	1,613,787,820
Dividends and interest receivable	376,871	6,391,309	10,428,423	4,269,544	4,387,901
Receivable for fund shares sold	110,722	407,823	1,404,580	298,537	865,885
Receivable for investments sold	6,393,570	17,882,516	17,193,746	6,779,543	134,288
Receivable from affiliates	96	310	292	108	100
Other assets	134,897	293,623	279,128	116,610	101,537
Total assets	3,203,074,258	8,543,326,522	7,533,602,224	2,151,527,617	1,619,277,531
Liabilities
Due to custodian	—	—	—	44,804	—
Payable for investments purchased	361,329	5,978,670	9,752,895	3,981,339	4,034,484
Payable for fund shares repurchased	6,464,071	18,029,501	19,030,097	7,209,940	627,820
Payable to affiliates
Accounting and legal services fees	98,582	262,221	229,982	65,335	49,012
Transfer agent fees	59,082	187,147	172,343	63,952	58,049
Distribution and service fees	2,775	5,608	5,031	2,112	1,276
Trustees’ fees	5,422	14,517	13,167	3,942	3,105
Other liabilities and accrued expenses	107,685	172,019	157,251	98,380	93,616
Total liabilities	7,098,946	24,649,683	29,360,766	11,469,804	4,867,362
Net assets	$3,195,975,312	$8,518,676,839	$7,504,241,458	$2,140,057,813	$1,614,410,169
Net assets consist of
Paid-in capital	$2,356,977,886	$6,812,650,312	$6,579,960,332	$2,079,040,234	$1,733,294,328
Total distributable earnings (loss)	838,997,426	1,706,026,527	924,281,126	61,017,579	(118,884,159)
Net assets	$3,195,975,312	$8,518,676,839	$7,504,241,458	$2,140,057,813	$1,614,410,169
Unaffiliated investments, at cost	$44,826,510	$341,578,294	$530,927,484	$170,650,030	$158,449,242
Affiliated investments, at cost	2,445,092,815	6,724,371,112	6,117,485,904	1,871,643,860	1,472,825,671
Total investments, at cost	2,489,919,325	7,065,949,406	6,648,413,388	2,042,293,890	1,631,274,913
Net asset value per share
The portfolios have an unlimited number of shares authorized with no par value. Net asset value is calculated by dividing the net assets of each class of shares by the number of outstanding shares in the class.
Class A1
Net assets	$574,313,550	$1,842,630,318	$1,720,028,109	$628,602,769	$584,155,296
Shares outstanding	39,372,531	130,542,233	128,002,216	51,264,388	49,704,574
Net asset value and redemption price per share	$14.59	$14.12	$13.44	$12.26	$11.75
Class C1
Net assets	$30,139,631	$76,682,041	$47,876,488	$22,719,992	$16,087,854
Shares outstanding	2,061,210	5,431,081	3,565,784	1,840,418	1,368,632
Net asset value, offering price and redemption price per share	$14.62	$14.12	$13.43	$12.35	$11.75
Class I
Net assets	$7,781,606	$27,370,718	$27,242,826	$18,100,434	$10,399,937
Shares outstanding	536,170	1,956,854	2,047,549	1,489,876	886,791
Net asset value, offering price and redemption price per share	$14.51	$13.99	$13.31	$12.15	$11.73
Class R2
Net assets	$13,634,941	$22,563,735	$16,643,724	$7,233,691	$5,037,126
Shares outstanding	946,512	1,619,086	1,250,128	592,558	429,513
Net asset value, offering price and redemption price per share	$14.41	$13.94	$13.31	$12.21	$11.73
Class R4
Net assets	$1,142,100	$3,877,596	$4,877,161	$712,192	$1,963,214
Shares outstanding	78,899	275,246	364,302	58,569	167,538
Net asset value, offering price and redemption price per share	$14.48	$14.09	$13.39	$12.16	$11.72
Class R5
Net assets	$4,188,996	$7,904,038	$10,058,455	$11,478,864	$1,219,300
Shares outstanding	288,278	558,824	749,278	943,864	104,030
Net asset value, offering price and redemption price per share	$14.53	$14.14	$13.42	$12.16	$11.72
Class R6
Net assets	$67,807,542	$133,692,646	$135,979,696	$38,890,360	$27,457,959
Shares outstanding	4,671,347	9,543,555	10,229,091	3,206,892	2,343,882
Net asset value, offering price and redemption price per share	$14.52	$14.01	$13.29	$12.13	$11.71
Class 1
Net assets	$2,496,966,946	$6,008,026,203	$5,381,835,889	$1,359,148,896	$968,089,483
Shares outstanding	172,533,131	428,859,445	404,936,646	111,783,412	82,611,390
Net asset value, offering price and redemption price per share	$14.47	$14.01	$13.29	$12.16	$11.72
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK MULTIMANAGER LIFESTYLE PORTFOLIOS	8

STATEMENTS OF ASSETS AND LIABILITIES 12-31-24

Continued
	Multimanager Lifestyle Aggressive Portfolio	Multimanager Lifestyle Growth Portfolio	Multimanager Lifestyle Balanced Portfolio	Multimanager Lifestyle Moderate Portfolio	Multimanager Lifestyle Conservative Portfolio
Class 5
Net assets	—	$395,929,544	$159,699,110	$53,170,615	—
Shares outstanding	—	28,329,311	12,007,131	4,383,827	—
Net asset value, offering price and redemption price per share	—	$13.98	$13.30	$12.13	—
Maximum offering price per share
Class A (net asset value per share ÷ 95.5%)[2]	$15.28	$14.79	$14.07	$12.84	$12.30

[1]	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
[2]	On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.
9	JOHN HANCOCK MULTIMANAGER LIFESTYLE PORTFOLIOS |	SEE NOTES TO FINANCIAL STATEMENTS

STATEMENTS OF OPERATIONS For the year ended 12-31-24

	Multimanager Lifestyle Aggressive Portfolio	Multimanager Lifestyle Growth Portfolio	Multimanager Lifestyle Balanced Portfolio	Multimanager Lifestyle Moderate Portfolio	Multimanager Lifestyle Conservative Portfolio
Investment income
Dividends from affiliated investments	$41,315,776	$154,654,917	$184,966,745	$70,046,901	$64,857,687
Interest	2,181,501	14,162,269	21,851,786	7,069,166	6,551,499
Total investment income	43,497,277	168,817,186	206,818,531	77,116,067	71,409,186
Expenses
Investment management fees	7,490,128	20,545,023	18,557,632	5,148,391	4,229,428
Distribution and service fees	3,403,541	9,693,576	8,781,151	2,978,188	2,570,301
Accounting and legal services fees	651,999	1,754,438	1,565,522	448,149	340,783
Transfer agent fees	707,879	2,261,647	2,113,822	795,771	733,747
Trustees’ fees	73,768	198,704	178,897	52,340	40,268
Custodian fees	31,454	33,947	34,046	34,054	33,058
State registration fees	110,075	124,275	118,173	111,990	114,811
Printing and postage	40,623	86,468	81,583	40,830	37,999
Professional fees	141,206	307,308	279,937	124,140	94,482
Other	77,816	192,124	175,270	60,366	48,595
Total expenses	12,728,489	35,197,510	31,886,033	9,794,219	8,243,472
Less expense reductions	(5,113,941)	(12,214,047)	(9,432,233)	(2,200,473)	(1,518,485)
Net expenses	7,614,548	22,983,463	22,453,800	7,593,746	6,724,987
Net investment income	35,882,729	145,833,723	184,364,731	69,522,321	64,684,199
Realized and unrealized gain (loss)
Net realized gain (loss) on
Unaffiliated investments and foreign currency transactions	(10,833,356)	(51,491,958)	(81,916,626)	(19,095,436)	(7,823,195)
Affiliated investments	36,152,522	110,544,949	110,684,401	11,867,721	(17,175,755)
Capital gain distributions received from affiliated investments	198,727,816	467,568,799	307,953,360	55,866,430	18,023,092
	224,046,982	526,621,790	336,721,135	48,638,715	(6,975,858)
Change in net unrealized appreciation (depreciation) of
Unaffiliated investments and translation of assets and liabilities in foreign currencies	638,048	17,200,222	35,932,106	10,276,482	7,907,480
Affiliated investments	156,050,069	291,364,268	160,676,680	32,412,237	31,776,947
	156,688,117	308,564,490	196,608,786	42,688,719	39,684,427
Net realized and unrealized gain	380,735,099	835,186,280	533,329,921	91,327,434	32,708,569
Increase in net assets from operations	$416,617,828	$981,020,003	$717,694,652	$160,849,755	$97,392,768
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK MULTIMANAGER LIFESTYLE PORTFOLIOS	10

STATEMENTS OF CHANGES IN NET ASSETS

	Multimanager Lifestyle Aggressive Portfolio		Multimanager Lifestyle Growth Portfolio		Multimanager Lifestyle Balanced Portfolio
	Year ended 12-31-24	Year ended 12-31-23	Year ended 12-31-24	Year ended 12-31-23	Year ended 12-31-24	Year ended 12-31-23
Increase (decrease) in net assets
From operations
Net investment income	$35,882,729	$39,186,173	$145,833,723	$154,074,926	$184,364,731	$189,986,741
Net realized gain (loss)	224,046,982	23,802,038	526,621,790	11,599,722	336,721,135	(65,091,283)
Change in net unrealized appreciation (depreciation)	156,688,117	433,633,748	308,564,490	1,091,934,260	196,608,786	869,225,094
Increase in net assets resulting from operations	416,617,828	496,621,959	981,020,003	1,257,608,908	717,694,652	994,120,552
Distributions to shareholders
From earnings
Class A	(14,758,194)	(30,528,070)	(46,061,794)	(100,375,075)	(43,531,764)	(83,186,964)
Class C	(573,338)	(1,637,494)	(1,405,655)	(4,458,277)	(904,068)	(2,566,925)
Class I	(223,825)	(435,901)	(772,067)	(1,660,748)	(784,261)	(1,473,286)
Class R2	(342,043)	(683,160)	(551,182)	(1,460,163)	(447,284)	(957,125)
Class R4	(31,197)	(71,190)	(102,848)	(184,589)	(131,641)	(243,571)
Class R5	(121,744)	(237,075)	(223,114)	(355,763)	(303,490)	(607,040)
Class R6	(2,045,440)	(4,153,332)	(3,967,493)	(7,506,442)	(4,047,353)	(6,631,452)
Class 1	(73,158,368)	(144,994,801)	(171,776,011)	(359,952,039)	(158,519,880)	(286,229,903)
Class 5	—	—	(11,521,115)	(21,995,849)	(4,714,451)	(7,989,750)
Total distributions	(91,254,149)	(182,741,023)	(236,381,279)	(497,948,945)	(213,384,192)	(389,886,016)
Portfolio share transactions
From portfolio share transactions	(296,526,728)	(115,283,296)	(845,403,537)	(445,523,989)	(810,270,613)	(508,800,754)
Total increase (decrease)	28,836,951	198,597,640	(100,764,813)	314,135,974	(305,960,153)	95,433,782
Net assets
Beginning of year	3,167,138,361	2,968,540,721	8,619,441,652	8,305,305,678	7,810,201,611	7,714,767,829
End of year	$3,195,975,312	$3,167,138,361	$8,518,676,839	$8,619,441,652	$7,504,241,458	$7,810,201,611
11	JOHN HANCOCK MULTIMANAGER LIFESTYLE PORTFOLIOS |	SEE NOTES TO FINANCIAL STATEMENTS

STATEMENTS OF CHANGES IN NET ASSETS

Continued
	Multimanager Lifestyle Moderate Portfolio		Multimanager Lifestyle Conservative Portfolio
	Year ended 12-31-24	Year ended 12-31-23	Year ended 12-31-24	Year ended 12-31-23
Increase (decrease) in net assets
From operations
Net investment income	$69,522,321	$71,498,953	$64,684,199	$67,392,238
Net realized gain (loss)	48,638,715	(36,785,412)	(6,975,858)	(44,896,066)
Change in net unrealized appreciation (depreciation)	42,688,719	210,537,742	39,684,427	132,406,656
Increase in net assets resulting from operations	160,849,755	245,251,283	97,392,768	154,902,828
Distributions to shareholders
From earnings
Class A	(19,968,144)	(28,698,578)	(22,670,233)	(23,165,749)
Class C	(587,494)	(1,105,934)	(543,121)	(720,988)
Class I	(653,014)	(671,615)	(443,138)	(500,485)
Class R2	(232,287)	(335,669)	(208,349)	(232,348)
Class R4	(27,426)	(47,130)	(75,564)	(54,417)
Class R5	(405,113)	(564,310)	(56,236)	(71,331)
Class R6	(1,386,977)	(1,662,298)	(1,098,298)	(861,756)
Class 1	(48,579,811)	(68,464,344)	(41,123,493)	(42,344,228)
Class 5	(1,927,507)	(2,608,012)	—	—
Total distributions	(73,767,773)	(104,157,890)	(66,218,432)	(67,951,302)
Portfolio share transactions
From portfolio share transactions	(228,856,302)	(161,425,032)	(174,092,146)	(181,762,128)
Total decrease	(141,774,320)	(20,331,639)	(142,917,810)	(94,810,602)
Net assets
Beginning of year	2,281,832,133	2,302,163,772	1,757,327,979	1,852,138,581
End of year	$2,140,057,813	$2,281,832,133	$1,614,410,169	$1,757,327,979
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK MULTIMANAGER LIFESTYLE PORTFOLIOS	12

Financial highlights
Multimanager Lifestyle Aggressive Portfolio
Per share operating performance for a share outstanding throughout each period												Ratios and supplemental data
		Income (loss) from investment operations				Less distributions						Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1,2]	Net realized and unrealized gain (loss) on investments ($)	Total from investment operations ($)	From net investment income ($)	From net realized gain ($)[3]	Total distributions ($)	Net asset value, end of period ($)	Total return (%)[4,5]	Expenses before reductions (%)[6]	Expenses including reductions (%)[6]	Net investment income (loss) (%)[2]	Net assets, end of period (in millions)	Portfolio turnover (%)
Multimanager Lifestyle Aggressive Portfolio
Class A
12-31-2024	13.20	0.12	1.65	1.77	(0.12)	(0.26)	(0.38)	14.59	13.44	0.68	0.52	0.83	574	13
12-31-2023	11.90	0.13	1.93	2.06	(0.13)	(0.63)	(0.76)	13.20	17.32	0.69	0.52	1.01	557	12
12-31-2022	16.99	0.09	(3.32)	(3.23)	(0.10)	(1.76)	(1.86)	11.90	(18.89)	0.67	0.51	0.65	515	10
12-31-2021	16.16	0.11	2.53	2.64	(0.12)	(1.69)	(1.81)	16.99	16.33	0.64	0.50	0.63	671	21
12-31-2020	14.39	0.09	2.61	2.70	(0.10)	(0.83)	(0.93)	16.16	18.84	0.65	0.50	0.66	599	11
Class C
12-31-2024	13.24	0.01	1.65	1.66	(0.02)	(0.26)	(0.28)	14.62	12.56	1.38	1.22	0.07	30	13
12-31-2023	11.94	0.03	1.94	1.97	(0.04)	(0.63)	(0.67)	13.24	16.52	1.39	1.23	0.20	34	12
12-31-2022	17.03	(0.02)	(3.32)	(3.34)	—	(1.75)	(1.75)	11.94	(19.47)	1.37	1.22	(0.15)	37	10
12-31-2021	16.20	(0.03)	2.54	2.51	—	(1.68)	(1.68)	17.03	15.51	1.34	1.20	(0.16)	57	21
12-31-2020	14.44	(0.04)	2.64	2.60	(0.01)	(0.83)	(0.84)	16.20	18.05	1.35	1.21	(0.32)	65	11
Class I
12-31-2024	13.14	0.16	1.64	1.80	(0.17)	(0.26)	(0.43)	14.51	13.67	0.38	0.22	1.11	8	13
12-31-2023	11.84	0.15	1.95	2.10	(0.17)	(0.63)	(0.80)	13.14	17.74	0.39	0.22	1.17	8	12
12-31-2022	16.92	0.14	(3.32)	(3.18)	(0.14)	(1.76)	(1.90)	11.84	(18.65)	0.37	0.21	0.94	8	10
12-31-2021	16.10	0.18	2.50	2.68	(0.17)	(1.69)	(1.86)	16.92	16.66	0.34	0.20	1.02	11	21
12-31-2020	14.33	0.10	2.64	2.74	(0.14)	(0.83)	(0.97)	16.10	19.20	0.35	0.20	0.69	8	11
Class R2
12-31-2024	13.04	0.10	1.64	1.74	(0.11)	(0.26)	(0.37)	14.41	13.35	0.77	0.61	0.74	14	13
12-31-2023	11.77	0.11	1.91	2.02	(0.12)	(0.63)	(0.75)	13.04	17.16	0.77	0.61	0.88	13	12
12-31-2022	16.82	0.08	(3.29)	(3.21)	(0.08)	(1.76)	(1.84)	11.77	(18.93)	0.77	0.62	0.56	12	10
12-31-2021	16.02	0.11	2.49	2.60	(0.11)	(1.69)	(1.80)	16.82	16.19	0.72	0.58	0.62	15	21
12-31-2020	14.27	0.21	2.46	2.67	(0.09)	(0.83)	(0.92)	16.02	18.77	0.73	0.59	1.47	12	11
Class R4
12-31-2024	13.10	0.13	1.66	1.79	(0.15)	(0.26)	(0.41)	14.48	13.64	0.62	0.36	0.89	1	13
12-31-2023	11.81	0.10	1.97	2.07	(0.15)	(0.63)	(0.78)	13.10	17.54	0.63	0.37	0.78	1	12
12-31-2022	16.89	0.12	(3.32)	(3.20)	(0.12)	(1.76)	(1.88)	11.81	(18.82)	0.62	0.36	0.85	3	10
12-31-2021	16.07	0.14	2.52	2.66	(0.15)	(1.69)	(1.84)	16.89	16.53	0.59	0.35	0.79	3	21
12-31-2020	14.31	0.10	2.61	2.71	(0.12)	(0.83)	(0.95)	16.07	19.02	0.59	0.35	0.70	3	11
Class R5
12-31-2024	13.15	0.17	1.65	1.82	(0.18)	(0.26)	(0.44)	14.53	13.80	0.32	0.16	1.19	4	13
12-31-2023	11.86	0.17	1.93	2.10	(0.18)	(0.63)	(0.81)	13.15	17.68	0.32	0.17	1.30	4	12
12-31-2022	16.94	0.17	(3.34)	(3.17)	(0.15)	(1.76)	(1.91)	11.86	(18.59)	0.32	0.16	1.21	3	10
12-31-2021	16.11	0.18	2.52	2.70	(0.18)	(1.69)	(1.87)	16.94	16.76	0.29	0.15	1.01	3	21
12-31-2020	14.33	0.14	2.62	2.76	(0.15)	(0.83)	(0.98)	16.11	19.31	0.29	0.15	0.97	3	11
Class R6
12-31-2024	13.14	0.18	1.64	1.82	(0.18)	(0.26)	(0.44)	14.52	13.87	0.27	0.11	1.23	68	13
12-31-2023	11.84	0.20	1.92	2.12	(0.19)	(0.63)	(0.82)	13.14	17.84	0.27	0.11	1.59	71	12
12-31-2022	16.92	0.16	(3.32)	(3.16)	(0.16)	(1.76)	(1.92)	11.84	(18.57)	0.27	0.11	1.10	54	10
12-31-2021	16.10	0.19	2.51	2.70	(0.19)	(1.69)	(1.88)	16.92	16.77	0.24	0.10	1.08	60	21
12-31-2020	14.32	0.13	2.64	2.77	(0.16)	(0.83)	(0.99)	16.10	19.36	0.24	0.10	0.90	52	11
Class 1
12-31-2024	13.10	0.17	1.64	1.81	(0.18)	(0.26)	(0.44)	14.47	13.78	0.31	0.16	1.18	2,497	13
12-31-2023	11.81	0.17	1.93	2.10	(0.18)	(0.63)	(0.81)	13.10	17.76	0.32	0.16	1.36	2,480	12
12-31-2022	16.88	0.14	(3.30)	(3.16)	(0.15)	(1.76)	(1.91)	11.81	(18.59)	0.31	0.15	0.99	2,336	10
12-31-2021	16.07	0.17	2.52	2.69	(0.19)	(1.69)	(1.88)	16.88	16.70	0.28	0.14	0.95	3,178	21
12-31-2020	14.30	0.14	2.61	2.75	(0.15)	(0.83)	(0.98)	16.07	19.30	0.27	0.14	0.97	3,113	11

[1] Based on average daily shares outstanding.
[2] Net investment income is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the portfolio invests.
[3] Capital gain distributions may vary between classes due to expense differences applied to ordinary income distributions from underlying funds.
[4] Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[5] Does not reflect the effect of sales charges, if any.
[6] Ratios do not include expenses indirectly incurred from underlying funds and can vary based on the mix of underlying funds held by the portfolio.
13	JOHN HANCOCK MULTIMANAGER LIFESTYLE PORTFOLIOS |	SEE NOTES TO FINANCIAL STATEMENTS

Multimanager Lifestyle Growth Portfolio
Per share operating performance for a share outstanding throughout each period												Ratios and supplemental data
		Income (loss) from investment operations				Less distributions						Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1,2]	Net realized and unrealized gain (loss) on investments ($)	Total from investment operations ($)	From net investment income ($)	From net realized gain ($)	Total distributions ($)	Net asset value, end of period ($)	Total return (%)[3,4]	Expenses before reductions (%)[5]	Expenses including reductions (%)[5]	Net investment income (loss) (%)[2]	Net assets, end of period (in millions)	Portfolio turnover (%)
Multimanager Lifestyle Growth Portfolio
Class A
12-31-2024	12.98	0.20	1.30	1.50	(0.21)	(0.15)	(0.36)	14.12	11.56	0.68	0.54	1.40	1,843	13
12-31-2023	11.86	0.20	1.67	1.87	(0.21)	(0.54)	(0.75)	12.98	15.78	0.69	0.54	1.57	1,824	11
12-31-2022	16.44	0.17	(3.09)	(2.92)	(0.18)	(1.48)	(1.66)	11.86	(17.63)	0.67	0.53	1.23	1,702	12
12-31-2021	15.91	0.18	2.04	2.22	(0.19)	(1.50)	(1.69)	16.44	13.95	0.64	0.51	1.02	2,213	24
12-31-2020	14.40	0.15	2.32	2.47	(0.15)	(0.81)	(0.96)	15.91	17.17	0.63	0.51	1.02	1,992	13
Class C
12-31-2024	12.98	0.09	1.31	1.40	(0.11)	(0.15)	(0.26)	14.12	10.81	1.38	1.24	0.63	77	13
12-31-2023	11.87	0.09	1.69	1.78	(0.13)	(0.54)	(0.67)	12.98	14.94	1.39	1.25	0.74	91	11
12-31-2022	16.44	0.06	(3.07)	(3.01)	(0.08)	(1.48)	(1.56)	11.87	(18.20)	1.37	1.23	0.41	109	12
12-31-2021	15.92	0.03	2.06	2.09	(0.07)	(1.50)	(1.57)	16.44	13.10	1.34	1.21	0.17	187	24
12-31-2020	14.43	—[6]	2.35	2.35	(0.05)	(0.81)	(0.86)	15.92	16.33	1.34	1.22	0.02	245	13
Class I
12-31-2024	12.86	0.23	1.30	1.53	(0.25)	(0.15)	(0.40)	13.99	11.92	0.38	0.24	1.69	27	13
12-31-2023	11.75	0.23	1.67	1.90	(0.25)	(0.54)	(0.79)	12.86	16.17	0.39	0.24	1.82	28	11
12-31-2022	16.31	0.21	(3.06)	(2.85)	(0.23)	(1.48)	(1.71)	11.75	(17.39)	0.37	0.23	1.48	29	12
12-31-2021	15.80	0.23	2.02	2.25	(0.24)	(1.50)	(1.74)	16.31	14.24	0.34	0.21	1.35	41	24
12-31-2020	14.30	0.18	2.32	2.50	(0.19)	(0.81)	(1.00)	15.80	17.50	0.33	0.21	1.29	35	13
Class R2
12-31-2024	12.82	0.17	1.30	1.47	(0.20)	(0.15)	(0.35)	13.94	11.46	0.76	0.63	1.20	23	13
12-31-2023	11.72	0.18	1.66	1.84	(0.20)	(0.54)	(0.74)	12.82	15.71	0.77	0.63	1.47	26	11
12-31-2022	16.27	0.16	(3.06)	(2.90)	(0.17)	(1.48)	(1.65)	11.72	(17.71)	0.76	0.62	1.15	25	12
12-31-2021	15.76	0.17	2.01	2.18	(0.17)	(1.50)	(1.67)	16.27	13.85	0.72	0.60	0.97	31	24
12-31-2020	14.27	0.25	2.18	2.43	(0.13)	(0.81)	(0.94)	15.76	17.09	0.71	0.60	1.71	27	13
Class R4
12-31-2024	12.95	0.23	1.29	1.52	(0.23)	(0.15)	(0.38)	14.09	11.76	0.62	0.38	1.62	4	13
12-31-2023	11.83	0.22	1.67	1.89	(0.23)	(0.54)	(0.77)	12.95	15.98	0.63	0.39	1.73	3	11
12-31-2022	16.41	0.18	(3.07)	(2.89)	(0.21)	(1.48)	(1.69)	11.83	(17.54)	0.62	0.38	1.29	3	12
12-31-2021	15.89	0.21	2.02	2.23	(0.21)	(1.50)	(1.71)	16.41	14.13	0.58	0.36	1.18	5	24
12-31-2020	14.37	0.16	2.34	2.50	(0.17)	(0.81)	(0.98)	15.89	17.34	0.57	0.36	1.11	5	13
Class R5
12-31-2024	13.00	0.27	1.28	1.55	(0.26)	(0.15)	(0.41)	14.14	11.93	0.32	0.18	1.93	8	13
12-31-2023	11.87	0.22	1.71	1.93	(0.26)	(0.54)	(0.80)	13.00	16.23	0.33	0.19	1.72	6	11
12-31-2022	16.46	0.23	(3.11)	(2.88)	(0.23)	(1.48)	(1.71)	11.87	(17.36)	0.32	0.18	1.64	6	12
12-31-2021	15.93	0.24	2.04	2.28	(0.25)	(1.50)	(1.75)	16.46	14.31	0.28	0.16	1.38	7	24
12-31-2020	14.40	0.18	2.35	2.53	(0.19)	(0.81)	(1.00)	15.93	17.63	0.27	0.16	1.27	8	13
Class R6
12-31-2024	12.88	0.26	1.29	1.55	(0.27)	(0.15)	(0.42)	14.01	12.01	0.27	0.13	1.86	134	13
12-31-2023	11.77	0.25	1.66	1.91	(0.26)	(0.54)	(0.80)	12.88	16.25	0.28	0.14	1.98	128	11
12-31-2022	16.33	0.23	(3.07)	(2.84)	(0.24)	(1.48)	(1.72)	11.77	(17.27)	0.27	0.13	1.64	118	12
12-31-2021	15.82	0.25	2.02	2.27	(0.26)	(1.50)	(1.76)	16.33	14.33	0.23	0.11	1.42	135	24
12-31-2020	14.31	0.18	2.34	2.52	(0.20)	(0.81)	(1.01)	15.82	17.65	0.22	0.11	1.28	130	13
Class 1
12-31-2024	12.88	0.24	1.30	1.54	(0.26)	(0.15)	(0.41)	14.01	11.96	0.32	0.18	1.75	6,008	13
12-31-2023	11.77	0.24	1.67	1.91	(0.26)	(0.54)	(0.80)	12.88	16.19	0.32	0.18	1.91	6,139	11
12-31-2022	16.34	0.22	(3.07)	(2.85)	(0.24)	(1.48)	(1.72)	11.77	(17.31)	0.31	0.17	1.57	5,975	12
12-31-2021	15.82	0.23	2.04	2.27	(0.25)	(1.50)	(1.75)	16.34	14.29	0.27	0.15	1.33	8,114	24
12-31-2020	14.31	0.19	2.32	2.51	(0.19)	(0.81)	(1.00)	15.82	17.61	0.26	0.15	1.32	8,235	13
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK MULTIMANAGER LIFESTYLE PORTFOLIOS	14

Financial highlights continued
Multimanager Lifestyle Growth Portfolio (continued)
Per share operating performance for a share outstanding throughout each period												Ratios and supplemental data
		Income (loss) from investment operations				Less distributions						Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1,2]	Net realized and unrealized gain (loss) on investments ($)	Total from investment operations ($)	From net investment income ($)	From net realized gain ($)	Total distributions ($)	Net asset value, end of period ($)	Total return (%)[3,4]	Expenses before reductions (%)[5]	Expenses including reductions (%)[5]	Net investment income (loss) (%)[2]	Net assets, end of period (in millions)	Portfolio turnover (%)
Class 5
12-31-2024	12.85	0.25	1.30	1.55	(0.27)	(0.15)	(0.42)	13.98	12.05	0.27	0.13	1.84	396	13
12-31-2023	11.74	0.25	1.66	1.91	(0.26)	(0.54)	(0.80)	12.85	16.29	0.27	0.13	1.99	373	11
12-31-2022	16.30	0.23	(3.07)	(2.84)	(0.24)	(1.48)	(1.72)	11.74	(17.31)	0.26	0.12	1.66	338	12
12-31-2021	15.79	0.25	2.02	2.27	(0.26)	(1.50)	(1.76)	16.30	14.37	0.22	0.10	1.43	416	24
12-31-2020	14.28	0.20	2.32	2.52	(0.20)	(0.81)	(1.01)	15.79	17.70	0.21	0.10	1.40	373	13

[1] Based on average daily shares outstanding.
[2] Net investment income is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the portfolio invests.
[3] Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4] Does not reflect the effect of sales charges, if any.
[5] Ratios do not include expenses indirectly incurred from underlying funds and can vary based on the mix of underlying funds held by the portfolio.
[6] Less than $0.005 per share.
15	JOHN HANCOCK MULTIMANAGER LIFESTYLE PORTFOLIOS |	SEE NOTES TO FINANCIAL STATEMENTS

Multimanager Lifestyle Balanced Portfolio
Per share operating performance for a share outstanding throughout each period												Ratios and supplemental data
		Income (loss) from investment operations				Less distributions						Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1,2]	Net realized and unrealized gain (loss) on investments ($)	Total from investment operations ($)	From net investment income ($)	From net realized gain ($)	Total distributions ($)	Net asset value, end of period ($)	Total return (%)[3,4]	Expenses before reductions (%)[5]	Expenses including reductions (%)[5]	Net investment income (loss) (%)[2]	Net assets, end of period (in millions)	Portfolio turnover (%)
Multimanager Lifestyle Balanced Portfolio
Class A
12-31-2024	12.61	0.28	0.89	1.17	(0.29)	(0.05)	(0.34)	13.44	9.28	0.68	0.56	2.10	1,720	14
12-31-2023	11.65	0.27	1.30	1.57	(0.28)	(0.33)	(0.61)	12.61	13.51	0.70	0.57	2.19	1,774	14
12-31-2022	15.57	0.26	(2.81)	(2.55)	(0.27)	(1.10)	(1.37)	11.65	(16.33)	0.68	0.56	1.92	1,748	13
12-31-2021	15.44	0.24	1.47	1.71	(0.26)	(1.32)	(1.58)	15.57	11.07	0.65	0.53	1.47	2,281	30
12-31-2020	14.20	0.19	1.91	2.10	(0.18)	(0.68)	(0.86)	15.44	14.95	0.64	0.52	1.31	2,085	15
Class C
12-31-2024	12.60	0.17	0.91	1.08	(0.20)	(0.05)	(0.25)	13.43	8.54	1.38	1.26	1.31	48	14
12-31-2023	11.65	0.16	1.31	1.47	(0.19)	(0.33)	(0.52)	12.60	12.64	1.39	1.27	1.33	63	14
12-31-2022	15.56	0.15	(2.79)	(2.64)	(0.17)	(1.10)	(1.27)	11.65	(16.89)	1.38	1.26	1.08	88	13
12-31-2021	15.44	0.10	1.48	1.58	(0.14)	(1.32)	(1.46)	15.56	10.27	1.35	1.24	0.62	170	30
12-31-2020	14.20	0.05	1.95	2.00	(0.08)	(0.68)	(0.76)	15.44	14.15	1.34	1.24	0.34	244	15
Class I
12-31-2024	12.48	0.32	0.89	1.21	(0.33)	(0.05)	(0.38)	13.31	9.62	0.38	0.26	2.41	27	14
12-31-2023	11.55	0.30	1.27	1.57	(0.31)	(0.33)	(0.64)	12.48	13.79	0.39	0.27	2.44	28	14
12-31-2022	15.45	0.30	(2.79)	(2.49)	(0.31)	(1.10)	(1.41)	11.55	(16.13)	0.38	0.26	2.21	31	13
12-31-2021	15.33	0.30	1.45	1.75	(0.31)	(1.32)	(1.63)	15.45	11.43	0.35	0.23	1.81	43	30
12-31-2020	14.10	0.22	1.91	2.13	(0.22)	(0.68)	(0.90)	15.33	15.33	0.34	0.22	1.55	37	15
Class R2
12-31-2024	12.49	0.25	0.90	1.15	(0.28)	(0.05)	(0.33)	13.31	9.21	0.76	0.64	1.91	17	14
12-31-2023	11.55	0.26	1.28	1.54	(0.27)	(0.33)	(0.60)	12.49	13.36	0.77	0.65	2.11	21	14
12-31-2022	15.46	0.25	(2.80)	(2.55)	(0.26)	(1.10)	(1.36)	11.55	(16.46)	0.78	0.65	1.83	20	13
12-31-2021	15.34	0.23	1.45	1.68	(0.24)	(1.32)	(1.56)	15.46	11.01	0.72	0.61	1.42	26	30
12-31-2020	14.11	0.27	1.81	2.08	(0.17)	(0.68)	(0.85)	15.34	14.95	0.70	0.60	1.90	23	15
Class R4
12-31-2024	12.56	0.30	0.89	1.19	(0.31)	(0.05)	(0.36)	13.39	9.50	0.63	0.41	2.25	5	14
12-31-2023	11.61	0.29	1.28	1.57	(0.29)	(0.33)	(0.62)	12.56	13.64	0.63	0.41	2.35	5	14
12-31-2022	15.53	0.28	(2.81)	(2.53)	(0.29)	(1.10)	(1.39)	11.61	(16.24)	0.63	0.40	2.06	6	13
12-31-2021	15.40	0.27	1.46	1.73	(0.28)	(1.32)	(1.60)	15.53	11.28	0.59	0.38	1.61	8	30
12-31-2020	14.17	0.20	1.91	2.11	(0.20)	(0.68)	(0.88)	15.40	15.08	0.57	0.37	1.41	8	15
Class R5
12-31-2024	12.59	0.32	0.90	1.22	(0.34)	(0.05)	(0.39)	13.42	9.68	0.32	0.20	2.38	10	14
12-31-2023	11.64	0.30	1.30	1.60	(0.32)	(0.33)	(0.65)	12.59	13.82	0.33	0.21	2.44	12	14
12-31-2022	15.56	0.32	(2.82)	(2.50)	(0.32)	(1.10)	(1.42)	11.64	(16.02)	0.32	0.20	2.33	14	13
12-31-2021	15.43	0.30	1.46	1.76	(0.31)	(1.32)	(1.63)	15.56	11.47	0.29	0.18	1.80	17	30
12-31-2020	14.19	0.23	1.92	2.15	(0.23)	(0.68)	(0.91)	15.43	15.36	0.27	0.17	1.65	16	15
Class R6
12-31-2024	12.47	0.33	0.88	1.21	(0.34)	(0.05)	(0.39)	13.29	9.74	0.27	0.15	2.54	136	14
12-31-2023	11.54	0.32	1.26	1.58	(0.32)	(0.33)	(0.65)	12.47	13.83	0.28	0.16	2.67	132	14
12-31-2022	15.44	0.32	(2.80)	(2.48)	(0.32)	(1.10)	(1.42)	11.54	(15.97)	0.28	0.15	2.35	119	13
12-31-2021	15.32	0.31	1.45	1.76	(0.32)	(1.32)	(1.64)	15.44	11.54	0.24	0.13	1.91	119	30
12-31-2020	14.10	0.22	1.92	2.14	(0.24)	(0.68)	(0.92)	15.32	15.37	0.22	0.13	1.56	126	15
Class 1
12-31-2024	12.47	0.32	0.89	1.21	(0.34)	(0.05)	(0.39)	13.29	9.70	0.32	0.20	2.46	5,382	14
12-31-2023	11.53	0.31	1.28	1.59	(0.32)	(0.33)	(0.65)	12.47	13.87	0.33	0.21	2.55	5,619	14
12-31-2022	15.43	0.31	(2.79)	(2.48)	(0.32)	(1.10)	(1.42)	11.53	(16.03)	0.32	0.20	2.27	5,540	13
12-31-2021	15.31	0.29	1.46	1.75	(0.31)	(1.32)	(1.63)	15.43	11.50	0.28	0.17	1.79	7,529	30
12-31-2020	14.09	0.23	1.90	2.13	(0.23)	(0.68)	(0.91)	15.31	15.33	0.26	0.16	1.61	7,795	15
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK MULTIMANAGER LIFESTYLE PORTFOLIOS	16

Financial highlights continued
Multimanager Lifestyle Balanced Portfolio (continued)
Per share operating performance for a share outstanding throughout each period												Ratios and supplemental data
		Income (loss) from investment operations				Less distributions						Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1,2]	Net realized and unrealized gain (loss) on investments ($)	Total from investment operations ($)	From net investment income ($)	From net realized gain ($)	Total distributions ($)	Net asset value, end of period ($)	Total return (%)[3,4]	Expenses before reductions (%)[5]	Expenses including reductions (%)[5]	Net investment income (loss) (%)[2]	Net assets, end of period (in millions)	Portfolio turnover (%)
Class 5
12-31-2024	12.48	0.33	0.88	1.21	(0.34)	(0.05)	(0.39)	13.30	9.74	0.27	0.15	2.52	160	14
12-31-2023	11.54	0.32	1.28	1.60	(0.33)	(0.33)	(0.66)	12.48	13.92	0.28	0.16	2.62	157	14
12-31-2022	15.44	0.32	(2.79)	(2.47)	(0.33)	(1.10)	(1.43)	11.54	(15.97)	0.27	0.15	2.34	147	13
12-31-2021	15.32	0.31	1.45	1.76	(0.32)	(1.32)	(1.64)	15.44	11.55	0.23	0.12	1.88	185	30
12-31-2020	14.10	0.24	1.90	2.14	(0.24)	(0.68)	(0.92)	15.32	15.39	0.21	0.11	1.68	170	15

[1] Based on average daily shares outstanding.
[2] Net investment income is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the portfolio invests.
[3] Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4] Does not reflect the effect of sales charges, if any.
[5] Ratios do not include expenses indirectly incurred from underlying funds and can vary based on the mix of underlying funds held by the portfolio.
17	JOHN HANCOCK MULTIMANAGER LIFESTYLE PORTFOLIOS |	SEE NOTES TO FINANCIAL STATEMENTS

Multimanager Lifestyle Moderate Portfolio
Per share operating performance for a share outstanding throughout each period												Ratios and supplemental data
		Income (loss) from investment operations				Less distributions						Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1,2]	Net realized and unrealized gain (loss) on investments ($)	Total from investment operations ($)	From net investment income ($)	From net realized gain ($)	Total distributions ($)	Net asset value, end of period ($)	Total return (%)[3,4]	Expenses before reductions (%)[5]	Expenses including reductions (%)[5]	Net investment income (loss) (%)[2]	Net assets, end of period (in millions)	Portfolio turnover (%)
Multimanager Lifestyle Moderate Portfolio
Class A
12-31-2024	11.80	0.35	0.49	0.84	(0.36)	(0.02)	(0.38)	12.26	7.18	0.68	0.58	2.88	629	14
12-31-2023	11.09	0.33	0.89	1.22	(0.34)	(0.17)	(0.51)	11.80	11.11	0.69	0.59	2.89	669	14
12-31-2022	14.05	0.32	(2.30)	(1.98)	(0.33)	(0.65)	(0.98)	11.09	(14.07)	0.68	0.57	2.59	670	14
12-31-2021	14.16	0.29	0.76	1.05	(0.28)	(0.88)	(1.16)	14.05	7.46	0.65	0.56	1.93	867	31
12-31-2020	13.29	0.21	1.34	1.55	(0.21)	(0.47)	(0.68)	14.16	11.83	0.64	0.55	1.61	778	15
Class C
12-31-2024	11.88	0.26	0.51	0.77	(0.28)	(0.02)	(0.30)	12.35	6.40	1.38	1.29	2.11	23	14
12-31-2023	11.16	0.24	0.91	1.15	(0.26)	(0.17)	(0.43)	11.88	10.37	1.39	1.29	2.08	30	14
12-31-2022	14.13	0.22	(2.30)	(2.08)	(0.24)	(0.65)	(0.89)	11.16	(14.68)	1.38	1.28	1.77	40	14
12-31-2021	14.24	0.16	0.79	0.95	(0.18)	(0.88)	(1.06)	14.13	6.68	1.35	1.26	1.08	72	31
12-31-2020	13.36	0.09	1.38	1.47	(0.12)	(0.47)	(0.59)	14.24	11.05	1.34	1.26	0.69	105	15
Class I
12-31-2024	11.69	0.39	0.49	0.88	(0.40)	(0.02)	(0.42)	12.15	7.57	0.38	0.28	3.24	18	14
12-31-2023	10.99	0.36	0.89	1.25	(0.38)	(0.17)	(0.55)	11.69	11.45	0.39	0.29	3.18	15	14
12-31-2022	13.94	0.36	(2.29)	(1.93)	(0.37)	(0.65)	(1.02)	10.99	(13.84)	0.38	0.27	2.95	15	14
12-31-2021	14.06	0.34	0.75	1.09	(0.33)	(0.88)	(1.21)	13.94	7.77	0.35	0.26	2.31	15	31
12-31-2020	13.20	0.24	1.34	1.58	(0.25)	(0.47)	(0.72)	14.06	12.17	0.34	0.25	1.83	11	15
Class R2
12-31-2024	11.75	0.34	0.49	0.83	(0.35)	(0.02)	(0.37)	12.21	7.12	0.77	0.68	2.76	7	14
12-31-2023	11.05	0.32	0.88	1.20	(0.33)	(0.17)	(0.50)	11.75	11.06	0.78	0.68	2.82	8	14
12-31-2022	14.00	0.31	(2.29)	(1.98)	(0.32)	(0.65)	(0.97)	11.05	(14.20)	0.78	0.69	2.47	8	14
12-31-2021	14.11	0.28	0.76	1.04	(0.27)	(0.88)	(1.15)	14.00	7.39	0.73	0.64	1.87	10	31
12-31-2020	13.24	0.29	1.25	1.54	(0.20)	(0.47)	(0.67)	14.11	11.77	0.72	0.64	2.15	9	15
Class R4
12-31-2024	11.71	0.35	0.51	0.86	(0.39)	(0.02)	(0.41)	12.16	7.34	0.62	0.42	2.89	1	14
12-31-2023	11.01	0.35	0.88	1.23	(0.36)	(0.17)	(0.53)	11.71	11.30	0.63	0.43	3.05	1	14
12-31-2022	13.96	0.30	(2.25)	(1.95)	(0.35)	(0.65)	(1.00)	11.01	(13.95)	0.62	0.42	2.40	1	14
12-31-2021	14.07	0.30	0.77	1.07	(0.30)	(0.88)	(1.18)	13.96	7.68	0.59	0.40	2.05	3	31
12-31-2020	13.21	0.23	1.33	1.56	(0.23)	(0.47)	(0.70)	14.07	12.00	0.58	0.40	1.70	3	15
Class R5
12-31-2024	11.70	0.39	0.50	0.89	(0.41)	(0.02)	(0.43)	12.16	7.62	0.33	0.23	3.24	11	14
12-31-2023	11.00	0.38	0.87	1.25	(0.38)	(0.17)	(0.55)	11.70	11.49	0.33	0.23	3.29	12	14
12-31-2022	13.95	0.37	(2.30)	(1.93)	(0.37)	(0.65)	(1.02)	11.00	(13.78)	0.32	0.22	2.97	10	14
12-31-2021	14.07	0.33	0.76	1.09	(0.33)	(0.88)	(1.21)	13.95	7.82	0.29	0.20	2.24	8	31
12-31-2020	13.21	0.27	1.32	1.59	(0.26)	(0.47)	(0.73)	14.07	12.22	0.28	0.20	2.00	9	15
Class R6
12-31-2024	11.67	0.40	0.49	0.89	(0.41)	(0.02)	(0.43)	12.13	7.69	0.28	0.18	3.33	39	14
12-31-2023	10.97	0.39	0.87	1.26	(0.39)	(0.17)	(0.56)	11.67	11.58	0.28	0.18	3.41	37	14
12-31-2022	13.92	0.38	(2.30)	(1.92)	(0.38)	(0.65)	(1.03)	10.97	(13.77)	0.27	0.17	3.10	30	14
12-31-2021	14.04	0.32	0.78	1.10	(0.34)	(0.88)	(1.22)	13.92	7.89	0.24	0.15	2.20	28	31
12-31-2020	13.18	0.26	1.33	1.59	(0.26)	(0.47)	(0.73)	14.04	12.30	0.23	0.15	1.93	38	15
Class 1
12-31-2024	11.70	0.39	0.50	0.89	(0.41)	(0.02)	(0.43)	12.16	7.63	0.32	0.22	3.24	1,359	14
12-31-2023	11.00	0.37	0.88	1.25	(0.38)	(0.17)	(0.55)	11.70	11.51	0.33	0.23	3.25	1,456	14
12-31-2022	13.95	0.37	(2.29)	(1.92)	(0.38)	(0.65)	(1.03)	11.00	(13.77)	0.31	0.21	2.95	1,473	14
12-31-2021	14.07	0.33	0.76	1.09	(0.33)	(0.88)	(1.21)	13.95	7.83	0.28	0.20	2.23	1,942	31
12-31-2020	13.21	0.25	1.34	1.59	(0.26)	(0.47)	(0.73)	14.07	12.23	0.27	0.19	1.92	2,056	15
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK MULTIMANAGER LIFESTYLE PORTFOLIOS	18

Financial highlights continued
Multimanager Lifestyle Moderate Portfolio (continued)
Per share operating performance for a share outstanding throughout each period												Ratios and supplemental data
		Income (loss) from investment operations				Less distributions						Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1,2]	Net realized and unrealized gain (loss) on investments ($)	Total from investment operations ($)	From net investment income ($)	From net realized gain ($)	Total distributions ($)	Net asset value, end of period ($)	Total return (%)[3,4]	Expenses before reductions (%)[5]	Expenses including reductions (%)[5]	Net investment income (loss) (%)[2]	Net assets, end of period (in millions)	Portfolio turnover (%)
Class 5
12-31-2024	11.67	0.40	0.49	0.89	(0.41)	(0.02)	(0.43)	12.13	7.70	0.27	0.17	3.30	53	14
12-31-2023	10.98	0.38	0.87	1.25	(0.39)	(0.17)	(0.56)	11.67	11.49	0.28	0.18	3.31	55	14
12-31-2022	13.92	0.37	(2.28)	(1.91)	(0.38)	(0.65)	(1.03)	10.98	(13.68)	0.26	0.16	3.01	55	14
12-31-2021	14.04	0.34	0.76	1.10	(0.34)	(0.88)	(1.22)	13.92	7.90	0.23	0.15	2.33	70	31
12-31-2020	13.18	0.26	1.34	1.60	(0.27)	(0.47)	(0.74)	14.04	12.32	0.22	0.14	1.98	65	15

[1] Based on average daily shares outstanding.
[2] Net investment income is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the portfolio invests.
[3] Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4] Does not reflect the effect of sales charges, if any.
[5] Ratios do not include expenses indirectly incurred from underlying funds and can vary based on the mix of underlying funds held by the portfolio.
19	JOHN HANCOCK MULTIMANAGER LIFESTYLE PORTFOLIOS |	SEE NOTES TO FINANCIAL STATEMENTS

Multimanager Lifestyle Conservative Portfolio
Per share operating performance for a share outstanding throughout each period												Ratios and supplemental data
		Income (loss) from investment operations				Less distributions						Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1,2]	Net realized and unrealized gain (loss) on investments ($)	Total from investment operations ($)	From net investment income ($)	From net realized gain ($)	Total distributions ($)	Net asset value, end of period ($)	Total return (%)[3,4]	Expenses before reductions (%)[5]	Expenses including reductions (%)[5]	Net investment income (loss) (%)[2]	Net assets, end of period (in millions)	Portfolio turnover (%)
Multimanager Lifestyle Conservative Portfolio
Class A
12-31-2024	11.55	0.43	0.22	0.65	(0.44)	(0.01)	(0.45)	11.75	5.64	0.71	0.61	3.61	584	16
12-31-2023	11.00	0.40	0.56	0.96	(0.41)	—[6]	(0.41)	11.55	8.84	0.71	0.61	3.52	643	15
12-31-2022	13.31	0.39	(2.00)	(1.61)	(0.39)	(0.31)	(0.70)	11.00	(12.02)	0.70	0.60	3.23	667	14
12-31-2021	13.65	0.32	0.12	0.44	(0.32)	(0.46)	(0.78)	13.31	3.17	0.67	0.58	2.29	866	32
12-31-2020	13.02	0.25	0.95	1.20	(0.31)	(0.26)	(0.57)	13.65	9.43	0.68	0.58	1.90	769	20
Class C
12-31-2024	11.55	0.34	0.22	0.56	(0.35)	(0.01)	(0.36)	11.75	4.90	1.41	1.32	2.85	16	16
12-31-2023	11.01	0.31	0.56	0.87	(0.33)	—[6]	(0.33)	11.55	8.09	1.41	1.32	2.72	22	15
12-31-2022	13.31	0.29	(1.97)	(1.68)	(0.31)	(0.31)	(0.62)	11.01	(12.73)	1.40	1.31	2.41	32	14
12-31-2021	13.65	0.20	0.14	0.34	(0.22)	(0.46)	(0.68)	13.31	2.52	1.37	1.28	1.46	61	32
12-31-2020	13.03	0.13	0.97	1.10	(0.22)	(0.26)	(0.48)	13.65	8.65	1.38	1.29	0.98	84	20
Class I
12-31-2024	11.52	0.46	0.23	0.69	(0.47)	(0.01)	(0.48)	11.73	6.05	0.41	0.31	3.91	10	16
12-31-2023	10.98	0.42	0.56	0.98	(0.44)	—[6]	(0.44)	11.52	9.09	0.41	0.31	3.73	12	15
12-31-2022	13.28	0.42	(1.98)	(1.56)	(0.43)	(0.31)	(0.74)	10.98	(11.76)	0.40	0.30	3.51	16	14
12-31-2021	13.62	0.36	0.12	0.48	(0.36)	(0.46)	(0.82)	13.28	3.56	0.37	0.28	2.62	23	32
12-31-2020	13.00	0.29	0.94	1.23	(0.35)	(0.26)	(0.61)	13.62	9.69	0.38	0.28	2.23	18	20
Class R2
12-31-2024	11.52	0.41	0.24	0.65	(0.43)	(0.01)	(0.44)	11.73	5.68	0.77	0.68	3.51	5	16
12-31-2023	10.98	0.39	0.55	0.94	(0.40)	—[6]	(0.40)	11.52	8.70	0.77	0.68	3.48	7	15
12-31-2022	13.28	0.38	(1.99)	(1.61)	(0.38)	(0.31)	(0.69)	10.98	(12.09)	0.77	0.68	3.16	6	14
12-31-2021	13.62	0.30	0.13	0.43	(0.31)	(0.46)	(0.77)	13.28	3.18	0.71	0.63	2.18	8	32
12-31-2020	13.01	0.33	0.84	1.17	(0.30)	(0.26)	(0.56)	13.62	9.26	0.75	0.67	2.53	9	20
Class R4
12-31-2024	11.51	0.45	0.23	0.68	(0.46)	(0.01)	(0.47)	11.72	5.91	0.65	0.46	3.86	2	16
12-31-2023	10.97	0.41	0.56	0.97	(0.43)	—[6]	(0.43)	11.51	8.93	0.65	0.46	3.69	1	15
12-31-2022	13.27	0.41	(1.99)	(1.58)	(0.41)	(0.31)	(0.72)	10.97	(11.90)	0.64	0.45	3.39	2	14
12-31-2021	13.62	0.32	0.13	0.45	(0.34)	(0.46)	(0.80)	13.27	3.33	0.62	0.43	2.35	2	32
12-31-2020	12.99	0.26	0.96	1.22	(0.33)	(0.26)	(0.59)	13.62	9.61	0.62	0.43	1.97	3	20
Class R5
12-31-2024	11.52	0.47	0.22	0.69	(0.48)	(0.01)	(0.49)	11.72	6.03	0.35	0.26	3.98	1	16
12-31-2023	10.98	0.42	0.57	0.99	(0.45)	—[6]	(0.45)	11.52	9.24	0.35	0.26	3.75	2	15
12-31-2022	13.28	0.43	(1.99)	(1.56)	(0.43)	(0.31)	(0.74)	10.98	(11.79)	0.34	0.25	3.56	2	14
12-31-2021	13.62	0.37	0.12	0.49	(0.37)	(0.46)	(0.83)	13.28	3.61	0.32	0.23	2.66	3	32
12-31-2020	13.00	0.29	0.94	1.23	(0.35)	(0.26)	(0.61)	13.62	9.74	0.31	0.23	2.24	3	20
Class R6
12-31-2024	11.51	0.48	0.21	0.69	(0.48)	(0.01)	(0.49)	11.71	6.08	0.30	0.21	4.10	27	16
12-31-2023	10.97	0.46	0.53	0.99	(0.45)	—[6]	(0.45)	11.51	9.20	0.30	0.21	4.08	25	15
12-31-2022	13.27	0.43	(1.98)	(1.55)	(0.44)	(0.31)	(0.75)	10.97	(11.67)	0.29	0.20	3.63	15	14
12-31-2021	13.61	0.37	0.12	0.49	(0.37)	(0.46)	(0.83)	13.27	3.67	0.27	0.18	2.65	18	32
12-31-2020	12.99	0.28	0.96	1.24	(0.36)	(0.26)	(0.62)	13.61	9.80	0.27	0.18	2.15	21	20
Class 1
12-31-2024	11.52	0.47	0.22	0.69	(0.48)	(0.01)	(0.49)	11.72	6.12	0.34	0.25	3.98	968	16
12-31-2023	10.97	0.43	0.57	1.00	(0.45)	—[6]	(0.45)	11.52	9.15	0.35	0.25	3.87	1,046	15
12-31-2022	13.27	0.43	(1.98)	(1.55)	(0.44)	(0.31)	(0.75)	10.97	(11.72)	0.33	0.24	3.59	1,112	14
12-31-2021	13.62	0.36	0.12	0.48	(0.37)	(0.46)	(0.83)	13.27	3.55	0.31	0.22	2.58	1,444	32
12-31-2020	12.99	0.29	0.96	1.25	(0.36)	(0.26)	(0.62)	13.62	9.85	0.30	0.22	2.20	1,599	20

[1] Based on average daily shares outstanding.
[2] Net investment income is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the portfolio invests.
[3] Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4] Does not reflect the effect of sales charges, if any.
[5] Ratios do not include expenses indirectly incurred from underlying funds and can vary based on the mix of underlying funds held by the portfolio.
[6] Less than $0.005 per share.
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK MULTIMANAGER LIFESTYLE PORTFOLIOS	20

Notes to financial statements
Note 1—Organization
John Hancock Funds II (the Trust) is an open-end management investment company organized as a Massachusetts business trust. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act). It is a series company with multiple investment series, five of which are presented in this report (collectively, Multimanager Lifestyle Portfolios, or the portfolios and individually, the portfolio).  The portfolios operate as “funds of funds” that may invest in affiliated underlying funds of the Trust, other funds in the John Hancock group of funds complex, non-John Hancock funds and certain other permitted investments.
The portfolios may offer multiple classes of shares. The shares currently offered by the portfolios are detailed in the Statements of assets and liabilities. Class A and Class C shares are open to all investors. Class I shares are offered to institutions and certain investors. Class R2, Class R4 and Class R5 shares are available only to certain retirement and 529 plans. Class R6 shares are only available to certain retirement plans, institutions and other investors. Class 1 shares are offered only to certain affiliates of Manulife Financial Corporation (MFC). Class 5 shares are available only to the John Hancock Freedom 529 plans. Class C shares convert to Class A shares eight years after purchase (certain exclusions may apply). Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, if any, and transfer agent fees for each class may differ.
The investment objectives of portfolios are as follows:
Multimanager Lifestyle Aggressive Portfolio
To seek long-term growth of capital. Current income is not a consideration.
Multimanager Lifestyle Growth Portfolio
To seek long-term growth of capital. Current income is also a consideration.
Multimanager Lifestyle Balanced Portfolio
To seek a balance between a high level of current income and growth of capital, with a greater emphasis on growth of capital.
Multimanager Lifestyle Moderate Portfolio
To seek a balance between a high level of current income and growth of capital, with a greater emphasis on income.
Multimanager Lifestyle Conservative Portfolio
To seek a high level of current income with some consideration given to growth of capital.
The accounting policies of the underlying funds in which the portfolios invest are outlined in the underlying funds’ shareholder reports, which include the underlying funds’ financial statements.  These are available on the Securities and Exchange Commission (SEC) website at sec.gov.  John Hancock underlying funds’ shareholder reports are also available without charge by calling 800-225-5291 or visiting jhinvestments.com. The underlying funds are not covered by this report.
Note 2—Significant accounting policies
The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (US GAAP), which require management to make certain estimates and assumptions as of the date of the financial statements. Actual results could differ from those estimates and those differences could be significant. The portfolios qualify as investment companies under Topic 946 of Accounting Standards Codification of US GAAP.
Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the portfolios:
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the Valuation Policies and Procedures of the Advisor, John Hancock Investment Management LLC, the portfolios’ valuation designee.
In order to value the securities, the portfolios use the following valuation techniques: Investments in affiliated underlying funds and/or other open-end management investment companies, other than exchange-traded funds (ETFs), are valued at their respective NAVs each business day. Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Debt obligations are typically valued based on evaluated prices provided by an independent pricing vendor. Independent pricing vendors utilize matrix pricing, which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices.
In certain instances, the Pricing Committee of the Advisor may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the Pricing Committee following procedures established by the Advisor and adopted by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.
21	JOHN HANCOCK MULTIMANAGER LIFESTYLE PORTFOLIOS |

Trading in foreign securities may be completed before the scheduled daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the Pricing Committee, following procedures established by the Advisor and adopted by the Board of Trustees. The Advisor uses fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.
The portfolios use a three tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Advisor’s assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the portfolios’ investments as of December 31, 2024, by major security category or type:
	Total value at 12-31-24	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Multimanager Lifestyle Aggressive Portfolio
Investments in securities:
Assets
Affiliated investment companies	$3,158,376,760	$3,158,376,760	—	—
Common stocks	102,631	—	—	$102,631
U.S. Government and Agency obligations	37,575,855	—	$37,575,855	—
Short-term investments	2,856	2,856	—	—
Total investments in securities	$3,196,058,102	$3,158,379,616	$37,575,855	$102,631

Multimanager Lifestyle Growth Portfolio
Investments in securities:
Assets
Affiliated investment companies	$8,212,127,817	$8,212,127,817	—	—
Common stocks	233,159	—	—	$233,159
U.S. Government and Agency obligations	305,983,016	—	$305,983,016	—
Short-term investments	6,949	6,949	—	—
Total investments in securities	$8,518,350,941	$8,212,134,766	$305,983,016	$233,159

Multimanager Lifestyle Balanced Portfolio
Investments in securities:
Assets
Affiliated investment companies	$7,025,952,363	$7,025,952,363	—	—
Common stocks	144,475	—	—	$144,475
U.S. Government and Agency obligations	478,178,102	—	$478,178,102	—
Short-term investments	21,115	21,115	—	—
Total investments in securities	$7,504,296,055	$7,025,973,478	$478,178,102	$144,475

Multimanager Lifestyle Moderate Portfolio
Investments in securities:
Assets
Affiliated investment companies	$1,979,347,819	$1,979,347,819	—	—
Common stocks	24,231	—	—	$24,231
U.S. Government and Agency obligations	160,690,052	—	$160,690,052	—
Short-term investments	1,173	1,173	—	—
Total investments in securities	$2,140,063,275	$1,979,348,992	$160,690,052	$24,231

Multimanager Lifestyle Conservative Portfolio
Investments in securities:
Assets
| JOHN HANCOCK MULTIMANAGER LIFESTYLE PORTFOLIOS	22

	Total value at 12-31-24	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Multimanager Lifestyle Conservative Portfolio (continued)
Affiliated investment companies	$1,455,537,755	$1,455,537,755	—	—
U.S. Government and Agency obligations	158,246,828	—	$158,246,828	—
Short-term investments	3,237	3,237	—	—
Total investments in securities	$1,613,787,820	$1,455,540,992	$158,246,828	—
Inflation-indexed bonds. Inflation-indexed bonds are securities that generally have a lower coupon interest rate fixed at issuance but whose principal value is periodically adjusted based on a rate of inflation, such as the Consumer Price Index. Over the life of an inflation-indexed bond, interest is paid on the inflation adjusted principal value as described above. Increases in the principal amount of these securities are recorded as interest income. Decreases in the principal amount of these securities may reduce interest income to the extent of income previously recorded. If these decreases are in excess of income previously recorded, an adjustment to the cost of the security is made.
Stripped securities. Stripped securities are financial instruments structured to separate principal and interest cash flows so that one class receives principal payments from the underlying assets (PO or principal only), while the other class receives the interest cash flows (IO or interest only). Both PO and IO investments represent an interest in the cash flows of an underlying stripped security. If the underlying assets experience greater than anticipated prepayments of principal, the portfolios may fail to fully recover its initial investment in an IO security. The market value of these securities can be extremely volatile in response to changes in interest rates or prepayments on the underlying securities. In addition, these securities present additional credit risk such that the portfolios may not receive all or part of its principal or interest payments because the borrower or issuer has defaulted on its obligation.
Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily NAV calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Interest income includes coupon interest and amortization/accretion of premiums/discounts on debt securities. Debt obligations may be placed in a non-accrual status and related interest income may be reduced by stopping current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful. Capital gain distributions from underlying funds are recorded on ex-date and reflected as realized gains. Dividend income is recorded on ex-date, except for dividends of certain foreign securities where the dividend may not be known until after the ex-date. In those cases, dividend income, net of withholding taxes, is recorded when the portfolio becomes aware of the dividends. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation. Return of capital distributions from underlying funds, if any, are treated as a reduction of cost.
Foreign investing. Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate. Purchases and sales of securities, income and expenses are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The effect of changes in foreign currency exchange rates on the value of securities is reflected as a component of the realized and unrealized gains (losses) on investments. Foreign investments are subject to a decline in the value of a foreign currency versus the U.S. dollar, which reduces the dollar value of securities denominated in that currency.
Portfolios that invest internationally generally carry more risk than portfolios that invest strictly in U.S. securities. These risks are heightened for investments in emerging markets. Risks can result from differences in economic and political conditions, regulations, market practices (including higher transaction costs), accounting standards and other factors.
Overdraft. The portfolios may have the ability to borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the portfolios’ custodian agreement, the custodian may loan money to the portfolios to make properly authorized payments. The portfolios are obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may have a lien, security interest or security entitlement in any portfolio property that is not otherwise segregated or pledged, to the extent of any overdraft, and to the maximum extent permitted by law. Overdrafts at period end, if any, are presented under the caption Due to custodian in the Statements of assets and liabilities.
Line of credit. The portfolios and other affiliated funds have entered into a syndicated line of credit agreement with Citibank, N.A. as the administrative agent that enables them to participate in a $1 billion unsecured committed line of credit, which is in effect through July 14, 2025 unless extended or renewed. Excluding commitments designated for a certain fund and subject to the needs of all other affiliated funds, a portfolio can borrow up to an aggregate commitment amount of $750 million, subject to asset coverage and other limitations as specified in the agreement. A commitment fee payable at the end of each calendar quarter, based on the average daily unused portion of each line of credit, is charged to each participating portfolio based on an asset-based allocation and is reflected in Other expenses on the Statements of operations. For the year ended December 31, 2024, the portfolios had no borrowings under the line of credit.
Commitment fees for the year ended December 31, 2024 were as follows:
Portfolio	Commitment fee
Multimanager Lifestyle Aggressive Portfolio	$13,415
Multimanager Lifestyle Growth Portfolio	33,355
Multimanager Lifestyle Balanced Portfolio	29,772
Multimanager Lifestyle Moderate Portfolio	9,484
Multimanager Lifestyle Conservative Portfolio	7,529
23	JOHN HANCOCK MULTIMANAGER LIFESTYLE PORTFOLIOS |

Expenses. Within the John Hancock group of funds complex, expenses that are directly attributable to an individual portfolio are allocated to such portfolio. Expenses that are not readily attributable to a specific portfolio are allocated among all portfolios in an equitable manner, taking into consideration, among other things, the nature and type of expense and each portfolio’s relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.
Class allocations. Income, common expenses and realized and unrealized gains (losses) are determined at the portfolio level and allocated daily to each class of shares based on the net assets of the class. Class-specific expenses, such as distribution and service fees, if any, and transfer agent fees, for all classes, are charged daily at the class level based on the net assets of each class and the specific expense rates applicable to each class.
Federal income taxes. Each portfolio intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.
For federal income tax purposes, as of December 31, 2024, certain portfolios have capital loss carryforwards available to offset future net realized capital gains. The following table details the capital loss carryforwards available as of December 31, 2024:
	No Expiration Date
Portfolio	Short Term	Long Term
Multimanager Lifestyle Conservative Portfolio	$3,049,222	$36,413,304
As of December 31, 2024, the portfolios had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The portfolios’ federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.
For federal income tax purposes, the costs of investments owned on December 31, 2024, including short-term investments, were as follows:
Portfolio	Aggregate cost	Unrealized appreciation	Unrealized (depreciation)	Net unrealized appreciation/ (depreciation)
Multimanager Lifestyle Aggressive Portfolio	$2,548,742,867	$659,626,331	$(12,311,096)	$647,315,235
Multimanager Lifestyle Growth Portfolio	7,280,746,830	1,375,084,963	(137,480,852)	1,237,604,111
Multimanager Lifestyle Balanced Portfolio	6,850,168,334	874,801,546	(220,673,825)	654,127,721
Multimanager Lifestyle Moderate Portfolio	2,103,307,818	132,984,422	(96,228,965)	36,755,457
Multimanager Lifestyle Conservative Portfolio	1,693,245,481	65,585,669	(145,043,330)	(79,457,661)
Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The Multimanager Lifestyle Aggressive Portfolio and Multimanager Lifestyle Growth Portfolio generally declare and pay dividends and capital gain distributions, if any, at least annually. The Multimanager Lifestyle Balanced Portfolio, Multimanager Lifestyle Moderate Portfolio and Multimanager Lifestyle Conservative Portfolio generally declare and pay dividends quarterly and capital gain distributions, if any, at least annually.
The tax character of distributions for the year ended December 31, 2024 was as follows:
Portfolio	Ordinary Income	Long Term Capital Gains	Total
Multimanager Lifestyle Aggressive Portfolio	$65,692,585	$25,561,564	$91,254,149
Multimanager Lifestyle Growth Portfolio	217,408,639	18,972,640	236,381,279
Multimanager Lifestyle Balanced Portfolio	213,384,192	—	213,384,192
Multimanager Lifestyle Moderate Portfolio	73,767,773	—	73,767,773
Multimanager Lifestyle Conservative Portfolio	66,218,432	—	66,218,432
The tax character of distributions for the year ended December 31, 2023 was as follows:
Portfolio	Ordinary Income	Long Term Capital Gains	Total
Multimanager Lifestyle Aggressive Portfolio	$45,248,933	$137,492,090	$182,741,023
Multimanager Lifestyle Growth Portfolio	166,966,959	330,981,986	497,948,945
Multimanager Lifestyle Balanced Portfolio	199,236,805	190,649,211	389,886,016
Multimanager Lifestyle Moderate Portfolio	73,316,092	30,841,798	104,157,890
Multimanager Lifestyle Conservative Portfolio	67,951,302	—	67,951,302
Distributions paid by the portfolios with respect to each class of shares are calculated in the same manner, at the same time and in the same amount, except for the effect of class level expenses that may be applied differently to each class. As of December 31, 2024, the components of distributable earnings on a tax basis were as follows:

| JOHN HANCOCK MULTIMANAGER LIFESTYLE PORTFOLIOS	24

Portfolio	Undistributed Ordinary Income	Undistributed Long Term Capital Gains
Multimanager Lifestyle Aggressive Portfolio	$2,885,273	$188,796,918
Multimanager Lifestyle Growth Portfolio	6,610,389	461,812,027
Multimanager Lifestyle Balanced Portfolio	15,262,949	254,890,456
Multimanager Lifestyle Moderate Portfolio	2,895,066	21,367,056
Multimanager Lifestyle Conservative Portfolio	36,028	—
Such distributions and distributable earnings, on a tax basis, if any, are determined in conformity with income tax regulations, which may differ from US GAAP. Distributions in excess of tax basis earnings and profits, if any, are reported in the portfolios’ financial statements as a return of capital. Short-term gains from underlying funds are treated as ordinary income for tax purposes.
Capital accounts within the financial statements are adjusted for permanent book-tax differences at fiscal year end. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to wash sale loss deferrals.
Note 3—Guarantees and indemnifications
Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust, including the portfolios. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. The risk of material loss from such claims is considered remote.
Note 4—Fees and transactions with affiliates
John Hancock Investment Management LLC (the Advisor) serves as investment advisor for the portfolios. John Hancock Investment Management Distributors LLC (the Distributor), an affiliate of the Advisor, serves as principal underwriter of the portfolios. The Advisor and the Distributor are indirect, principally owned subsidiaries of John Hancock Life Insurance Company (U.S.A.), which in turn is a subsidiary of Manulife Financial Corporation.
Management fee. The portfolios have an investment management agreement with the Advisor under which the portfolios pay a daily management fee to the Advisor as detailed below. The Advisor has a subadvisory agreement with Manulife Investment Management (US) LLC, an indirect, wholly owned subsidiary of MFC and an affiliate of the Advisor. The portfolios are not responsible for payment of the subadvisory fees.
The management fee has two components: (1) a fee on assets invested in a fund of John Hancock Funds II (JHF II) or John Hancock Funds III (JHF III); and (2) a fee on assets invested in investments other than a fund of JHF II or JHF III (Other assets). Aggregate net assets include the net assets of the portfolios, similar portfolios of John Hancock Variable Insurance Trust (JHVIT), and similar portfolios of the Trust. JHVIT funds are advised by an affiliate of the Advisor, John Hancock Variable Trust Advisers LLC and are distributed by an affiliate of the Advisor, John Hancock Distributors, LLC.
Management fees are determined in accordance with the following schedule:
	First $7.5 billion of aggregate net assets	Excess over $7.5 billion of aggregate net assets
Assets in a fund of the Trust or JHF III	0.050%	0.040%
Other assets	0.500%	0.490%
The Advisor has contractually agreed to waive and/or reimburse all class-specific expenses for Class A and Class I shares of the portfolios to the extent they exceed 0.41% and 0.11%, respectively, of average net assets on an annualized basis attributable to the class (the class expense waiver). The class expense waiver expires on April 30, 2025, unless renewed by mutual agreement of the portfolios and the Advisor based upon a determination that this is appropriate under the circumstances at that time.
The Advisor has contractually agreed to reduce its management fee and/or make payment to each portfolio in an amount equal to the amount by which “Other expenses” of a portfolio exceed 0.05% of the average annual net assets (on an annualized basis) of the portfolio. “Other expenses” means all of the expenses of a portfolio, excluding certain expenses such as management fees, taxes, brokerage commissions, interest expense, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the portfolio’s business, class-specific expenses, underlying fund expenses (acquired fund fees), and short dividend expense. The current expense limitation agreement expires on April 30, 2025, unless renewed by mutual agreement of a portfolio and the Advisor based upon a determination that this is appropriate under the circumstances at that time.
Additionally, the Advisor voluntarily agreed to waive its advisory fee for each portfolio so that the aggregate advisory fee retained by the Advisor with respect to both the portfolio and its underlying investments (after payment of subadvisory fees) does not exceed 0.50% of the portfolio’s first $7.5 billion of average net assets and 0.49% of the portfolio’s average net assets in excess of $7.5 billion. This voluntary waiver may be amended or terminated at any time by the Advisor upon notice to the portfolio.
25	JOHN HANCOCK MULTIMANAGER LIFESTYLE PORTFOLIOS |

For the year ended December 31, 2024, the expense reductions under these agreements amounted to the following and are reflected as a reduction of total expenses in the Statements of operations:
	Expense reimbursement by class
Portfolio	Class A	Class C	Class I	Class R2	Class R4	Class R5	Class R6	Class 1	Class 5	Total
Multimanager Lifestyle Aggressive Portfolio	$927,421	$50,071	$12,809	$21,429	$1,979	$6,565	$108,937	$3,983,465	—	$5,112,676
Multimanager Lifestyle Growth Portfolio	2,666,217	117,140	40,285	36,549	5,145	9,432	188,876	8,602,339	$544,365	12,210,348
Multimanager Lifestyle Balanced Portfolio	2,191,079	66,841	34,969	24,299	5,997	13,817	165,972	6,729,886	194,387	9,427,247
Multimanager Lifestyle Moderate Portfolio	662,449	25,888	18,459	7,829	909	11,473	37,797	1,381,037	53,703	2,199,544
Multimanager Lifestyle Conservative Portfolio	565,808	16,740	10,178	5,284	1,630	1,217	22,470	893,317	—	1,516,644
Expenses waived or reimbursed in the current fiscal period are not subject to recapture in future fiscal periods.
The investment management fees, including the impact of the waivers and reimbursements as described above, incurred for the year ended December 31, 2024, were equivalent to a net annual effective rate of the portfolios’ average daily net assets as follows:
Portfolio	Net Annual Effective Rate
Multimanager Lifestyle Aggressive Portfolio	0.07%
Multimanager Lifestyle Growth Portfolio	0.10%
Multimanager Lifestyle Balanced Portfolio	0.12%
Portfolio	Net Annual Effective Rate
Multimanager Lifestyle Moderate Portfolio	0.13%
Multimanager Lifestyle Conservative Portfolio	0.16%

Accounting and legal services. Pursuant to a service agreement, the portfolios reimburse the Advisor for all expenses associated with providing the administrative, financial, legal, compliance, accounting and recordkeeping services to the portfolios, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. These accounting and legal services fees incurred, for the year ended December 31, 2024, amounted to an annual rate of 0.02% of the portfolios’ average daily net assets.
Distribution and service plans. The portfolios have a distribution agreement with the Distributor. The portfolios have adopted distribution and service plans for certain classes as detailed below pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the portfolios. In addition, under a service plan for certain classes as detailed below, the portfolios pay for certain other services. The portfolios may pay up to the following contractual rates of distribution and service fees under these arrangements, expressed as an annual percentage of average daily net assets for each class of the portfolios’ shares:
Class	Rule 12b-1 Fee	Service fee
Class A	0.30%	—
Class C	1.00%	—
Class R2	0.25%	0.25%
Class R4	0.25%	0.10%
Class R5	—	0.05%
Class 1	0.05%	—
The portfolios’ Distributor has contractually agreed to waive 0.10% of Rule12b-1 fees for Class R4 shares. The current waiver agreement expires on April 30, 2025, unless renewed by mutual agreement of the portfolios and the Distributor based upon a determination that this is appropriate under the circumstances at the time. This contractual waiver amounted to the following for Class R4 shares for the year ended December 31, 2024:
Portfolio	Class R4
Multimanager Lifestyle Aggressive Portfolio	$1,265
Multimanager Lifestyle Growth Portfolio	3,699
Multimanager Lifestyle Balanced Portfolio	4,986
Portfolio	Class R4
Multimanager Lifestyle Moderate Portfolio	$929
Multimanager Lifestyle Conservative Portfolio	1,841

Sales charges. Class A shares are assessed up-front sales charges of up to 4.50% of net asset value for such shares. The following table summarizes the net up-front sales charges received by the Distributor during the year ended December 31, 2024:
	Multimanager Lifestyle Aggressive Portfolio	Multimanager Lifestyle Growth Portfolio	Multimanager Lifestyle Balanced Portfolio	Multimanager Lifestyle Moderate Portfolio	Multimanager Lifestyle Conservative Portfolio
Total sales charges	$125,540	$415,543	$233,638	$139,592	$98,209
Retained for printing prospectus, advertising and sales literature	14,818	47,871	26,900	9,686	6,850
Sales commission to unrelated broker-dealers	110,722	367,672	206,738	129,906	91,359
| JOHN HANCOCK MULTIMANAGER LIFESTYLE PORTFOLIOS	26

Class A and Class C shares may be subject to contingent deferred sales charges (CDSCs). Certain Class A shares purchased, including those that are acquired through purchases of $250,000 or more, and redeemed within one year of purchase are subject to a 1.00% CDSC. Class C shares that are redeemed within one year of purchase are subject to a 1.00% CDSC. CDSCs are applied to the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from CDSCs are used to compensate the Distributor for providing distribution-related services in connection with the sale of these shares. During the year ended December 31, 2024, CDSCs received by the Distributor for Class A and Class C shares were as follows:
Portfolio	Class A	Class C
Multimanager Lifestyle Aggressive Portfolio	$2,825	$3,846
Multimanager Lifestyle Growth Portfolio	20,186	9,085
Multimanager Lifestyle Balanced Portfolio	20,813	3,523
Multimanager Lifestyle Moderate Portfolio	6,344	3,236
Multimanager Lifestyle Conservative Portfolio	24,436	1,196
Transfer agent fees. The John Hancock group of funds has a complex-wide transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an affiliate of the Advisor. The transfer agent fees paid to Signature Services are determined based on the cost to Signature Services (Signature Services Cost) of providing recordkeeping services. It also includes out-of-pocket expenses, including payments made to third-parties for recordkeeping services provided to their clients who invest in one or more John Hancock funds. In addition, Signature Services Cost may be reduced by certain fees that Signature Services receives in connection with retirement and small accounts. Signature Services Cost is calculated monthly and allocated, as applicable, to three categories of share classes: Retail Share Classes of Non-Municipal Bond Funds, Retirement Share Classes and Retail Share Classes of Municipal Bond Funds. Within each of these categories, the applicable costs are allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.
Class level expenses. Class level expenses for the year ended December 31, 2024 were as follows:
Portfolio	Class	Distribution and service fees	Transfer agent fees
Multimanager Lifestyle Aggressive Portfolio	Class A	$1,736,328	$658,330
	Class C	320,211	36,435
	Class I	—	9,100
	Class R2	67,818	618
	Class R4	4,384	58
	Class R5	2,093	190
	Class R6	—	3,148
	Class 1	1,272,707	—
	Total	$3,403,541	$707,879
Multimanager Lifestyle Growth Portfolio	Class A	$5,606,315	$2,125,639
	Class C	844,320	96,070
	Class I	—	32,130
	Class R2	130,131	1,188
	Class R4	12,863	167
	Class R5	3,389	304
	Class R6	—	6,149
	Class 1	3,096,558	—
	Total	$9,693,576	$2,261,647
Multimanager Lifestyle Balanced Portfolio	Class A	$5,302,308	$2,010,459
	Class C	556,948	63,383
	Class I	—	32,089
	Class R2	99,208	913
	Class R4	17,924	225
	Class R5	5,705	518
	Class R6	—	6,235
	Class 1	2,799,058	—
	Total	$8,781,151	$2,113,822
Multimanager Lifestyle Moderate Portfolio	Class A	$1,957,452	$742,251
	Class C	265,192	30,185
	Class I	—	20,654
	Class R2	39,989	361
	Class R4	3,225	42
	Class R5	5,873	531
	Class R6	—	1,747
	Class 1	706,457	—
	Total	$2,978,188	$795,771
27	JOHN HANCOCK MULTIMANAGER LIFESTYLE PORTFOLIOS |

Portfolio	Class	Distribution and service fees	Transfer agent fees
Multimanager Lifestyle Conservative Portfolio	Class A	$1,840,754	$698,053
	Class C	189,531	21,575
	Class I	—	12,556
	Class R2	28,161	270
	Class R4	6,443	83
	Class R5	689	60
	Class R6	—	1,150
	Class 1	504,723	—
	Total	$2,570,301	$733,747
Trustee expenses. The portfolios compensate each Trustee who is not an employee of the Advisor or its affiliates. The costs of paying Trustee compensation and expenses are allocated to each portfolio based on their net assets relative to other funds within the John Hancock group of funds complex.
Note 5—Portfolio share transactions
Transactions in portfolios’ shares for the years ended December 31, 2024 and 2023 were as follows:
Multimanager Lifestyle Aggressive Portfolio	Year Ended 12-31-24		Year Ended 12-31-23
	Shares	Amount	Shares	Amount
Class A shares
Sold	2,028,051	$28,999,360	2,388,439	$30,585,917
Distributions reinvested	1,004,231	14,661,793	2,288,685	30,302,120
Repurchased	(5,858,632)	(84,017,931)	(5,744,725)	(73,403,461)
Net decrease	(2,826,350)	$(40,356,778)	(1,067,601)	$(12,515,424)
Class C shares
Sold	289,141	$4,149,703	319,063	$4,081,539
Distributions reinvested	39,072	572,008	123,056	1,634,212
Repurchased	(813,981)	(11,593,084)	(981,953)	(12,581,073)
Net decrease	(485,768)	$(6,871,373)	(539,834)	$(6,865,322)
Class I shares
Sold	201,223	$2,857,001	278,629	$3,552,446
Distributions reinvested	12,562	182,526	28,170	371,274
Repurchased	(253,641)	(3,629,332)	(427,171)	(5,436,993)
Net decrease	(39,856)	$(589,805)	(120,372)	$(1,513,273)
Class R2 shares
Sold	116,219	$1,643,196	87,822	$1,108,927
Distributions reinvested	23,720	342,043	49,366	645,713
Repurchased	(154,704)	(2,222,029)	(165,854)	(2,072,727)
Net decrease	(14,765)	$(236,790)	(28,666)	$(318,087)
Class R4 shares
Sold	6,530	$92,123	9,750	$125,163
Distributions reinvested	2,153	31,197	5,418	71,190
Repurchased	(26,208)	(380,128)	(186,772)	(2,332,480)
Net decrease	(17,525)	$(256,808)	(171,604)	$(2,136,127)
Class R5 shares
Sold	29,337	$420,784	179,362	$2,224,326
Distributions reinvested	8,367	121,744	17,974	237,075
Repurchased	(62,718)	(879,655)	(155,349)	(1,963,840)
Net increase (decrease)	(25,014)	$(337,127)	41,987	$497,561
| JOHN HANCOCK MULTIMANAGER LIFESTYLE PORTFOLIOS	28

Multimanager Lifestyle Aggressive Portfolio , Cont’d	Year Ended 12-31-24		Year Ended 12-31-23
	Shares	Amount	Shares	Amount
Class R6 shares
Sold	1,302,777	$18,674,660	1,926,727	$24,752,516
Distributions reinvested	125,047	1,816,939	273,672	3,606,994
Repurchased	(2,128,562)	(30,231,171)	(1,388,188)	(17,882,969)
Net increase (decrease)	(700,738)	$(9,739,572)	812,211	$10,476,541
Class 1 shares
Sold	1,484,458	$21,474,370	2,299,257	$29,176,095
Distributions reinvested	5,048,887	73,158,368	11,034,612	144,994,801
Repurchased	(23,338,031)	(332,771,213)	(21,808,121)	(277,080,061)
Net decrease	(16,804,686)	$(238,138,475)	(8,474,252)	$(102,909,165)
Total net decrease	(20,914,702)	$(296,526,728)	(9,548,131)	$(115,283,296)

Multimanager Lifestyle Growth Portfolio	Year Ended 12-31-24		Year Ended 12-31-23
	Shares	Amount	Shares	Amount
Class A shares
Sold	7,136,332	$99,198,189	8,518,254	$108,067,479
Distributions reinvested	3,225,188	45,571,918	7,624,315	99,268,188
Repurchased	(20,426,259)	(284,584,603)	(19,057,381)	(241,462,683)
Net decrease	(10,064,739)	$(139,814,496)	(2,914,812)	$(34,127,016)
Class C shares
Sold	521,058	$7,205,262	649,747	$8,206,522
Distributions reinvested	99,242	1,402,290	341,615	4,447,850
Repurchased	(2,218,178)	(30,632,270)	(3,177,452)	(40,220,251)
Net decrease	(1,597,878)	$(22,024,718)	(2,186,090)	$(27,565,879)
Class I shares
Sold	878,639	$12,243,935	903,120	$11,356,397
Distributions reinvested	53,457	748,400	125,250	1,615,726
Repurchased	(1,150,488)	(16,052,062)	(1,301,283)	(16,389,942)
Net decrease	(218,392)	$(3,059,727)	(272,913)	$(3,417,819)
Class R2 shares
Sold	120,018	$1,641,539	165,552	$2,073,534
Distributions reinvested	39,423	549,957	104,417	1,342,797
Repurchased	(604,283)	(8,497,021)	(308,834)	(3,875,793)
Net decrease	(444,842)	$(6,305,525)	(38,865)	$(459,462)
Class R4 shares
Sold	29,535	$409,758	49,069	$624,970
Distributions reinvested	7,294	102,848	14,210	184,589
Repurchased	(14,967)	(215,272)	(99,936)	(1,247,534)
Net increase (decrease)	21,862	$297,334	(36,657)	$(437,975)
Class R5 shares
Sold	266,725	$3,838,959	340,089	$4,190,761
Distributions reinvested	15,757	223,114	27,282	355,763
Repurchased	(197,505)	(2,813,919)	(413,695)	(5,200,306)
Net increase (decrease)	84,977	$1,248,154	(46,324)	$(653,782)
29	JOHN HANCOCK MULTIMANAGER LIFESTYLE PORTFOLIOS |

Multimanager Lifestyle Growth Portfolio , Cont’d	Year Ended 12-31-24		Year Ended 12-31-23
	Shares	Amount	Shares	Amount
Class R6 shares
Sold	2,627,085	$36,823,881	3,003,955	$38,212,509
Distributions reinvested	239,636	3,359,700	483,158	6,242,395
Repurchased	(3,249,691)	(45,385,065)	(3,610,255)	(45,833,120)
Net decrease	(382,970)	$(5,201,484)	(123,142)	$(1,378,216)
Class 1 shares
Sold	1,023,771	$14,228,010	2,039,092	$25,574,890
Distributions reinvested	12,252,212	171,776,011	27,860,065	359,952,039
Repurchased	(61,089,867)	(847,031,124)	(60,833,106)	(766,484,741)
Net decrease	(47,813,884)	$(661,027,103)	(30,933,949)	$(380,957,812)
Class 5 shares
Sold	639,267	$8,931,803	654,431	$8,200,345
Distributions reinvested	823,525	11,521,115	1,706,427	21,995,849
Repurchased	(2,162,705)	(29,968,890)	(2,123,035)	(26,722,222)
Net increase (decrease)	(699,913)	$(9,515,972)	237,823	$3,473,972
Total net decrease	(61,115,779)	$(845,403,537)	(36,314,929)	$(445,523,989)

Multimanager Lifestyle Balanced Portfolio	Year Ended 12-31-24		Year Ended 12-31-23
	Shares	Amount	Shares	Amount
Class A shares
Sold	6,150,219	$81,987,939	8,032,989	$98,751,010
Distributions reinvested	3,212,142	43,206,841	6,579,760	82,627,011
Repurchased	(22,082,866)	(293,248,712)	(23,927,337)	(293,843,311)
Net decrease	(12,720,505)	$(168,053,932)	(9,314,588)	$(112,465,290)
Class C shares
Sold	304,152	$4,022,280	411,591	$5,020,762
Distributions reinvested	66,837	898,547	203,307	2,557,914
Repurchased	(1,783,209)	(23,626,782)	(3,224,550)	(39,571,627)
Net decrease	(1,412,220)	$(18,705,955)	(2,609,652)	$(31,992,951)
Class I shares
Sold	972,726	$12,788,481	888,660	$10,794,662
Distributions reinvested	54,352	724,089	111,466	1,384,521
Repurchased	(1,252,906)	(16,475,854)	(1,399,541)	(17,088,314)
Net decrease	(225,828)	$(2,963,284)	(399,415)	$(4,909,131)
Class R2 shares
Sold	125,224	$1,645,060	227,203	$2,776,813
Distributions reinvested	31,214	416,153	65,601	816,826
Repurchased	(564,929)	(7,556,840)	(399,501)	(4,783,192)
Net decrease	(408,491)	$(5,495,627)	(106,697)	$(1,189,553)
Class R4 shares
Sold	30,431	$404,663	37,464	$459,793
Distributions reinvested	9,824	131,641	19,480	243,571
Repurchased	(78,415)	(1,037,440)	(152,692)	(1,835,001)
Net decrease	(38,160)	$(501,136)	(95,748)	$(1,131,637)
| JOHN HANCOCK MULTIMANAGER LIFESTYLE PORTFOLIOS	30

Multimanager Lifestyle Balanced Portfolio , Cont’d	Year Ended 12-31-24		Year Ended 12-31-23
	Shares	Amount	Shares	Amount
Class R5 shares
Sold	62,272	$823,473	131,786	$1,598,035
Distributions reinvested	22,597	303,490	48,501	607,040
Repurchased	(273,920)	(3,707,259)	(477,145)	(5,802,926)
Net decrease	(189,051)	$(2,580,296)	(296,858)	$(3,597,851)
Class R6 shares
Sold	2,031,651	$26,913,221	3,163,237	$38,672,554
Distributions reinvested	258,425	3,440,212	458,996	5,692,387
Repurchased	(2,622,494)	(34,747,029)	(3,414,054)	(41,558,701)
Net increase (decrease)	(332,418)	$(4,393,596)	208,179	$2,806,240
Class 1 shares
Sold	1,803,688	$23,690,323	3,963,939	$48,139,221
Distributions reinvested	11,916,755	158,519,880	23,075,185	286,229,903
Repurchased	(59,349,178)	(782,325,123)	(56,841,245)	(689,025,375)
Net decrease	(45,628,735)	$(600,114,920)	(29,802,121)	$(354,656,251)
Class 5 shares
Sold	370,919	$4,876,072	340,442	$4,122,731
Distributions reinvested	354,119	4,714,451	643,598	7,989,750
Repurchased	(1,290,152)	(17,052,390)	(1,123,759)	(13,776,811)
Net decrease	(565,114)	$(7,461,867)	(139,719)	$(1,664,330)
Total net decrease	(61,520,522)	$(810,270,613)	(42,556,619)	$(508,800,754)

Multimanager Lifestyle Moderate Portfolio	Year Ended 12-31-24		Year Ended 12-31-23
	Shares	Amount	Shares	Amount
Class A shares
Sold	3,506,560	$43,013,750	4,649,657	$53,581,921
Distributions reinvested	1,579,681	19,426,917	2,371,040	27,704,317
Repurchased	(10,490,706)	(128,166,542)	(10,782,528)	(124,071,089)
Net decrease	(5,404,465)	$(65,725,875)	(3,761,831)	$(42,784,851)
Class C shares
Sold	240,582	$2,937,387	232,283	$2,662,974
Distributions reinvested	47,454	587,140	93,791	1,104,970
Repurchased	(935,087)	(11,485,874)	(1,444,149)	(16,741,621)
Net decrease	(647,051)	$(7,961,347)	(1,118,075)	$(12,973,677)
Class I shares
Sold	993,599	$12,036,293	658,855	$7,526,062
Distributions reinvested	47,535	579,568	53,302	616,771
Repurchased	(807,165)	(9,871,455)	(797,808)	(9,103,601)
Net increase (decrease)	233,969	$2,744,406	(85,651)	$(960,768)
Class R2 shares
Sold	39,868	$483,239	56,488	$647,780
Distributions reinvested	18,658	228,395	27,532	320,465
Repurchased	(154,473)	(1,919,492)	(94,544)	(1,077,083)
Net decrease	(95,947)	$(1,207,858)	(10,524)	$(108,838)
31	JOHN HANCOCK MULTIMANAGER LIFESTYLE PORTFOLIOS |

Multimanager Lifestyle Moderate Portfolio , Cont’d	Year Ended 12-31-24		Year Ended 12-31-23
	Shares	Amount	Shares	Amount
Class R4 shares
Sold	10,217	$123,636	12,322	$141,677
Distributions reinvested	2,253	27,426	4,067	47,130
Repurchased	(43,152)	(529,143)	(25,289)	(290,140)
Net decrease	(30,682)	$(378,081)	(8,900)	$(101,333)
Class R5 shares
Sold	148,151	$1,805,314	386,914	$4,429,134
Distributions reinvested	33,223	405,113	48,702	564,310
Repurchased	(283,462)	(3,426,645)	(302,159)	(3,446,459)
Net increase (decrease)	(102,088)	$(1,216,218)	133,457	$1,546,985
Class R6 shares
Sold	1,092,783	$13,300,360	1,127,161	$12,854,741
Distributions reinvested	90,285	1,098,409	120,268	1,389,878
Repurchased	(1,158,973)	(14,063,628)	(807,065)	(9,164,546)
Net increase	24,095	$335,141	440,364	$5,080,073
Class 1 shares
Sold	2,420,703	$29,789,749	2,322,709	$26,482,459
Distributions reinvested	3,983,075	48,579,811	5,911,307	68,464,344
Repurchased	(19,003,849)	(229,978,639)	(17,740,092)	(202,417,316)
Net decrease	(12,600,071)	$(151,609,079)	(9,506,076)	$(107,470,513)
Class 5 shares
Sold	189,162	$2,263,592	144,271	$1,640,417
Distributions reinvested	158,430	1,927,507	225,769	2,608,012
Repurchased	(663,895)	(8,028,490)	(692,664)	(7,900,539)
Net decrease	(316,303)	$(3,837,391)	(322,624)	$(3,652,110)
Total net decrease	(18,938,543)	$(228,856,302)	(14,239,860)	$(161,425,032)

Multimanager Lifestyle Conservative Portfolio	Year Ended 12-31-24		Year Ended 12-31-23
	Shares	Amount	Shares	Amount
Class A shares
Sold	5,329,076	$62,804,121	7,028,680	$79,156,047
Distributions reinvested	1,841,294	21,710,533	1,963,237	22,194,933
Repurchased	(13,146,794)	(154,655,074)	(13,905,209)	(156,434,281)
Net decrease	(5,976,424)	$(70,140,420)	(4,913,292)	$(55,083,301)
Class C shares
Sold	99,784	$1,170,560	126,719	$1,424,334
Distributions reinvested	45,952	541,629	63,369	716,646
Repurchased	(721,008)	(8,461,741)	(1,157,748)	(13,007,974)
Net decrease	(575,272)	$(6,749,552)	(967,660)	$(10,866,994)
Class I shares
Sold	369,386	$4,334,547	459,394	$5,160,983
Distributions reinvested	35,495	417,605	41,797	471,227
Repurchased	(517,183)	(6,073,348)	(961,934)	(10,831,502)
Net decrease	(112,302)	$(1,321,196)	(460,743)	$(5,199,292)
| JOHN HANCOCK MULTIMANAGER LIFESTYLE PORTFOLIOS	32

Multimanager Lifestyle Conservative Portfolio , Cont’d	Year Ended 12-31-24		Year Ended 12-31-23
	Shares	Amount	Shares	Amount
Class R2 shares
Sold	33,358	$390,768	51,517	$578,732
Distributions reinvested	17,123	201,480	19,433	219,295
Repurchased	(199,673)	(2,346,609)	(76,182)	(850,806)
Net decrease	(149,192)	$(1,754,361)	(5,232)	$(52,779)
Class R4 shares
Sold	34,567	$402,779	7,590	$85,752
Distributions reinvested	6,426	75,564	4,826	54,417
Repurchased	(3,106)	(37,077)	(49,991)	(553,790)
Net increase (decrease)	37,887	$441,266	(37,575)	$(413,621)
Class R5 shares
Sold	92,456	$1,094,792	60,425	$676,788
Distributions reinvested	4,767	56,236	6,329	71,331
Repurchased	(132,104)	(1,565,911)	(140,939)	(1,580,478)
Net decrease	(34,881)	$(414,883)	(74,185)	$(832,359)
Class R6 shares
Sold	1,198,596	$14,105,286	1,327,004	$14,887,263
Distributions reinvested	61,361	721,100	51,407	579,716
Repurchased	(1,088,569)	(12,757,953)	(551,916)	(6,181,530)
Net increase	171,388	$2,068,433	826,495	$9,285,449
Class 1 shares
Sold	3,524,993	$41,317,302	3,019,381	$33,752,855
Distributions reinvested	3,497,679	41,123,493	3,757,135	42,344,228
Repurchased	(15,214,866)	(178,662,228)	(17,345,811)	(194,696,314)
Net decrease	(8,192,194)	$(96,221,433)	(10,569,295)	$(118,599,231)
Total net decrease	(14,830,990)	$(174,092,146)	(16,201,487)	$(181,762,128)
Affiliates of the Trust owned shares of the following classes of the portfolios on December 31, 2024. Such concentration of shareholders’ capital could have a material effect on the portfolios if such shareholders redeem from the portfolios.
Portfolio	Class	% by Class
Multimanager Lifestyle Aggressive Portfolio	Class R6	4%
Multimanager Lifestyle Aggressive Portfolio	Class 1	100%
Multimanager Lifestyle Growth Portfolio	Class R6	1%
Multimanager Lifestyle Growth Portfolio	Class 1	100%
Multimanager Lifestyle Growth Portfolio	Class 5	100%
Multimanager Lifestyle Balanced Portfolio	Class R6	1%
Multimanager Lifestyle Balanced Portfolio	Class 1	100%
Multimanager Lifestyle Balanced Portfolio	Class 5	100%
Multimanager Lifestyle Moderate Portfolio	Class 1	100%
Multimanager Lifestyle Moderate Portfolio	Class 5	100%
Multimanager Lifestyle Conservative Portfolio	Class 1	100%
Note 6—Purchase and sale of securities
Purchases and sales of securities, other than short-term investments, amounted to the following for the year ended December 31, 2024:
	Purchases		Sales
Portfolio	U.S. Government	Other issuers	U.S. Government	Other issuers
Multimanager Lifestyle Aggressive Portfolio	$18,685,484	$391,948,602	$34,926,280	$530,960,080
Multimanager Lifestyle Growth Portfolio	178,607,539	981,736,419	205,942,400	1,435,517,468
Multimanager Lifestyle Balanced Portfolio	284,086,656	799,962,896	331,171,239	1,302,948,562
Multimanager Lifestyle Moderate Portfolio	102,444,421	213,838,594	110,794,650	387,787,267
Multimanager Lifestyle Conservative Portfolio	111,292,097	167,011,720	108,916,731	333,038,259
33	JOHN HANCOCK MULTIMANAGER LIFESTYLE PORTFOLIOS |

Note 7—Investment in affiliated underlying funds
The portfolios invest primarily in affiliated underlying funds that are managed by the Advisor and its affiliates. The portfolios do not invest in the affiliated underlying funds for the purpose of exercising management or control; however, the portfolios’ investment may represent a significant portion of each affiliated underlying funds’ net assets. At December 31, 2024, the following portfolios held 5% or more of the net assets of the affiliated underlying funds shown below:
Portfolio	Affiliated Fund	Percentage of underlying fund net assets
Multimanager Lifestyle Aggressive Portfolio
	JHF Global Thematic Opportunities Fund	24.8%
	JHF II International Small Company Fund	16.9%
	JHF II Mid Value Fund	16.5%
	JHF Diversified Real Assets Fund	15.9%
	JHF II Small Cap Dynamic Growth Fund	14.9%
	JHF II Science & Technology Fund	14.8%
	JHF II Health Sciences Fund	14.2%
	JHF II Small Cap Value Fund	13.5%
	JHF II Equity Income Fund	13.3%
	JHF Mid Cap Growth Fund	12.3%
	JHF Emerging Markets Equity Fund	11.3%
	JHF II International Strategic Equity Allocation Fund	7.2%
	JHF II Capital Appreciation Value Fund	7.1%
	JHF II Global Equity Fund	7.0%
	JHF International Dynamic Growth Fund	6.7%
	JHF Small Cap Core Fund	6.1%
	JHF II Capital Appreciation Fund	6.0%
	JHF Financial Industries Fund	5.7%
	JHF Disciplined Value International Fund	5.2%
Multimanager Lifestyle Growth Portfolio
	JHF Global Thematic Opportunities Fund	51.0%
	JHF II Mid Value Fund	35.9%
	JHF II International Small Company Fund	35.3%
	JHF II Fundamental Global Franchise Fund	34.7%
	JHF II Science & Technology Fund	34.5%
	JHF Diversified Real Assets Fund	34.0%
	JHF II Health Sciences Fund	33.8%
	JHF II Capital Appreciation Value Fund	31.4%
	JHF II Equity Income Fund	29.0%
	JHF II Small Cap Dynamic Growth Fund	27.5%
	JHF II Global Equity Fund	26.3%
	JHF II Small Cap Value Fund	26.2%
	JHF Mid Cap Growth Fund	25.9%
	JHF Emerging Markets Equity Fund	22.4%
	JHF II International Strategic Equity Allocation Fund	15.6%
	JHF II Capital Appreciation Fund	15.1%
	JHF Financial Industries Fund	13.7%
	JHF Small Cap Core Fund	13.5%
	JHF II Emerging Markets Debt Fund	13.4%
	JHF II Floating Rate Income Fund	12.0%
	JHF International Dynamic Growth Fund	11.2%
	JHF Disciplined Value International Fund	11.1%
	JHF II Blue Chip Growth Fund	10.0%
	JHF II U.S. Sector Rotation Fund	10.0%
	JHF Short Duration Bond Fund	9.4%
	JHF High Yield Fund	9.2%
	JHF Fundamental Large Cap Core Fund	7.6%
	JHF II Strategic Income Opportunities Fund	7.5%
	JHF Diversified Macro Fund	5.1%
Multimanager Lifestyle Balanced Portfolio
	JHF II Multi-Asset High Income Fund	34.1%
| JOHN HANCOCK MULTIMANAGER LIFESTYLE PORTFOLIOS	34

Portfolio	Affiliated Fund	Percentage of underlying fund net assets
	JHF II Capital Appreciation Value Fund	29.8%
	JHF II Fundamental Global Franchise Fund	28.1%
	JHF II Health Sciences Fund	27.2%
	JHF II Science & Technology Fund	25.8%
	JHF II Global Equity Fund	25.7%
	JHF II Mid Value Fund	23.2%
	JHF Diversified Real Assets Fund	22.5%
	JHF Global Thematic Opportunities Fund	22.3%
	JHF Short Duration Bond Fund	22.0%
	JHF II Emerging Markets Debt Fund	21.9%
	JHF II Floating Rate Income Fund	21.0%
	JHF II Small Cap Value Fund	18.3%
	JHF II Small Cap Dynamic Growth Fund	16.6%
	JHF II International Small Company Fund	16.5%
	JHF II Equity Income Fund	16.4%
	JHF II Strategic Income Opportunities Fund	16.1%
	JHF High Yield Fund	16.0%
	JHF II Core Bond Fund	15.7%
	JHF Mid Cap Growth Fund	15.5%
	JHF Emerging Markets Equity Fund	12.7%
	JHF Financial Industries Fund	10.4%
	JHF II U.S. Sector Rotation Fund	9.1%
	JHF II International Strategic Equity Allocation Fund	9.0%
	JHF Small Cap Core Fund	8.4%
	JHF Disciplined Value International Fund	8.2%
	JHF II Capital Appreciation Fund	8.0%
	JHF International Dynamic Growth Fund	7.9%
	JHF II Blue Chip Growth Fund	5.6%
Multimanager Lifestyle Moderate Portfolio
	JHF II Multi-Asset High Income Fund	29.1%
	JHF II Core Bond Fund	12.8%
	JHF Short Duration Bond Fund	10.7%
	JHF II Emerging Markets Debt Fund	9.5%
	JHF II Fundamental Global Franchise Fund	9.0%
	JHF II Floating Rate Income Fund	9.0%
	JHF II Capital Appreciation Value Fund	7.9%
	JHF II Global Equity Fund	7.5%
	JHF High Yield Fund	6.8%
	JHF II Strategic Income Opportunities Fund	5.4%
Multimanager Lifestyle Conservative Portfolio
	JHF II Multi-Asset High Income Fund	29.1%
	JHF II Core Bond Fund	13.8%
	JHF Short Duration Bond Fund	11.9%
	JHF II Emerging Markets Debt Fund	9.5%
	JHF II Floating Rate Income Fund	8.9%
	JHF High Yield Fund	6.8%
Information regarding the portfolios’ fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the portfolios, if any, is as follows:
							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
Multimanager Lifestyle Aggressive Portfolio
Blue Chip Growth	3,399,261	$186,400,023	$26,930,473	$(54,420,156)	$17,353,072	$30,615,629	—	$13,408,912	$206,879,041
35	JOHN HANCOCK MULTIMANAGER LIFESTYLE PORTFOLIOS |

							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
Capital Appreciation	6,886,851	$101,904,010	$21,624,796	$(30,555,177)	$2,174,840	$10,564,688	—	$16,299,019	$105,713,157
Capital Appreciation Value	8,920,599	82,867,372	11,689,424	(13,814,718)	34,641	(402,119)	$1,767,332	8,257,077	80,374,600
Disciplined Value	6,388,311	141,798,530	17,843,041	(19,286,302)	3,642,939	(69,552)	1,573,237	16,152,449	143,928,656
Disciplined Value International	12,982,231	180,492,205	19,737,410	(14,781,029)	1,103,772	(18,562,287)	3,283,345	14,679,140	167,990,071
Diversified Macro	3,550,810	23,435,706	11,979,921	(3,231,841)	40,051	(160,021)	176,382	—	32,063,816
Diversified Real Assets	13,007,705	158,112,205	8,701,909	(18,150,758)	1,612,361	(4,199,188)	4,301,762	4,285,002	146,076,529
Emerging Markets Debt	2,041,358	16,350,546	8,232,810	(8,976,103)	(1,785,632)	1,958,073	970,928	—	15,779,694
Emerging Markets Equity	17,142,802	173,685,190	863,034	(21,022,496)	(3,783,962)	12,771,993	862,034	—	162,513,759
Equity Income	12,027,979	219,502,253	24,269,205	(21,324,817)	1,834,862	(320,539)	4,150,879	19,170,384	223,960,964
Financial Industries	1,566,727	28,411,750	2,770,268	(8,200,370)	1,310,388	3,909,047	411,706	2,358,562	28,201,083
Fundamental Large Cap Core	3,451,247	235,955,982	27,720,452	(35,401,558)	9,117,398	10,959,480	1,479,317	26,031,929	248,351,754
Global Equity	3,444,745	42,841,353	4,877,013	(7,016,890)	804,765	(1,306,071)	533,097	4,343,916	40,200,170
Global Thematic Opportunities	3,665,028	52,361,653	10,094,185	(18,189,002)	4,677,248	(9,911,534)	41,961	10,052,223	39,032,550
Health Sciences	7,852,703	38,265,261	8,534,790	(12,018,382)	624,388	(5,094,623)	—	5,852,358	30,311,434
High Yield	2,616,929	8,175,548	3,217,925	(3,447,574)	(485,385)	494,951	529,986	—	7,955,465
International Dynamic Growth	4,925,903	66,429,484	392,061	(17,023,214)	1,716,316	13,556,536	157,643	—	65,071,183
International Growth	3,350,590	89,881,158	795,548	(8,586,534)	(727,538)	9,471,851	795,548	—	90,834,485
International Small Company	8,506,473	87,269,422	6,326,432	(5,466,527)	365,641	(3,004,913)	2,530,781	2,756,815	85,490,055
International Strategic Equity Allocation	24,852,879	272,775,652	8,513,298	(48,328,607)	688,271	6,181,669	7,240,936	—	239,830,283
John Hancock Collateral Trust	286	1,259	779,504	(777,927)	20	—	334	—	2,856
Mid Cap Growth	9,169,200	166,094,337	788,945	(36,984,190)	(10,206,710)	50,121,200	—	—	169,813,582
Mid Value	15,383,618	231,759,023	43,220,093	(34,273,947)	4,090,115	(10,502,781)	2,905,839	39,860,566	234,292,503
Multifactor Emerging Markets ETF	2,183,342	60,426,588	6,721	(5,181,082)	358,969	828,195	1,689,496	—	56,439,391
Science & Technology	12,486,501	28,594,431	5,925,227	(13,915,076)	1,527,458	3,215,557	—	4,634,424	25,347,597
Short Duration Bond	5,766,303	—	60,530,166	(6,600,379)	6,020	(78,537)	1,175,939	—	53,857,270
| JOHN HANCOCK MULTIMANAGER LIFESTYLE PORTFOLIOS	36

							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
Small Cap Core	7,379,318	$119,633,129	$2,861,143	$(6,623,983)	$225,284	$11,197,665	$232,535	$1,085,405	$127,293,238
Small Cap Dynamic Growth	3,887,258	66,904,522	2,803,425	(17,948,489)	(2,894,002)	16,557,093	2,149,542	300,794	65,422,549
Small Cap Value	4,341,626	73,476,212	9,392,888	(8,945,195)	653,937	(1,899,024)	560,567	5,442,611	72,678,818
U.S. Sector Rotation	15,831,805	151,382,017	41,305,998	(31,245,578)	2,072,995	29,157,631	1,794,650	3,756,230	192,673,063
					$36,152,522	$156,050,069	$41,315,776	$198,727,816	$3,158,379,616
Multimanager Lifestyle Growth Portfolio
Blue Chip Growth	7,305,140	$419,275,420	$52,959,527	$(134,365,399)	$57,709,145	$49,012,099	—	$28,816,253	$444,590,792
Bond	41,695,873	541,111,267	106,317,728	(78,971,572)	(16,687,107)	4,035,673	$24,441,432	—	555,805,989
Capital Appreciation	17,293,031	262,099,209	54,295,944	(84,147,750)	10,685,716	22,514,907	—	40,635,742	265,448,026
Capital Appreciation Value	39,410,669	369,311,840	46,905,234	(58,065,786)	(1,577,667)	(1,483,491)	8,269,527	38,635,706	355,090,130
Disciplined Value	14,286,758	324,217,829	39,741,733	(51,100,670)	11,937,397	(2,915,627)	3,518,372	36,123,180	321,880,662
Disciplined Value International	27,586,980	387,682,515	46,301,197	(40,421,230)	3,660,587	(40,247,552)	6,977,043	31,192,877	356,975,517
Diversified Macro	9,647,995	42,986,528	53,673,687	(6,646,236)	(159,656)	(2,732,929)	479,386	—	87,121,394
Diversified Real Assets	27,862,489	344,716,067	21,047,802	(48,194,498)	6,394,278	(11,067,897)	9,214,368	9,178,469	312,895,752
Emerging Markets Debt	19,100,595	167,753,096	9,972,681	(32,192,202)	(7,659,082)	9,773,106	9,972,677	—	147,647,599
Emerging Markets Equity	33,987,870	331,136,071	1,710,097	(27,362,062)	(7,856,124)	24,577,023	1,709,097	—	322,205,005
Equity Income	26,176,851	488,259,590	54,681,842	(60,093,367)	6,953,776	(2,388,878)	9,100,639	41,721,082	487,412,963
Financial Industries	3,754,004	69,263,228	7,188,717	(21,552,066)	3,481,125	9,191,073	981,689	5,623,861	67,572,077
Floating Rate Income	16,998,304	96,780,632	41,512,824	(7,936,717)	(155,785)	176,039	10,073,244	—	130,376,993
Fundamental Global Franchise	8,029,660	85,856,374	14,188,331	(12,585,591)	1,533,398	(6,768,792)	736,912	13,451,419	82,223,720
Fundamental Large Cap Core	5,996,741	420,450,726	47,802,377	(73,082,749)	19,503,747	16,851,391	2,570,399	45,231,978	431,525,492
Global Equity	12,921,898	155,318,063	18,294,611	(20,328,734)	3,633,726	(6,119,115)	1,999,750	16,294,860	150,798,551
Global Thematic Opportunities	7,534,753	103,545,376	20,814,008	(32,774,949)	8,153,434	(19,492,747)	86,523	20,727,485	80,245,122
Health Sciences	18,722,754	93,691,307	16,612,011	(27,481,063)	2,383,753	(12,936,176)	—	13,953,445	72,269,832
High Yield	36,774,318	117,427,167	7,996,316	(13,909,557)	(1,657,776)	1,937,776	7,218,582	—	111,793,926
International Dynamic Growth	8,245,399	116,488,548	745,969	(35,182,703)	3,044,401	23,825,499	263,876	—	108,921,714
International Growth	6,525,251	177,761,524	2,512,260	(20,710,173)	1,919,362	15,416,590	1,549,325	—	176,899,563
International Small Company	17,774,957	185,518,798	15,259,064	(16,756,176)	1,806,860	(7,190,223)	5,320,737	5,795,953	178,638,323
37	JOHN HANCOCK MULTIMANAGER LIFESTYLE PORTFOLIOS |

							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
International Strategic Equity Allocation	53,745,233	$600,278,429	$19,031,059	$(116,345,893)	$3,507,476	$12,170,424	$15,574,537	—	$518,641,495
John Hancock Collateral Trust	695	50,882	3,641,402	(3,685,438)	107	(4)	1,396	—	6,949
Mid Cap Growth	19,391,916	361,476,906	3,610,581	(92,351,296)	(19,923,207)	106,325,300	—	—	359,138,284
Mid Value	33,458,739	514,499,714	93,616,327	(85,949,082)	12,305,296	(24,895,664)	6,320,082	$86,695,100	509,576,591
Multifactor Emerging Markets ETF	6,910,401	191,891,169	349,114	(17,495,631)	1,230,779	2,658,435	5,326,886	—	178,633,866
Science & Technology	29,019,837	68,876,741	16,119,470	(37,438,614)	3,480,997	7,871,675	—	10,691,637	58,910,269
Short Duration Bond	11,685,757	102,802,538	21,124,386	(15,018,303)	4,221	232,131	5,301,605	—	109,144,973
Small Cap Core	16,521,186	271,415,173	6,856,670	(19,251,625)	1,836,915	24,133,330	520,610	2,430,060	284,990,463
Small Cap Dynamic Growth	7,157,948	125,440,283	5,717,134	(36,422,337)	(5,363,274)	31,096,456	3,966,354	555,027	120,468,262
Small Cap Value	8,450,870	145,951,767	15,733,401	(17,887,552)	1,373,162	(3,703,220)	1,095,202	10,633,440	141,467,558
Strategic Income Opportunities	21,506,283	215,050,866	11,016,519	(10,909,767)	(202,910)	(322,004)	7,678,065	—	214,632,704
U.S. Sector Rotation	38,470,354	365,664,684	108,027,800	(82,585,813)	5,247,879	71,829,660	4,386,602	9,181,225	468,184,210
					$110,544,949	$291,364,268	$154,654,917	$467,568,799	$8,212,134,766
Multimanager Lifestyle Balanced Portfolio
Blue Chip Growth	4,075,197	$255,978,170	$28,587,271	$(101,634,905)	$56,819,562	$8,266,386	—	$16,075,245	$248,016,484
Bond	54,249,628	740,542,212	69,914,451	(71,552,313)	(12,434,753)	(3,322,055)	$32,818,886	—	723,147,542
Capital Appreciation	9,102,601	145,437,043	30,544,448	(55,385,848)	9,735,501	9,393,785	—	21,389,596	139,724,929
Capital Appreciation Value	37,390,160	352,122,255	43,111,652	(56,550,091)	(195,483)	(1,602,987)	7,600,708	35,510,944	336,885,346
Core Bond	26,135,252	256,591,449	53,075,239	(21,435,340)	(2,952,753)	(4,585,993)	11,636,827	—	280,692,602
Disciplined Value	8,204,818	192,787,912	23,226,154	(37,156,134)	13,585,123	(7,588,497)	2,020,585	20,745,373	184,854,558
Disciplined Value International	20,278,501	290,975,698	33,424,299	(35,492,469)	4,140,885	(30,644,616)	5,128,650	22,929,106	262,403,797
Diversified Macro	8,441,020	57,436,298	29,498,589	(10,643,790)	138,119	(206,802)	424,033	—	76,222,414
Diversified Real Assets	18,452,951	234,055,852	13,449,106	(37,505,044)	5,430,061	(8,203,332)	6,102,552	6,078,776	207,226,643
Emerging Markets Debt	31,183,105	280,478,902	16,419,853	(59,164,910)	(14,074,016)	17,385,576	16,419,843	—	241,045,405
Emerging Markets Equity	19,255,653	193,022,269	969,280	(21,156,020)	(5,535,196)	15,243,258	968,280	—	182,543,591
Equity Income	14,846,924	286,684,574	30,513,496	(44,388,018)	8,486,371	(4,846,706)	5,238,066	23,663,263	276,449,717
Financial Industries	2,854,434	54,432,395	5,486,374	(18,413,536)	2,849,353	7,025,220	745,237	4,269,282	51,379,806
| JOHN HANCOCK MULTIMANAGER LIFESTYLE PORTFOLIOS	38

							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
Floating Rate Income	29,730,882	$175,299,314	$71,521,578	$(18,840,395)	$(271,997)	$327,368	$18,010,353	—	$228,035,868
Fundamental Global Franchise	6,507,931	69,908,334	11,510,848	(10,540,140)	1,267,446	(5,505,278)	597,849	$10,912,998	66,641,210
Fundamental Large Cap Core	3,172,783	233,808,266	25,291,498	(51,821,620)	15,242,102	5,793,209	1,359,958	23,931,539	228,313,455
Global Equity	12,630,348	154,371,022	17,881,839	(22,578,199)	4,339,077	(6,617,580)	1,954,631	15,927,208	147,396,159
Global Shareholder Yield	2,499,257	39,073,455	3,011,099	(15,910,285)	2,937,798	(620,535)	1,158,375	1,852,723	28,491,532
Global Thematic Opportunities	3,301,432	39,081,271	9,409,446	(7,438,352)	1,267,320	(7,159,433)	38,401	9,199,311	35,160,252
Health Sciences	15,053,851	66,789,893	13,793,929	(13,201,572)	589,717	(9,864,103)	—	11,219,133	58,107,864
High Yield	64,322,617	212,696,501	13,716,769	(31,351,388)	(3,720,441)	4,199,316	12,934,486	—	195,540,757
International Dynamic Growth	5,828,206	86,330,529	1,917,428	(31,128,010)	5,186,923	14,683,729	184,612	—	76,990,599
International Growth	4,903,670	137,034,570	2,115,979	(19,507,847)	2,515,677	10,780,120	1,164,304	—	132,938,499
International Small Company	8,332,563	89,886,924	7,098,032	(10,844,261)	1,690,976	(4,089,409)	2,510,166	2,734,358	83,742,262
International Strategic Equity Allocation	31,078,595	366,652,672	11,734,473	(88,847,817)	3,395,947	6,973,167	8,942,582	—	299,908,442
John Hancock Collateral Trust	2,111	18,744	6,802,910	(6,800,626)	88	(1)	2,510	—	21,115
Mid Cap Growth	11,617,854	226,006,992	5,641,653	(69,726,370)	(8,038,682)	61,279,058	—	—	215,162,651
Mid Value	21,584,788	342,148,715	60,541,781	(66,889,371)	9,815,661	(16,880,460)	4,077,190	55,928,452	328,736,326
Multi-Asset High Income	3,942,529	38,955,403	2,151,837	(5,042,245)	(272,134)	2,213,117	2,096,791	—	38,005,978
Multifactor Emerging Markets ETF	4,409,800	125,504,730	2,376,096	(16,510,831)	917,203	1,706,132	3,414,703	—	113,993,330
Science & Technology	21,735,612	54,733,923	13,248,378	(33,053,399)	2,685,222	6,509,169	—	7,864,224	44,123,293
Short Duration Bond	27,351,283	264,881,158	22,467,036	(32,544,624)	(2,741,839)	3,399,251	13,172,153	—	255,460,982
Small Cap Core	10,269,435	174,583,571	5,653,886	(19,621,617)	2,187,460	14,344,458	323,607	1,510,505	177,147,758
Small Cap Dynamic Growth	4,318,106	78,755,152	4,137,041	(26,339,490)	(1,493,651)	17,614,667	2,402,524	336,194	72,673,719
Small Cap Value	5,898,629	105,391,368	11,373,330	(16,507,879)	1,152,517	(2,666,287)	766,864	7,445,572	98,743,049
Strategic Income Opportunities	46,111,381	471,687,602	20,926,463	(31,114,173)	(762,347)	(545,960)	16,723,548	—	460,191,585
U.S. Sector Rotation	35,320,785	363,450,337	84,222,263	(93,109,953)	6,801,584	68,489,728	4,027,471	8,429,558	429,853,959
					$110,684,401	$160,676,680	$184,966,745	$307,953,360	$7,025,973,478
39	JOHN HANCOCK MULTIMANAGER LIFESTYLE PORTFOLIOS |

							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
Multimanager Lifestyle Moderate Portfolio
Blue Chip Growth	670,085	$43,551,305	$5,480,202	$(19,048,620)	$9,914,551	$883,963	—	$2,643,256	$40,781,401
Bond	20,913,621	293,021,862	21,636,347	(29,619,758)	(5,317,264)	(942,618)	$12,762,957	—	278,778,569
Capital Appreciation	1,522,292	25,133,807	5,849,475	(10,877,368)	2,100,459	1,160,811	—	3,577,133	23,367,184
Capital Appreciation Value	9,930,313	96,014,613	11,379,994	(17,603,114)	60,706	(380,078)	2,006,326	9,373,669	89,472,121
Core Bond	21,334,341	235,945,423	21,542,473	(21,914,312)	(3,559,668)	(2,883,096)	9,726,899	—	229,130,820
Disciplined Value	1,589,957	38,624,916	5,418,208	(9,488,316)	1,814,055	(547,131)	391,556	4,020,108	35,821,732
Disciplined Value International	3,599,032	53,330,042	6,562,104	(8,689,165)	937,027	(5,568,533)	910,234	4,069,462	46,571,475
Diversified Macro	2,400,063	22,734,048	3,310,093	(5,094,627)	76,267	646,785	120,605	—	21,672,566
Diversified Real Assets	3,572,064	45,484,595	4,624,339	(9,432,588)	1,222,542	(1,784,608)	1,181,313	1,176,710	40,114,280
Emerging Markets Debt	13,507,858	123,073,421	7,128,098	(27,258,453)	(6,262,103)	7,734,779	7,127,717	—	104,415,742
Emerging Markets Equity	2,215,425	22,668,385	1,960,504	(4,817,951)	(537,972)	1,729,263	111,404	—	21,002,229
Equity Income	2,810,430	55,986,275	7,069,754	(11,531,941)	2,519,840	(1,713,723)	992,530	4,479,308	52,330,205
Floating Rate Income	12,685,754	76,920,888	30,921,814	(10,581,054)	(777,099)	815,181	7,738,441	—	97,299,730
Fundamental Global Franchise	2,083,004	23,390,369	3,680,648	(4,483,127)	597,536	(1,855,468)	191,165	3,489,482	21,329,958
Fundamental Large Cap Core	589,837	45,066,652	4,701,819	(11,321,171)	3,308,226	689,116	252,823	4,448,996	42,444,642
Global Equity	3,708,068	47,351,235	5,249,822	(8,812,431)	994,169	(1,509,638)	573,848	4,675,974	43,273,157
Global Shareholder Yield	1,083,355	17,000,805	1,276,734	(6,944,280)	2,137,744	(1,120,754)	490,356	786,378	12,350,249
High Yield	27,445,820	93,330,678	5,645,391	(15,717,832)	(1,920,192)	2,097,246	5,560,331	—	83,435,291
Infrastructure	569,084	11,350,605	1,029,027	(5,280,993)	1,273,747	(126,362)	287,609	—	8,246,024
International Growth	1,603,842	46,153,192	1,004,553	(8,085,518)	(2,702,323)	7,110,250	380,809	—	43,480,154
International Small Company	1,771,286	19,396,892	1,562,122	(2,666,246)	415,311	(906,659)	526,335	573,344	17,801,420
International Strategic Equity Allocation	6,426,186	80,449,178	2,565,531	(23,298,369)	856,662	1,439,696	1,845,549	—	62,012,698
John Hancock Collateral Trust	117	1,182	2,860,303	(2,860,376)	63	1	855	—	1,173
Mid Cap Growth	2,336,913	47,921,732	1,035,007	(16,719,853)	1,060,842	9,981,901	—	—	43,279,629
Mid Value	3,553,999	58,968,832	11,167,489	(15,154,822)	3,134,935	(3,989,032)	671,321	9,208,783	54,127,402
Multi-Asset High Income	3,364,519	34,187,061	1,808,689	(5,250,881)	(282,974)	1,972,069	1,788,063	—	32,433,964
| JOHN HANCOCK MULTIMANAGER LIFESTYLE PORTFOLIOS	40

							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
Multifactor Emerging Markets ETF	815,722	$23,946,592	$1,475,933	$(4,838,649)	$50,357	$452,181	$635,568	—	$21,086,414
Short Duration Bond	13,263,199	133,826,392	8,924,466	(19,171,767)	(1,585,109)	1,884,300	6,527,320	—	123,878,282
Small Cap Core	725,111	12,694,180	927,437	(2,311,900)	184,107	1,014,348	22,849	$106,655	12,508,172
Small Cap Dynamic Growth	1,104,137	20,996,290	1,656,120	(8,376,056)	(149,953)	4,456,229	610,556	85,437	18,582,630
Small Cap Value	1,226,492	22,700,660	3,463,879	(5,452,364)	433,358	(614,063)	157,393	1,528,145	20,531,470
Strategic Income Opportunities	15,530,604	163,373,129	6,228,174	(14,071,722)	(425,550)	(108,604)	5,678,451	—	154,995,427
U.S. Sector Rotation	6,803,022	74,422,450	17,552,349	(23,871,926)	2,295,424	12,394,485	775,718	1,623,590	82,792,782
					$11,867,721	$32,412,237	$70,046,901	$55,866,430	$1,979,348,992
Multimanager Lifestyle Conservative Portfolio
Blue Chip Growth	156,711	$10,542,187	$2,185,793	$(5,816,205)	$1,391,630	$1,234,008	—	$618,170	$9,537,413
Bond	21,774,181	324,983,283	22,808,166	(50,918,276)	(9,116,173)	2,492,834	$13,757,793	—	290,249,834
Capital Appreciation	349,787	5,854,214	1,926,793	(3,218,798)	296,761	510,264	—	821,942	5,369,234
Capital Appreciation Value	3,835,788	37,443,480	4,440,117	(7,213,734)	242,217	(351,628)	774,985	3,620,773	34,560,452
Core Bond	22,949,431	273,887,935	21,113,748	(41,461,525)	(6,761,018)	(302,253)	10,784,247	—	246,476,887
Disciplined Value	336,045	8,318,429	1,731,726	(2,754,019)	490,400	(215,450)	82,757	849,668	7,571,086
Disciplined Value International	1,233,493	18,554,738	2,993,047	(3,982,632)	273,372	(1,877,119)	311,964	1,394,724	15,961,406
Emerging Markets Debt	13,532,116	126,461,429	8,426,041	(31,859,104)	(7,060,928)	8,635,820	7,226,503	—	104,603,258
Emerging Markets Equity	1,688,946	17,918,375	2,551,029	(5,413,819)	(916,944)	1,872,568	84,929	—	16,011,209
Equity Income	655,854	13,258,156	2,653,457	(3,893,163)	611,902	(418,354)	232,085	1,045,310	12,211,998
Floating Rate Income	12,639,827	79,038,832	32,571,403	(14,702,296)	(1,085,500)	1,125,036	7,810,967	—	96,947,475
Fundamental Global Franchise	787,480	8,789,549	1,567,684	(1,798,264)	220,348	(715,518)	72,270	1,319,200	8,063,799
Fundamental Large Cap Core	117,089	8,775,984	1,832,020	(2,958,752)	887,940	(111,445)	47,556	836,860	8,425,747
Global Equity	1,161,770	14,854,338	1,975,605	(3,092,883)	654,478	(833,684)	179,792	1,465,023	13,557,854
Global Shareholder Yield	849,801	11,426,414	1,047,729	(3,459,140)	909,859	(237,130)	323,937	517,384	9,687,732
High Yield	27,470,377	95,900,824	6,293,853	(18,900,564)	(2,162,306)	2,378,139	5,614,553	—	83,509,946
Infrastructure	1,786,721	30,536,652	4,588,633	(12,268,561)	2,264,892	767,978	760,937	—	25,889,594
International Dynamic Growth	28,259	—	379,035	—	—	(5,734)	—	—	373,301
International Growth	512,344	15,230,531	964,019	(3,759,456)	(780,310)	2,234,875	121,649	—	13,889,659
41	JOHN HANCOCK MULTIMANAGER LIFESTYLE PORTFOLIOS |

							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
International Strategic Equity Allocation	3,713,784	$45,832,225	$4,031,744	$(15,218,694)	$1,095,318	$97,424	$1,066,569	—	$35,838,017
John Hancock Collateral Trust	324	1,169	2,203,455	(2,201,416)	28	1	1,720	—	3,237
Mid Cap Growth	917,936	19,364,406	871,069	(7,658,722)	1,132,490	3,290,930	—	—	17,000,173
Mid Value	1,370,345	23,471,667	5,803,173	(8,170,294)	1,097,484	(1,331,683)	258,847	$3,550,705	20,870,347
Multi-Asset High Income	3,359,563	35,129,151	2,126,380	(6,599,187)	(347,563)	2,077,405	1,798,958	—	32,386,186
Short Duration Bond	14,809,729	155,841,694	9,759,745	(27,650,758)	(2,149,939)	2,522,126	7,439,835	—	138,322,868
Small Cap Dynamic Growth	832,151	16,413,595	2,557,596	(8,381,224)	74,112	3,341,031	460,156	64,391	14,005,110
Small Cap Value	909,420	17,445,209	4,851,971	(7,041,479)	407,804	(439,809)	116,704	1,133,091	15,223,696
Strategic Income Opportunities	13,919,847	150,665,414	6,299,995	(17,614,231)	(460,947)	29,846	5,152,511	—	138,920,077
U.S. Sector Rotation	3,292,802	41,024,342	8,660,151	(17,232,403)	1,614,838	6,006,469	375,463	785,851	40,073,397
					$(17,175,755)	$31,776,947	$64,857,687	$18,023,092	$1,455,540,992
Note 8—New accounting pronouncement
In this reporting period, the fund adopted Financial Accounting Standards Board Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (ASU 2023-07). Adoption of the new standard impacted financial statement disclosures only and did not affect the portfolios’ financial position or the results of its operations. The management committee of the Advisor acts as the portfolios’ chief operating decision maker (the CODM), assessing performance and making decisions about resource allocation.  Each portfolio represents a single operating segment, as the CODM monitors and assesses the operating results of the portfolio as a whole, and the portfolio’s long-term strategic asset allocation is managed in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the portfolio management team of the portfolio’s subadvisor. Segment assets are reflected in the Statement(s) of assets and liabilities as “Total assets”, which consists primarily of total investments at value. The financial information, including the measurement of profit and loss and significant expenses, provided to and reviewed by the CODM is consistent with that presented within the Statement(s) of operations, which includes “Increase (decrease) in net assets from operations”, Statements of changes in net assets, which includes “Increase (decrease) in net assets from fund share transactions”, and Financial highlights, which includes total return and income and expense ratios.
| JOHN HANCOCK MULTIMANAGER LIFESTYLE PORTFOLIOS	42

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of John Hancock Funds II and Shareholders of Multimanager Lifestyle Aggressive Portfolio, Multimanager Lifestyle Growth Portfolio, Multimanager Lifestyle Balanced Portfolio, Multimanager Lifestyle Moderate Portfolio and Multimanager Lifestyle Conservative Portfolio.
Opinions on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the portfolios’ investments, of Multimanager Lifestyle Aggressive Portfolio, Multimanager Lifestyle Growth Portfolio, Multimanager Lifestyle Balanced Portfolio, Multimanager Lifestyle Moderate Portfolio and Multimanager Lifestyle Conservative Portfolio (five of the funds constituting John Hancock Funds II, hereafter collectively referred to as the "Portfolios") as of December 31, 2024, the related statements of operations for the year ended December 31, 2024, the statements of changes in net assets for each of the two years in the period ended December 31, 2024, including the related notes, and the financial highlights for each of the five years in the period ended December 31, 2024 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Portfolios as of December 31, 2024, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended December 31, 2024 and each of the financial highlights for each of the five years in the period ended December 31, 2024 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinions
These financial statements are the responsibility of the Portfolios’ management. Our responsibility is to express an opinion on the Portfolios’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Portfolios in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2024 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.
/s/ PricewaterhouseCoopers LLP
Boston, Massachusetts
February 13, 2025
We have served as the auditor of one or more investment companies in the John Hancock group of funds since 1988.
43	JOHN HANCOCK MULTIMANAGER LIFESTYLE PORTFOLIOS |

Tax information
(Unaudited)
For federal income tax purposes, the following information is furnished with respect to the distributions of the portfolios, if any, paid during its taxable year ended December 31, 2024.
Each portfolio reports the maximum amount allowable of its net taxable income as eligible for the corporate dividends-received deduction.
Each portfolio reports the maximum amount allowable of its net taxable income as qualified dividend income as provided in the Jobs and Growth Tax Relief Reconciliation Act of 2003.
Each portfolio reports the maximum amount allowable as Section 163(j) Interest Dividends.
Each portfolio reports the maximum amount allowable of its Section 199A dividends as defined in Proposed Treasury Regulation §1.199A-3(d).
The portfolios below have the following amounts as foreign tax credits, which represent taxes paid on the income derived from foreign sources:
Portfolio	Foreign sourced income	Foreign tax credit
Multimanager Lifestyle Aggressive Portfolio	$18,544,469	$2,939,212
Multimanager Lifestyle Growth Portfolio	41,206,215	6,512,865
Multimanager Lifestyle Balanced Portfolio	25,046,380	3,970,559
Multimanager Lifestyle Moderate Portfolio	4,886,214	716,688
Multimanager Lifestyle Conservative Portfolio	1,738,052	263,894
The portfolios below paid the following amounts in capital gain dividends:
Portfolio	Long term capital gains
Multimanager Lifestyle Aggressive Portfolio	$25,561,564
Multimanager Lifestyle Growth Portfolio	18,972,640
Eligible shareholders will be mailed a 2024 Form 1099-DIV in early 2025. This will reflect the tax character of all distributions paid in calendar year 2024.
Please consult a tax advisor regarding the tax consequences of your investment in a portfolio.
ANNUAL REPORT | JOHN HANCOCK MULTIMANAGER LIFESTYLE PORTFOLIOS	44

John Hancock Investment Management Distributors LLC, Member FINRA, SIPC
200 Berkeley Street, Boston, MA 02116-5010, 800-225-5291, jhinvestments.com
Manulife, Manulife Investment Management, Stylized M Design, and Manulife Investment Management & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and are used by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
This report is for the information of the shareholders of John Hancock Multimanager Lifestyle Portfolios. It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.
MF4114148	LSA 12/24
2/25

ITEM 8. CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PROXY DISCLOSURE FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Information included in Item 7, if applicable.

ITEM 10. REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Refer to information included in Item 7.

ITEM 11. STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.

Information included in Item 7, if applicable.

ITEM 12. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 14. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATE PURCHASERS.

Not applicable.

ITEM 15. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

No material changes.

ITEM 16. CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-CSR, the registrant's principal executive officer and principal financial officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 17. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 18. RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

Not applicable.

ITEM 19. EXHIBITS.

(a)(1) Code of Ethics for Covered Officers is attached.

(a)(2) Not applicable.

(a)(3) Separate certifications for the registrant's principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b) Separate certifications for the registrant's principal executive officer and principal financial officer, as required by 18 U.S.C. Section 1350, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, and Rule 30a-2(b) under the Investment Company Act of 1940, are attached. The certifications furnished pursuant to this paragraph are not deemed to be "filed" for purposes of Section 18 of the Securities Exchange Act of 1934, or otherwise subject to the liability of that section. Such certifications are not deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Securities Exchange Act of 1934, except to the extent that the Registrant specifically incorporates them by reference.

                                                                        SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock Funds II

By:	/s/ Kristie M. Feinberg
------------------------------
Kristie M. Feinberg
President,
Principal Executive Officer
Date:	February 13, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Kristie M. Feinberg
------------------------------
Kristie M. Feinberg
President,
Principal Executive Officer
Date:	February 13, 2025
By:	/s/ Fernando A. Silva
---------------------------
Fernando A. Silva
Chief Financial Officer,
Principal Financial Officer
Date:	February 13, 2025